As filed with the Securities and Exchange Commission on December 23, 2002
                                                     1933 Act File No. 033-46924
                                                     1940 Act File No. 811-06618



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                      Pre-Effective Amendment No. ____                [ ]
                      Post-Effective Amendment No. 37                 [X]
                                                  ----

                                     and/or



      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                             Amendment No. 39                         [X]
                                           ---
                        (Check appropriate box or boxes.)



                      FIRST INVESTORS SERIES FUND II, INC.
               (Exact Name of Registrant as Specified in Charter)


                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 858-8000

                               Ms. Concetta Durso
                          Vice President and Secretary
                      First Investors Series Fund II, Inc.
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box)
     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on December 31,  2002 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      FIRST INVESTORS SERIES FUND II, INC.
                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

     Cover Sheet

     Contents of Registration Statement

     Combined Prospectus for First Investors Value Fund (formerly First Investors Utilities Income Fund), First Investors Mid-Cap Opportunity Fund, First Investors All-Cap Growth Fund, First Investors Growth & Income Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc., First Investors Global Fund, Inc. and First Investors Blue Chip Fund, First Investors Total Return Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund.

     Combined Statement of Additional Information First Investors Value Fund (formerly First Investors Utilities Income Fund), First Investors Mid-Cap Opportunity Fund, First Investors All-Cap Growth Fund, First Investors Growth & Income Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc., First Investors Global Fund, Inc. and First Investors Blue Chip Fund, First Investors Total Return Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund.

     Part C - Other Information

     Signature Page

     Exhibits

[LOGO] FIRST INVESTORS

    EQUITY FUNDS


         TOTAL RETURN


         VALUE


         BLUE CHIP

         GROWTH & INCOME

         ALL-CAP GROWTH

         MID-CAP OPPORTUNITY

         SPECIAL SITUATIONS

         FOCUSED EQUITY

         GLOBAL


--------------------------------------------------------------------------------

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


   THE DATE OF THIS

--------------------------------------------------------------------------------
                               P R O S P E C T U S
--------------------------------------------------------------------------------


                                                            IS DECEMBER 31, 2002

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------



Introduction...................................................................3

Fund Descriptions..............................................................4
     Total Return Fund.........................................................4
     Value Fund...............................................................11
     Blue Chip Fund...........................................................19
     Growth and Income Fund...................................................26
     All-Cap Growth Fund......................................................34
     Mid-Cap Opportunity Fund.................................................42
     Special Situations Fund..................................................50
     Focused Equity Fund......................................................57
     Global Fund..............................................................65

Fund Management...............................................................72

Buying and Selling Shares.....................................................74
     How and when do the Funds price their shares?............................74
     How do I buy shares?.....................................................74
     Which class of shares is best for me?....................................75
     How do I sell shares?....................................................77
     Can I exchange my shares for the shares of other
     First Investors Funds?...................................................77

Account Policies..............................................................78
     What about dividends and capital gain distributions?.....................78
     What about taxes?........................................................78
     How do I obtain a complete explanation of all
     account privileges and policies?.........................................79

Financial Highlights..........................................................79
     Total Return Fund........................................................80
     Value Fund...............................................................82
     Blue Chip Fund...........................................................84
     Growth & Income Fund.....................................................86
     All-Cap Growth Fund......................................................88
     Mid-Cap Opportunity Fund.................................................90
     Special Situations Fund..................................................92
     Focused Equity Fund......................................................94
     Global Fund..............................................................96

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------


This prospectus describes the First Investors Funds that invest primarily in common stocks and other equity securities. Each individual Fund description in this prospectus has an "Overview" that provides a brief explanation of the Fund's objectives, its principal investment strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund description also contains a "Fund in Detail" section with more information on the principal investment strategies and risks of the Fund.


None of the Funds in this prospectus, other than the Total Return Fund, pursues a strategy of allocating its assets among stocks, bonds and money market instruments. For most investors, a complete investment program should include each of these asset classes. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

--------------------------------------------------------------------------------
FUND DESCRIPTIONS
--------------------------------------------------------------------------------
TOTAL RETURN FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:


The Fund allocates its assets among stocks, bonds and money market instruments based upon its views on market conditions, the relative values of these asset classes and economic trends. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust the asset allocations. Once the target allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. Once the target allocation for bonds has been set, the Fund decides how to invest the assets allocated to bonds by first considering the outlook for the economy and interest rates, and thereafter, the financial strength of particular issuers. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.


Principal Risks:


While a diversified portfolio of stocks, bonds and money market instruments is generally regarded as having less risk than a portfolio invested exclusively in stocks, it is nevertheless subject to market risk. Both stocks and bonds fluctuate not only as a result of company-specific developments but also with market conditions, economic cycles and interest rates. There are times when the value of bonds and stocks may decline simultaneously, such as when interest rates rise. The Fund may allocate assets to investment classes that underperform other classes.

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE TOTAL RETURN FUND?

The Total Return Fund may be used as a core holding of an investment portfolio. While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand alone investment by an investor who does not want to make his or her own asset allocation decisions. It may be appropriate for you if you:

o Are seeking total return,
o Are willing to accept a moderate degree of investment risk, and
o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE TOTAL RETURN FUND PERFORMED?


The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                               TOTAL RETURN FUND




The bar chart contains the following plot points:

-1.00%  7.18%   -3.45%  26.71%  10.62%  18.08%  16.20%  13.59%  1.59%   -10.70%
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001



During the periods shown, the highest quarterly return was 12.99% (for the quarter ended December 31, 1999) and the lowest quarterly return was -10.56% (for the quarter ended September 30, 2001). Total Return Fund's year-to-date return as of September 30, 2002 was -15.22%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2001)

-----------------------------------------------------------------------------
                                                     CLASS A        CLASS B
                                                      SHARES         SHARES
                               1 YEAR    5 YEARS    (10 YEARS)  (LIFE OF CLASS*)
CLASS A SHARES(10)
Return Before Taxes           -15.85%     5.91%       6.70%           N/A
Return After Taxes on
Distributions                 -16.59%     3.78%       4.38%           N/A
Return After Taxes on
Distributions and Sale
of Fund Shares                -13.04%     4.11%       4.53%           N/A
-------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------

Return Before Taxes           -14.90%     6.11%       N/A             9.53%

INDICES

S&P 500 Index (reflects no    -11.89%    10.61%      12.93%          15.04%
no deduction for fees,
expenses or taxes)

Lehman Brothers                8.50%      7.37%       7.27%           8.33%**
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)
--------------------------------------------------------------------------------

  *CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/01.
  **THE RETURN SHOWN FOR THE LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX IS FOR THE PERIOD 1/1/95 TO 12/31/01.

WHAT ARE THE FEES AND EXPENSES OF THE TOTAL RETURN FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS A SHARES    CLASS B SHARES

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                        None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                    Total
                                                   Annual
                          Distribution    Other     Fund
             Management   and Service   Expenses  Operating    Fee       Net
                Fees        (12b-1)               Expenses    Waiver   Expenses
                (1)          Fees         (2)       (2)         (1)       (2)

Class A        1.00%         0.30%       0.42%     1.72%       0.25%     1.47%
Shares

Class B        1.00%         1.00%       0.42%     2.42%       0.25%     2.17%
Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2003. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS

If you redeem your shares:

Class A shares          $716            $1,063          $1,433           $2,469
Class B shares          $620            $1,031          $1,468          $2,564*

If you do not redeem your shares:

Class A shares          $716            $1,063          $1,433           $2,469
Class B shares          $220             $731           $1,268          $2,564*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL


WHAT ARE THE TOTAL RETURN FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:


The Fund allocates its assets among stocks, bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its assets in stocks and at least 25% in bonds, cash and cash equivalents. On a regular basis, the Fund reviews and determines whether to adjust its asset allocations based upon its views on market conditions, the relative values of the asset classes and economic trends.

Once the asset allocation for stocks has been set, the Fund uses fundamental research and analysis to determine which particular stocks to purchase or sell. In selecting stocks, the Fund considers, among other things, the issuer's financial strength, management, earnings growth potential and history (if any) of paying dividends.

Once the target allocation for bonds has been set, the Fund determines how this percentage should be allocated among different types of bonds. Depending upon the outlook for the economy and interest rates, the Fund may decide to invest in U.S. Government securities, mortgaged-backed securities, corporate bonds or a combination of different types of bonds. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:


Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Total Return Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

Asset Allocation Risk:

The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.


Interest Rate Risk:

The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, and when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.


Because the Fund invests in mortgage-backed securities, it is subject to prepayment and extension risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, investors in mortgage-backed securities not only lose the benefit of the higher-yielding underlying mortgages that are being prepaid but they also must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price. Extension risk is the flip-side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but the lowest rating category of investment grade bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund's investment objective is to seek total return. This objective may be changed without shareholder approval.

Principal Investment Strategies:

The Fund invests primarily in dividend-paying stocks of companies that the Fund believes are undervalued. The Fund may also invest, to a lesser extent, in preferred stocks, convertible securities and fixed income securities.

In selecting stocks, the Fund first identifies companies that pay dividends. The Fund then looks for companies that meet one or more quantitative standards that indicate they may be undervalued, such as low price-to-earnings ratios or low price-to-cash flow ratios. The Fund also analyzes qualitative issues, such as whether the managements of the companies are pursuing reasonable strategies.

Although dividend-paying companies tend to be larger in size, the Fund generally will also invest a significant portion of its assets in small-cap and mid-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.


Principal Risks:

o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Stocks that are considered "undervalued" may not rise as expected or may fall if anticipated events do not occur or investor perceptions do not change. Moreover, value stocks may fall out of favor with investors as a class.

o The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets. Their earnings tend to be less predictable than those of larger, more established companies. The prices of these stocks can also be influenced by the anticipation of future products and services that, if delayed, could cause the prices to drop.

o The prices of the Fund's investments in preferred stocks, convertible securities and fixed income securities will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise or the financial conditions of their issuers deteriorate.

o Investments in foreign companies carry additional risks including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE VALUE FUND?

The Value Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking total return,
o Are willing to accept a moderate degree of investment risk, and
o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE VALUE FUND PERFORMED?

The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the performance of the Fund's Class A shares over the past calendar ten years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund Shares. If they were included, the returns would be less than those shown.

Prior to the date of this prospectus, the Fund was named the Utilities Income Fund and it primarily focused its investments in utilities industries. The Fund's performance likely would have been different had it been following its current investment policies and investment strategies.


--------------------------------------------------------------------------------

                                   VALUE FUND



The bar chart contains the following plot points:

-8.50%  32.20%  7.63%   24.01%  11.43%  15.70%  -1.22%  -19.88%
1994    1995    1996    1997    1998    1999    2000      2001



During the periods shown, the highest quarterly return was 14.77% (for the quarter ended March 31, 2000) and the lowest quarterly return was -12.47% (for the quarter ended September 30, 2001). Value Fund's year-to-date return as of September 30, 2002 was -26.77%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2001)

-------------------------------------------------------------------------------
                                                   CLASS A          CLASS B
                                                   SHARES           SHARES
                             1 YEAR   5 YEARS (LIFE OF CLASS*) (LIFE OF CLASS**)
CLASS A SHARES
Return Before Taxes          -24.51%    3.58%       5.61%           N/A
Return After Taxes on
Distributions                -25.01%    1.56%       3.74%           N/a
Return After Taxes on
Distributions and Sale       -19.84%    2.35%       3.88%           N/A
of Fund Shares
--------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------

Return Before Taxes              -23.70%     3.73%       N/A             7.97%

INDICES

S&P 500 Index (reflects no       -11.89%    10.61%      13.73%          15.04%
no deduction for fees,
expenses or taxes)

S&P Utilities Index***           -30.44%     7.48%       7.91%          11.31%
(reflects no deduction for
fees, expenses or taxes)
--------------------------------------------------------------------------------

  *CLASS A SHARES COMMENCED OPERATIONS ON 2/22/93. THE RETURNS SHOWN FOR THE S&P INDICES ARE FOR THE PERIOD 2/22/93 TO 12/31/01.
 **CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE S&P INDICES ARE FOR THE PERIOD 1/12/95 TO 12/31/01.
***PRIOR TO 12/31/02, THE FUND INVESTED PRIMARILY IN SECURITIES ISSUED BY COMPANIES IN THE UTILITIES INDUSTRY.
--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE VALUE FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)       5.75%              None

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          None*             4.00%**


 *A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                Total Annual
                                  Distribution                  Fund Operating
                    Management     and Service      Other     Operating Expenses
                       Fees       (12b-1) Fees    Expenses           (1)

Class A Shares        0.75%           0.30%         0.46%           1.51%
Class B Shares        0.75%           1.00%         0.46%           2.21%
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                                 ONE YEAR  THREE YEARS   FIVE YEARS    TEN YEARS

If you redeem your shares:
Class A shares                     $720       $1,025       $1,351        $2,273
Class B shares                     $624         $991       $1,385        $2,367*

If you do not redeem your shares:
Class A shares                     $720       $1,025       $1,351        $2,273
Class B shares                     $224         $691       $1,185        $2,367*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE VALUE FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objectives:

The Fund's investment objective is to seek total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential. The Fund may also invest, to a lesser degree, in preferred stock, convertible securities, and fixed income securities.

In selecting stocks, the Fund first screens companies for those that pay dividends. The Fund then analyzes companies that appear to be undervalued. Quantitatively, the Fund looks for companies that have one or more of the following characteristics: low price to earnings ratios, low price to cash flow ratios, low price to book value ratios, low corporate leverage, and insider buying.

Qualitatively, the Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders. Other considerations may include analysis of the company's balance sheet, competition within a company's industry, barriers to entry and the potential for product substitution.

Although dividend-paying companies tend to be larger companies, the Fund will generally also invest a significant portion of its assets in mid-cap and small-cap companies. Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).


Principal Risks:


Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Value Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall. Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Small- and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalization. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue such securities. When interest rates rise, the prices of these securities may fall and when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:


The Fund primarily invests in the common stocks of large, well-established companies that have market capitalizations of greater than $5 billion. The Fund uses fundamental research to select stocks of companies that it believes have the most attractive growth potential within their respective sectors and industries. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While Blue Chip stocks are regarded as among the most conservative stocks, like all stocks they fluctuate in price not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment. This is known as market risk. Fluctuations in the prices of Blue Chip stocks at times can be substantial. Because the Fund may emphasize certain industry sectors, the Fund's performance may be adversely affected if those sectors perform poorly.

Investments in foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE BLUE CHIP FUND?

The Blue Chip Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are seeking growth of capital,
o Are willing to accept a moderate degree of investment risk, and
o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE BLUE CHIP FUND PERFORMED?


The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------

                                 BLUE CHIP FUND





The bar chart contains the following pot points:

-6.56%  7.77%   -3.02%  34.01%  20.55%  26.05%  18.10%  24.73%  -6.04%  -19.32%
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001



During the periods shown, the highest quarterly return was 19.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -18.14% (for the quarter ended September 30, 2001). Blue Chip Fund's year-to-date return as of September 30, 2002 was -29.66%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2001)


--------------------------------------------------------------------------------
                              1 YEAR     5 YEARS     CLASS A       CLASS B
                                                     SHARES        SHARES
                                                   (10 YEARS) (LIFE OF CLASS*)
--------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes          -23.97%      5.81%         9.09%           N/A
Return After Taxes on
Distributions                -23.99%      4.40%         7.40%           N/A
Return After Taxes on
Distributions and Sale
of Fund Shares               -19.19%      4.58%         7.07%           N/A

--------------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes          -23.11%      6.01%          N/A           11.68

INDEX

S&P 500 Index (reflects no   -11.89%     10.61%        12.93%          15.04%
deduction for fees,
expenses or taxes)

--------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/01.

WHAT ARE THE FEES AND EXPENSES OF THE BLUE CHIP FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A Shares    Class B Shares
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**

--------------------------------------------------------------------------------

 *A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                    Total
                                                   Annual
                          Distribution    Other     Fund
             Management   and Service   Expenses  Operating    Fee       Net
                Fees        (12b-1)               Expenses    Waiver   Expenses
                (1)          Fees         (2)       (2)         (1)       (2)

Class A Shares 0.85%         0.30%       0.43%     1.58%       0.10%     1.48%

Class B Shares 0.85%         1.00%       0.43%     2.28%       0.10%     2.18%
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE BLUE CHIP FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2003. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.


EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


-------------------------------------------------------------------------------
                                ONE YEAR    THREE YEARS  FIVE YEARS   TEN YEARS

If you redeem your shares:
Class A shares                    $717         $1,036      $1,377       $2,337
Class B shares                    $621         $1,003      $1,411      $2,432*

If you do not redeem your shares:
Class A shares                    $717         $1,036      $1,377       $2,337
Class B shares                    $221           $703      $1,211      $2,432*
-------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE BLUE CHIP FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund seeks high total investment return consistent with the preservation of capital.

Principal Investment Strategies:


Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of "Blue Chip" companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund defines "Blue Chip" companies as large, well-established companies that have market capitalizations of greater than $5 billion. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund uses fundamental research to select stocks of companies which it believes have the most attractive growth potential within their respective sectors and industries. The Fund considers a variety of factors, including the strength of a company's balance sheet, its record of earnings growth and its competitive position. The Fund attempts to stay broadly diversified but it may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock when it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:


Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Blue Chip Fund:


Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.


While Blue Chip stocks have historically been the least risky and most liquid of stocks, like all stocks they fluctuate in value. Moreover, Blue Chip stocks include stocks of technology companies which may fluctuate substantially in price.

While the Fund generally attempts to stay broadly diversified, it may emphasize certain industry sectors based upon economic and market conditions. The Fund's performance could be adversely affected if these industry sectors perform worse than expected.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:


The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities and corporate bonds. The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies. The balance of the Fund's assets generally will be invested in mid- or small-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

Because the Fund invests in common stocks, it is subject to market risk. While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market for a number of reasons, including the following:

o Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.

o If the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies which are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

o The market risk associated with small-cap and mid-cap stocks is generally greater than that associated with large-cap stocks because mid-cap and small-cap stocks tend to experience sharper price fluctuations than large-cap stocks, particularly during bear markets. Their earnings tend to be less predictable than those of larger, more established companies. The prices of these stocks can also be influenced by the anticipation of future products and services which, if delayed, could cause the prices to drop.

o The prices of the Fund's investments in preferred stocks, convertible securities and bonds will fluctuate in relation to changes in interest rates, the economy and the financial conditions of companies that issue them. In general, these securities decline in value when interest rates rise.

o Investments in foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GROWTH & INCOME FUND?


The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

o Are primarily seeking growth of capital,
o Are willing to accept a moderate degree of investment risk, and
o Have a long-term investment horizon and are able to ride out market cycles.

Since the Fund's income level will likely be small and will fluctuate, there can be no assurance that the Fund will be able to pay dividends. The Fund is therefore not designed for investors who need an assured level of current income.

HOW HAS THE GROWTH & INCOME FUND PERFORMED?


The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------

                              GROWTH & INCOME FUND





This bar chart contains the following plot points:

-0.76   30.61%  19.96%  27.16%  23.41%  23.21%  -3.23%  -15.51%
1994    1995    1996    1997    1998    1999    2000    2001



During the periods shown, the highest quarterly return was 19.43% (for the quarter ended December 31, 1998) and the lowest quarterly return was -15.58% (for the quarter ended September 30, 2001). Growth and Income Fund's year-to-date return as of September 30, 2002 was -26.53%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2001)

--------------------------------------------------------------------------------
                             1 YEAR   5 YEARS    CLASS A           CLASS B
                                                  SHARES           SHARES
                                              (LIFE OF CLASS*) (LIFE OF CLASS**)
------------------------------------------------------------------------------
CLASS A SHARES

Return Before Taxes          -20.35%     8.30%    10.93%            N/A
Return After Taxes on
Distributions                -20.50%     7.16%    9.86%             N/A
Return After Taxes on
Distributions and Sale of
Fund Shares                  -16.35%     6.75%    8.99%             N/A
--------------------------------------------------------------------------
CLASS B SHARES

Return Before Taxes          -19.49%     8.54%     N/A            13.12%

INDEX
S&P 500 Index (reflects no   -11.89%    10.61%    13.79%          15.04%
deduction for fees, expenses
or taxes)
--------------------------------------------------------------------------------

*CLASS A SHARES COMMENCED OPERATIONS ON 10/4/93. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 10/4/93 TO 12/31/01.
**CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 1/12/95 TO 12/31/01.

WHAT ARE THE FEES AND EXPENSES OF THE GROWTH & INCOME FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares
--------------------------------------------------------------------------------

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None

--------------------------------------------------------------------------------

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**

--------------------------------------------------------------------------------

 *A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                    Total
                                                                  Annual Fund
                                   Distribution      Other         Operating
                    Management     and Service      Expenses       Expenses
                       Fees        (12b-1) Fees       (1)             (1)

Class A Shares        0.74%           0.30%          0.42%           1.46%
Class B Shares        0.74%           1.00%          0.42%           2.16%
--------------------------------------------------------------------------------

(1) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.


EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                                  ONE YEAR   THREE YEARS   FIVE YEARS  TEN YEARS
If you redeem your shares:

Class A shares                      $715        $1,010       $1,327      $2,221
Class B shares                      $619          $976       $1,359      $2,315*

If you do not redeem your shares:

Class A shares                      $715        $1,010       $1,327      $2,221
Class B shares                      $219          $676       $1,159      $2,315*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE GROWTH & INCOME FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:


The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund seeks to invest in common stocks of companies that have a history of paying dividends ("dividend-paying stocks"). When the Fund cannot identify dividend-paying stocks that it believes offer sufficient growth potential, it pursues its objectives of growth and current income by investing in a combination of non-dividend-paying common stocks that offer growth potential ("growth stocks") and preferred stocks, convertible securities, and corporate bonds. The Fund's investments in corporate bonds will generally be bonds of U.S. companies that are rated in one of the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's (commonly called "investment grade bonds").

The Fund generally invests 50% to 75% of its total assets in securities of large-cap companies as defined by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2002, Lipper defined large-cap companies as those with market capitalizations of $8.1 billion and over. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

The Fund uses a "bottom-up" approach to selecting investments. This means that the Fund identifies potential investments through fundamental research and analysis and thereafter focuses on broader issues, such as economic trends, interest rates and industry diversification. In deciding whether to buy or sell securities, the Fund considers among other things the issuer's financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:


Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Growth & Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund's overall portfolio will be less volatile than the general stock market. Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns. Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in growth stocks. Growth stocks are typically more volatile than the general market. Growth stocks are generally stocks of companies that are expected to increase their earnings faster than the overall market. If expectations are not met, the prices of these stocks may decline significantly even if their earnings increase.

Small- and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.

Interest Rate and Credit Risk:

The values of preferred stock, bonds and other fixed income securities are affected by changes in interest rates, the economy and the financial conditions of companies that issue them. When interest rates rise, the prices of these securities may fall and, when interest rates decline, the prices of these securities increase. This is known as interest rate risk.

Credit risk is the risk that an issuer of bonds or other fixed income securities will be unable to pay interest or principal when due. In general, the price of a fixed income security will decline when the credit quality of its issuer declines. Changes in the financial condition of an issuer, general economic conditions, and specific conditions that affect a particular type of issuer can impact the credit quality of an issuer.

Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Other Risks:

The income received by the Fund will also fluctuate with market conditions. Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:


The Fund seeks to outperform the Russell 3000 Growth Index by investing primarily in common stocks of companies that are selected for their growth potential ("growth stocks"). The Fund uses an all market capitalization approach meaning that it attempts to invest in stocks of fast-growing companies within each of the three market cap ranges - large, mid and small.


The Fund is managed by an investment team which uses a three-pronged investment approach.

o First, the team determines the percentage of the Fund's assets that will be allocated to investments in each market cap range, based generally on the market cap distribution of the Russell 3000 Growth Index and the perceived growth prospects of stocks within each range.

o Second, the team uses a "top down" macro-economic approach to identify industry sectors and themes which have strong growth prospects within each market cap range.

o Finally, sub-portfolios of large-, mid- and small- cap stocks are built on a stock-by-stock basis using fundamental research and analysis.

While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.


o As in the case of all stock funds, there is market risk. This means that an investment in the Fund may decline in value due to a decline in the values of stocks in general or individual stocks owned by the Fund.

o Growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

o Small- and mid-cap stocks tend to experience sharper price fluctuations than stocks of larger companies.

o Stocks of foreign companies carry additional risks, including the risks arising from currency fluctuation, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE ALL-CAP GROWTH FUND?

The All-Cap Growth Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o Are seeking significant growth of capital,
o Are willing to accept a significant degree of investment risk, and
o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE ALL-CAP GROWTH FUND PERFORMED?


The following information shows how the Fund's performance has varied from year to year and in comparison with a broad based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------

                               ALL-CAP GROWTH FUND





The bar chart contains the following plot points:

 -15.09%
 2001



During the period shown, the highest quarterly return was 15.47% (for the quarter ended December 31, 2001) and the lowest quarterly return was -18.58% (for the quarter ended September 30, 2001). All-Cap Growth Fund's year-to-date return as of September 30, 2002 was -29.31%.

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2001)

--------------------------------------------------------------------------------
                                                        1 YEAR       LIFE OF
                                                                      CLASS*
CLASS A SHARES

Return Before Taxes                                    -19.96%        -25.07%
Return After Taxes on Distributions                    -19.96%        -25.07%
Return After Taxes on Distributions and Sale of
Fund Shares                                            -15.97%        -19.94%

--------------------------------------------------------------------------------

CLASS B SHARES

--------------------------------------------------------------------------------

Return Before Taxes                                    -19.04%        -24.37%

INDEX
Russell 3000 Growth Index (reflects no deduction
for fees, expenses or taxes)                           -20.09%        -30.96%

--------------------------------------------------------------------------------

 *BOTH CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 10/25/00. THE AVERAGE ANNUAL TOTAL RETURNS SHOWN ARE FOR THE PERIOD OF 10/25/00 TO 12/31/01.

WHAT ARE THE FEES AND EXPENSES OF THE ALL-CAP GROWTH FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None

Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                  Distribution     Other     Total Annual Fund
                  Management      and Service     Expenses   Operating Expenses
                     Fees        (12b-1) Fees     (1),(2)          (2)

    Class A Shares   0.75%           0.30%         0.93%          1.98%

    Class B Shares   0.75%           1.00%         0.93%          2.68%

--------------------------------------------------------------------------------

(1) FOR THE PAST FISCAL YEAR, THE ADVISER CONTRACTUALLY AGREED WITH THE FUND TO ASSUME OTHER EXPENSES IN EXCESS OF 0.70%. THIS EXPENSE WAIVER HAS BEEN ELIMINATED FOR THE CURRENT FISCAL YEAR. PURSUANT TO A SEPARATE UNDERTAKING, THE ADVISER CAN RECOVER ORGANIZATIONAL EXPENSES ONLY IF TOTAL EXPENSES DO NOT EXCEED 1.75% OF THE AVERAGE DAILY NET ASSETS ON CLASS A SHARES AND 2.45% OF THE AVERAGE DAILY NET ASSETS ON CLASS B SHARES.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAL FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES OR TOTAL ANNUAL FUND OPERATING EXPENSES.


EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:


-------------------------------------------------------------------------------
                                 ONE YEAR    THREE YEARS  FIVE YEARS  TEN YEARS
If you redeem your shares:

Class A shares                     $764         $1,161      $1,581      $2,749
Class B shares                     $671         $1,132      $1,620     $2,844*

If you do not redeem your shares:

Class A shares                     $764         $1,161      $1,581      $2,749
Class B shares                     $271           $832      $1,420     $2,844*
-------------------------------------------------------------------------------

* ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE ALL-CAP GROWTH FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:
The Fund seeks long-term growth of capital.

Principal Investment Strategies:
The Fund seeks to outperform the Russell 3000 Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies that are selected for their growth potential. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy. The Fund uses an all market cap growth strategy, meaning that it attempts to invest in fast-growing companies within each of the three market cap ranges - large, mid, and small.

      The Fund is managed by an investment team which uses a three-pronged investment strategy:

o First, the team determines the percentage of the Fund's assets that will be allocated to investments in each market cap range based generally on the market cap distribution of the Russell 3000 Growth Index and the perceived growth prospects of stocks within each range. While the majority of the Fund's assets will tend to be allocated to large-cap stocks, a significant percentage of the Fund's assets will be allocated to small- and mid-cap stocks. The Fund currently defines "large-cap" stocks as those with market caps in excess of $10 billion, "mid-cap" stocks as those with market caps of between $2 billion and $10 billion and "small-cap" stocks as those with market caps of less than $2 billion.

o     Second,  the team uses a  macro-economic  approach  to  identify  industry


o     Third,   sub-portfolios  of  large-,   mid-  and  small-  cap  stocks  are
constructed on a stock-by-stock basis using fundamental analysis.

Each sub-portfolio is managed by a different team member. In selecting individual stocks, the team members look for companies that have some or all of the following characteristics:

o the expected ability to deliver relatively high, sustainable revenue growth over the next three years;

o a superior market position due to differentiated products and services and/or very strong sales and marketing;

o positive financial momentum, evidenced by accelerating sales growth, improving operating margins, or increasing cash flow; and

o high quality management teams which should be capable of leading, managing and growing the companies into more profitable enterprises.


While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.



From time to time, an individual security in a sub-portfolio will move out of its specified market cap range. If such a security remains outside the market cap range for more than twelve months, it will be transferred to the appropriate sub-portfolio or sold. The Fund will also sell a security if its fundamentals have deteriorated, it is no longer considered to have sufficient growth potential or if it is necessary to rebalance the portfolio.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective.

Principal Risks:
Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the All-Cap Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Growth Stock Risk:

The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Small- and Mid-Cap Risk:


The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.


Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

Other Risks:

The Fund may underperform the Russell 3000 Growth Index because it holds fewer securities than the index, it may hold securities which are not part of the index, and it may have sector, industry and market cap weightings which differ from the index.

--------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

OVERVIEW

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund primarily invests in common stocks of companies with medium market capitalizations ("mid-cap stocks") which offer the potential for substantial long-term growth. These companies are generally more established than smaller companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. In selecting stocks, the Fund will look for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. Based upon the Fund's economic outlook for stocks, the Fund may decide to invest a portion of its assets in stocks of companies with small or large market capitalizations ("small-cap" and "large-cap"). While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.


o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Mid-cap stocks carry more market risk than large-cap stocks, because mid-cap companies generally rely on a smaller number of products or services and have less predictable earnings than large-cap companies. Mid-cap stocks tend to be less liquid and to experience sharper price fluctuations than stocks of large-cap companies. These fluctuations can be substantial.

o To the extent that the Fund decides to invest in small-cap companies, the risk of price fluctuations is greater.

o Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE MID-CAP OPPORTUNITY FUND?

The Mid-Cap Opportunity Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o     Are seeking significant growth of capital,

o     Are willing to accept higher than average investment risk, and

o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE MID-CAP OPPORTUNITY FUND PERFORMED?


The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                              MID-CAP OPPORTUNITY
                                      FUND




The bar chart contains the following plot points:

-0.89%  0.50%   24.40%  15.34%  18.57%  11.90%  40.26%  3.16%   -12.94%
1993    1994    1995    1996    1997    1998    1999    2000    2001



During the periods shown, the highest quarterly return was 30.70% (for the quarter ended December 31, 1998) and the lowest quarterly return was -22.36 (for the quarter ended September 30, 2001). Mid-Cap Opportunity Fund's year-to-date return as of September 30, 2002 was -22.57%.

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2001)


-----------------------------------------------------------------------------------------------
                                    1 YEAR     5 YEARS    CLASS A SHARES       CLASS B SHARES
                                                          (LIFE OF CLASS*)     (LIFE OF CLASS*)

CLASS A SHARES
Return Before Taxes                -17.95%      9.52%         9.60%                 N/A
Return After Taxes on
Distributions                      -17.95%      8.31%         8.50%                 N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                             -14.36%      7.56%        7.72%                  N/A
-----------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------
Return Before Taxes                -16.98%      9.78%         N/A                 12.37%

INDEX

S&P 400 Mid-Cap Index (reflects
no deduction for fees, expenses
or taxes)                           -0.60%     15.96%        18.44%               18.54%
-----------------------------------------------------------------------------------------------

*CLASS A SHARES  COMMENCED  OPERATIONS ON 8/24/92.  THE RETURN SHOWN FOR THE S&P
400 MID-CAP INDEX IS FOR THE PERIOD 8/24/92 TO 12/31/01.

**CLASS B SHARES COMMENCED  OPERATIONS ON 1/12/95.  THE RETURN SHOWN FOR THE S&P
400    MID-CAP    INDEX   `S   FOR   THE    PERIOD    1/12/95    TO    12/31/01.
-----------------------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE MID-CAP OPPORTUNITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)     Class A Shares    Class B Shares


Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)     5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                   Total
                                                   Annual
                          Distribution   Other      Fund
             Management   and Service  Expenses   Operating               Net
                Fees        (12b-1)               Expenses  Fee Waiver  Expenses
                (1)           Fees        (2)       (2)         (1)         (2)
Class A        1.00%         0.30%       0.65%     1.95%       0.25%       1.70%
Shares
Class B        1.00%         1.00%       0.65%     2.65%       0.25%       2.40%
Shares
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES ("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2003. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.
(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES BUT ARE REFLECTED UNDER FEE WAIVER AND NET EXPENSES.


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived and/or expenses assumed. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
If you redeem your shares:
Class A shares          $738            $1,129          $1,545          $2,700
Class B shares          $643            $1,100          $1,583          $2,795*
If you do not redeem your shares:
Class A shares          $738            $1,129          $1,545          $2,700
Class B shares          $243              $800          $1,383          $2,795*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE

THE FUND IN DETAIL

WHAT ARE THE MID-CAP OPPORTUNITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:


Under normal circumstances, the Mid-Cap Opportunity Fund will invest at least 80% of its net assets in mid-cap stocks. The Fund will notify shareholders at least 60 days prior to any change in this 80% policy.

The Fund defines mid-cap stocks as stocks of issuers with market capitalizations between $350 million and the upper limit of the mid-cap stock definition used by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2002, the Lipper mid-cap ceiling was $8.1 billion. The market capitalizations of companies considered by the Fund to be mid-cap will change with market conditions.

Mid-cap companies are generally more established than smaller capitalization companies, yet are early enough in their development to be still capable of increasing their revenues and earnings at a strong rate. The Fund also may invest a portion of its assets in stocks of small-cap or large-cap companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.


The Fund uses a "bottom-up" approach to selecting investments. The Fund uses fundamental research to search for companies that have one of more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.


The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).


Principal Risks:


Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Mid-Cap Opportunity Fund:


Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small- and mid-cap stocks is generally greater than that associated with large-cap stocks because such stocks tend to experience sharper price fluctuations than large-cap stocks. The additional volatility associated with small-to-mid-cap stocks is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Small-to-mid-cap stocks are also not as broadly traded as stocks of companies with larger market capitalizations. At times, it may be difficult for the Fund to sell small-to-mid-cap stocks at reasonable prices.


Foreign Investment Risk:

Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

SPECIAL SITUATIONS FUND


OVERVIEW

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:


The Fund seeks to invest in companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation, or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential ("growth stocks"). Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market capitalizations, the Fund may invest in stocks of companies with mid or large capitalizations. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.


Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.


o An investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Small-cap stocks carry more market risk than large-cap stocks, because small-cap companies are often in the early stages of development, dependent on a small number of products or services, lack substantial financial resources and lack predictable earnings. Small-cap stocks also tend to be less liquid and to experience sharper price fluctuations than stocks of companies with large capitalizations. These fluctuations can be substantial.

o Growth stocks are typically more volatile than the general stock market. If expectations concerning their growth prospects are not realized, the prices of these stocks may decline significantly.

o Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE SPECIAL SITUATIONS FUND?

The Special Situations Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o     Are seeking significant growth of capital,

o     Are willing to accept a high degree of investment risk, and

o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE SPECIAL SITUATIONS FUND PERFORMED?



The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                             SPECIAL SITUATIONS FUND





This bar chart contains the following plot points:

17.26%  20.52%  -3.66%  23.92%  11.56%  16.15%  1.53%   27.45%  -0.73%  -22.37%
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001



During the periods shown, the highest quarterly return was 26.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -27.55% (for the quarter ended March 31, 2001). Special Situations Fund's year-to-date return as of September 30, 2002 was -27.78%.

--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth the below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.



AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2001)

------------------------------------------------------------------------------------------------
                                                            CLASS A SHARES      CLASS B SHARES
                                    1 YEAR     5 YEARS       (10 YEARS)         (LIFE OF CLASS*)

CLASS A SHARES

Return Before Taxes                -26.84%      1.77%          7.47%                  N/A
Return After Taxes on
Distributions                      -26.84%      0.26%          5.89%                  N/A
Return After Taxes on
Distributions and Sale of Fund
Shares                             -21.47%      1.35%          5.84%                  N/A
------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------
Return Before Taxes                -26.00%      1.89%           N/A                  6.28%

INDEX

Russell 2000 Growth Index
(reflects no deduction for
fees, expenses or taxes)            2.60%       7.55%         10.85%                11.55%
------------------------------------------------------------------------------------------------

  *CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURNS SHOWN FOR THE RUSSELL 2000 GROWTH INDEX ARE FOR THE PERIOD 1/12/95 TO 12/31/01.

----------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE SPECIAL SITUATIONS FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares


Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------

*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B
SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   Total
                                                  Annual
                          Distribution  Other       Fund
             Management   and Service  Expenses   Operating    Fee        Net
                Fees        (12b-1)               Expenses    Waiver    Expenses
                (1)           Fees        (2)       (2)         (1)        (2)
Class A Shares 1.00%         0.30%       0.63%     1.93%       0.25%      1.68%

Class B Shares 1.00%         1.00%       0.63%     2.63%       0.25%      2.38%
--------------------------------------------------------------------------------

(1) FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002, THE ADVISER WAIVED MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FUND. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND'S BOARD OF DIRECTORS/TRUSTEES("BOARD") TO WAIVE MANAGEMENT FEES IN EXCESS OF 0.75% FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2003. THE BOARD MAY CHANGE OR ELIMINATE THIS WAIVER AT ANY TIME.

(2) THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER OTHER EXPENSES, TOTAL ANNUAL FUND OPERATING EXPENSES OR NET EXPENSES.


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
If you redeem your shares:
Class A shares          $736            $1,123          $1,535          $2,680
Class B shares          $641            $1,094          $1,573          $2,775*
If you do not redeem your shares:
Class A shares          $736            $1,123          $1,535          $2,680
Class B shares          $241              $794          $1,373          $2,775*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE SPECIAL SITUATIONS FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?


Objective:
The Fund seeks long-term growth of capital.


Principal Investment Strategies:
The Fund seeks to invest in common stocks of companies that are in the early stages of their development, have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other "special situation" that makes their stocks have attractive growth potential. Although a significant portion of the Fund's assets will normally be invested in stocks of companies with small market caps, the Fund may invest in stocks of companies with mid or large market caps.

The Fund defines small-cap stocks as those that are treated as small-cap by Lipper, Inc. ("Lipper") in classifying mutual funds. As of September 30, 2002, the Lipper small-cap ceiling was $1.9 billion. The market capitalizations of companies considered by the Fund to be small-cap will change with market conditions. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

In selecting stocks, the Fund relies on fundamental research. It screens potential investments to identify those that meet the Fund's definition of small-cap stocks and have attractive growth prospects due to some special situation. It analyzes these stocks, looking for companies that have one or more of the following characteristics: improving business fundamentals, strong market shares for their products or services and strong management. The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-cap stock, its fundamentals have deteriorated or alternative investments become more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.


Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).


Principal Risks:
Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Special Situations Fund:


Market Risk:
Because the Fund primarily invests in common stocks, an investment in the Fund is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Small-Cap Risk:
The market risk associated with small-cap stocks is greater than that associated with larger-cap stocks. Small-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-cap companies are often in the early stages of their development and dependent on a small number of products or services. These companies are also likely to have limited financial resources, a small, inexperienced management group and an uncertain outlook.

Stocks of small-cap companies often are not as broadly traded as those of larger-cap companies and are often subject to wider price fluctuations. As a result, at times it may be difficult for the Fund to sell these securities at a reasonable price.

Growth Stock Risk:
The Fund's focus on growth stocks increases the potential volatility of its share price. Growth stocks are stocks of companies that are expected to increase their revenues or earnings at above average rates. If expectations are not met, the prices of these stocks may decline significantly.

Foreign Investment Risk:
Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

OVERVIEW


Objective:


The Fund seeks capital appreciation.

Principal Investment Strategies:


The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.


The Fund employs a two-fold investment approach:

o First, using a top-down approach, the Fund seeks to identify sectors and industries that will likely benefit over the short-term. As part of this process, the Fund considers not only current economic conditions, but also long-term demographic trends, technological changes and political and social developments in the U.S. and abroad.

o Second, using a bottom-up approach, the Fund relies on fundamental research to identify the most attractive companies within the sectors and industries that have been identified through the top-down analysis. The Fund focuses on large-capitalization, high quality companies that exhibit above average growth, a strong balance sheet and capable management. These companies will likely be in industries that are experiencing cyclical or secular growth.

Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.


o The value of the portfolio will fluctuate with movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment.

o Because the Fund is non-diversified and concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

o Stocks of foreign companies carry additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE FOCUSED EQUITY FUND?

The Focused Equity Fund is most appropriately used as part of a diversified investment portfolio. It may be appropriate for you if you:


o     Are seeking significant growth of capital,

o     Are willing to accept a high degree of investment risk, and

o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE FOCUSED EQUITY FUND PERFORMED?


The following information shows you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                              FOCUSED EQUITY FUND





This bar chart contains the following plot points:

-19.33%         -6.35%
2000            2001



During the period shown, the highest quarterly return was 16.45% (for the quarter ended December 31, 2001) and the lowest quarterly return was -16.54% (for the quarter ended September 30, 2001). Focused Equity Fund's year-to-date return as of September 30, 2002 was -36.26%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2001)


----------------------------------------------------------------------------------------------
                                                                    1 YEAR      LIFE OF CLASS*
CLASS A SHARES

Return Before Taxes                                                 -11.78%        -5.79%

Return After Taxes on Distributions                                 -11.78%        -5.79%

Return After Taxes on Distributions and Sale of Fund Shares          -9.42%        -4.58%
----------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------
Return Before Taxes                                                 -10.68%        -5.46%

INDEX

S&P 500 Index (reflects no deduction for fees, expenses or taxes)   -11.89%        -5.43%
----------------------------------------------------------------------------------------------

 *CLASS A SHARES AND CLASS B SHARES COMMENCED OPERATIONS ON 3/22/99. THE RETURN SHOWN FOR THE S&P 500 INDEX IS FOR THE PERIOD 3/22/99 TO 12/31/01.
-------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE FOCUSED EQUITY FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.
**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                       Total
                                     Distribution                   Annual Fund
                                     and Service                     Operating
                      Management       (12b-1)         Other         Expenses
                         Fees            Fees         Expenses          (1)
  Class A Shares        0.75%           0.30%          0.78%           1.83%
  Class B Shares        0.75%           1.00%          0.78%           2.53%
--------------------------------------------------------------------------------
(1) THE FUND HAS AN EXPENSE OFFSET AGREEMENT THAT MAY REDUCE THE FUND'S CUSTODIAN FEE BASED ON THE AMOUNT OF CASH MAINTAINED BY THE FUND WITH ITS CUSTODIAN. ANY SUCH FEE REDUCTIONS ARE NOT REFLECTED UNDER TOTAL ANNUAL FUND OPERATING EXPENSES.


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------
                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS
If you redeem your shares:
Class A shares          $750            $1,117          $1,508          $2,599
Class B shares          $656            $1,088          $1,545          $2,694*
If you do not redeem your shares:
Class A shares          $750            $1,117          $1,508          $2,599
Class B shares          $256              $788          $1,345          $2,694*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE FOCUSED EQUITY FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objective:
The Fund seeks capital appreciation.


Principal Investment Strategies:
The Fund normally invests in the common stocks and other equity securities of 40 to 50 large-capitalization U.S. companies. The Fund is a non-diversified investment company. The Fund may concentrate up to 60% of its portfolio in its top ten holdings.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including not only common stocks, but preferred stocks and securities convertible into common and preferred stocks). The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. While the Fund primarily invests in U.S. companies, it also invests in securities of foreign companies.

In selecting investments, the Fund favors large capitalization, high-quality companies with long-term growth potential. The companies will have accelerating earnings growth, strong possibility of multiple expansion or hidden or unappreciated value.


The Fund has a two-tiered strategy in selecting these investments.


o First, using a "top-down" approach, the Fund analyzes the general economic and investment environment. As part of the process, the Fund evaluates among other things, economic conditions, U.S. fiscal and monetary policy, long-term demographic trends, technological changes and political and social developments in the U.S. and abroad. Based upon this analysis, the Fund attempts to anticipate trends and changes in markets and the overall economy. The Fund then seeks to identify those industries and sectors that will likely benefit over the next three to nine months from the current economic environment.

o Second, using a "bottom-up" approach, the Fund relies on fundamental analysis to identify 40 to 50 of the most attractive large-capitalization companies within the industries or sectors identified through top-down analysis. The Fund's fundamental analysis involves the assessment of a company's business environment, global expansion plans, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. Assessment of investor sentiment may also be an important factor in evaluating purchases.


The Fund continually monitors every company in its portfolio for fundamental attractiveness. The Fund typically sells an investment when the investment achieves its anticipated potential the company begins to show deteriorating investment fundamentals, or alternative investments become sufficiently more attractive. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).


Principal Risks:
Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Focused Equity Fund:


Market Risk:
Because the Fund primarily invests in stocks, it is subject to market risk. Stock prices in general may decline over short or even extended periods not only due to company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment, regardless of the success or failure of an individual company's operations. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Non-Diversification Risk:
The Fund is a non-diversified investment company and, as such, its assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a comparable diversified fund. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks than an investment in a diversified investment company.

Foreign Investment Risk:
Foreign investments involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards and less stringent regulation of foreign securities markets.

--------------------------------------------------------------------------------
GLOBAL FUND
--------------------------------------------------------------------------------

OVERVIEW

Objectives:

The Fund primarily seeks long-term capital growth and secondarily, a reasonable level of current income.

Principal Investment Strategies:


The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States. The Fund primarily invests in large or medium capitalization stocks that are traded in larger or more established markets throughout the world. The Fund also invests opportunistically in smaller capitalization stocks and stocks which are traded in smaller, less-developed or emerging markets.


Principal Risks:

While the potential long-term rewards of investing in the Fund are substantial, there are also substantial risks.


All stocks fluctuate in price in response to movements in the overall securities markets, general economic conditions and changes in interest rates or investor sentiment as well as company-specific developments. The risks of investing in securities issued by foreign companies, particularly those that are traded in foreign securities markets, are accentuated. Foreign securities can decline in value because of declines in the values of local currencies, irrespective of how well the companies issuing the securities are doing; foreign securities markets are generally less regulated and less liquid than comparable U.S. markets; there may be less financial information available on foreign companies than on comparable U.S. companies; and there may be political or economic instability in some countries in which the Fund may invest. Fluctuations in the prices of foreign stocks can be especially sudden and substantial, particularly in the case of stocks that are traded in less-developed or emerging markets. Stocks with smaller market capitalizations tend to experience sharper price fluctuations.


Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE GLOBAL FUND?

The Global Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

   o  Are seeking significant growth of capital,

   o  Want exposure to investments in both U.S. and foreign companies,

   o  Are willing to accept a high degree of investment risk, and

   o Have a long-term investment horizon and are able to ride out market cycles.

HOW HAS THE GLOBAL FUND PERFORMED?


The following information shows how the Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart presented below shows the performance of the Fund's Class A shares over the past ten calendar years (or the life of the Fund, if less). The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.


--------------------------------------------------------------------------------
                                  GLOBAL FUND





This bar chart contains the following plot points:

-4.79%  22.97%  -3.78%  17.83%  14.43%  7.98%   16.80%  31.66%  -12.97% -15.09%
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001



During the periods shown, the highest quarterly return was 20.13% (for the quarter ended December 31, 1999) and the lowest quarterly return was -15.71% (for the quarter ended September 30, 1998). Global Fund's year-to-date return as of September 30, 2002 was -27.15%.
--------------------------------------------------------------------------------

The following table shows the average annual total returns for the Fund's Class A and Class B shares, assuming reinvestment of dividends and distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns on sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.


AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIODS ENDED DECEMBER 31, 2001)

--------------------------------------------------------------------------------------------------
                                                                  CLASS A SHARES       CLASS B
                                        1 YEAR     5 YEARS        (10 YEARS)      (LIFE OF CLASS*)

CLASS A SHARES

Return Before Taxes                     -19.99%      2.96%           5.80%               N/A

Return After Taxes on Distributions     -20.02%      1.26%           4.25%               N/A

Return After Taxes on Distributions
and Sale of Fund Shares                 -16.00%      2.08%           4.35%               N/A

--------------------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------------------
Return Before Taxes                     -19.00%      3.14%            N/A               6.96%

INDEX

Morgan Stanley All Country World
Free Index (reflects no deduction for
fees, expenses or taxes)**              -15.84%      5.18%           8.14%              8.25%
--------------------------------------------------------------------------------------------------

*CLASS B SHARES COMMENCED OPERATIONS ON 1/12/95. THE RETURN SHOWN FOR THE MORGAN STANLEY ALL COUNTRY WORLD FREE INDEX IS FOR THE PERIOD 1/1/95 TO 12/31/01.

**MORGAN STANLEY ALL COUNTRY WORLD FREE INDEX IS DESIGNED TO MEASURE THE PERFORMANCE OF STOCK MARKETS IN THE UNITED STATES, EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE DEVELOPED AND EMERGING MARKETS OF EASTERN EUROPE, LATIN AMERICA, ASIA AND THE FAR EAST. THE INDEX CONSISTS OF APPROXIMATELY 60% OF THE AGGREGATE MARKET VALUE OF THE COVERED STOCK EXCHANGES AND IS CALCULATED TO EXCLUDE COMPANIES AND SHARE CLASSES THAT CANNOT BE FREELY PURCHASED BY FOREIGNERS.

--------------------------------------------------------------------------------

WHAT ARE THE FEES AND EXPENSES OF THE GLOBAL FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)   Class A Shares    Class B Shares

Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)   5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                      None*             4.00%**
--------------------------------------------------------------------------------
*A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

**4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                       Distribution                     Total
                                       and Service                   Annual Fund
                       Management        (12b-1)         Other        Operating
                          Fees             Fees         Expenses       Expenses

  Class A Shares         1.00%            0.30%          0.57%          1.87%
  Class B Shares         1.00%            1.00%          0.57%          2.57%
--------------------------------------------------------------------------------


Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:


--------------------------------------------------------------------------------

                      ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS

If you redeem your shares:

Class A shares          $754            $1,129          $1,528          $2,639

Class B shares          $660            $1,099          $1,565          $2,734*

If you do not redeem your shares:

Class A shares          $754            $1,129          $1,528          $2,639

Class B shares          $260              $799          $1,365          $2,734*
--------------------------------------------------------------------------------

*ASSUMES CONVERSION TO CLASS A SHARES EIGHT YEARS AFTER PURCHASE.

THE FUND IN DETAIL

WHAT ARE THE GLOBAL FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS?

Objectives:

The Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Principal Investment Strategies:


The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world. While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization). The Fund may also invest in smaller companies when it views them as attractive alternatives to the stocks of larger or more established companies.

The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets. The Fund primarily invests in securities that trade in larger or more established markets but also may invest (to a lesser degree) in smaller, less-developed or emerging markets where management believes there is significant opportunity for growth of capital.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on any one or more of the following characteristics: accelerating earnings growth or the possibility of positive earnings surprises; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; or improving local market and/or industry outlook.

Once the purchase candidates for the Fund are identified, the portfolio construction process begins. In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size and
(4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries. The total risk of the Fund is monitored at this point in the portfolio construction process.


Every company in the portfolio is monitored to ensure its fundamental attractiveness. A stock may be sold if in the portfolio manager's opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; it experiences excessive valuations; or there is a deteriorating local market and/or industry outlook. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When the Fund is so invested, it may not achieve its investment objective. The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund

Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

Principal Risks:


Any investment carries with it some level of risk. An investment offering greater potential rewards generally carries greater risks. Here are the principal risks of investing in the Global Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations, potential restrictions on the flow of international capital and the transition to the euro for European Monetary Union countries. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Small-Cap and Mid-Cap Risk:

The market risk associated with small-to-mid-cap stocks is greater than that associated with larger-cap stocks because small-to-mid-cap stocks tend to experience sharper price fluctuations than larger-cap stocks, particularly during bear markets. Small-to-mid-cap companies are generally dependent on a smaller number of products or services, their earnings are less predictable and their share prices more volatile. These companies are also more likely to have limited markets or financial resources or to depend on a small, inexperienced management group.

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------


First Investors Management Company, Inc. ("FIMCO") is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of September 30, 2002, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of each Fund's operations. For the fiscal year ended September 30, 2002, FIMCO received advisory fees as follows: 0.75% of average daily net assets, net of any waiver, for Total Return Fund, Value Fund, All-Cap Growth Fund, Blue Chip Fund, Focused Equity Fund, Mid-Cap Opportunity Fund, and Special Situations Fund; 0.74% of average daily net assets, net of any waiver, for Growth & Income Fund; and 1.00% of average daily net assets, net of any waiver, for Global Fund.

The Total Return Fund is managed by a team of portfolio managers.

Dennis T. Fitzpatrick serves as Portfolio Manager of the Blue Chip Fund. Prior to October 2000, he was Co-Portfolio Manager of the Fund. Mr. Fitzpatrick is also the Portfolio Manager of the First Investors Life Series Blue Chip Fund. Mr. Fitzpatrick has been a member of FIMCO's investment management team since October 1995.

Matthew S. Wright serves as Portfolio Manager of the Value Fund (formerly, the Utilities Income Fund). Mr. Wright is also the Portfolio Manager for First Investors Life Series Value Fund (formerly, the First Investors Life Series Utilities Income Fund). Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Growth & Income Fund and Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp.

Allen Klee, who joined FIMCO in 2001, serves as the Portfolio Manager of the Special Situations Fund and Co-Portfolio Manager of the Mid-Cap Opportunity Fund. Mr. Klee is also Portfolio Manager of the First Investors Life Series Discovery Fund. Previously, Mr. Klee was employed by Guardian Life Insurance Company of America for approximately eight years. During that time period, Mr. Klee held several positions including Co-Portfolio Manager of Equities (1999-2001), Equity and Convertible Analyst (1998-1999) and Fixed Income Credit Analyst (1993-1998).

Wellington Management Company, LLP ("WMC") serves as the investment subadviser of Global Fund, Focused Equity Fund and All-Cap Growth Fund. WMC has discretionary trading authority over all of each Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Directors. WMC is located at 75 State Street, Boston, MA 02109. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions. As of September 30, 2002, WMC held investment management authority with respect to $293 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 171 registered investment companies or series of such companies, with net assets of approximately $169 billion.


The Global Fund is managed by Trond Skramstad, Senior Vice President of WMC and Chairman of the firm's Global Equity Strategy Group. Mr. Skramstad joined WMC in 1993.


The Focused Equity Fund is managed by Matthew E. Megargel, (Chartered Financial Analyst) and Senior Vice President. Mr. Megargel joined WMC in 1983 as a Global

Industry Analyst and has been managing portfolios since 1990. Mr. Megargel is Co-Head of WMC's Core Equity Group.

The All-Cap Growth Fund is managed by an investment team consisting of three portfolio managers.

--------------------------------------------------------------------------------
BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?


The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Time ("E.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.


To calculate the NAV, each Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.


Each Fund's assets are generally valued on the basis of market quotations, last sale prices or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund. Debt obligations with maturities of 60 days or less are valued at amortized cost.


HOW DO I BUY SHARES?


You may buy shares of a Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent payments can be made in any amount. We have lower initial investment requirements for certain types of retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. You can also arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. offices prior to the close of our business, which generally occurs at 5 p.m., E.T. Orders placed after the close of regular trading on the NYSE will be priced at the next Business Day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.


Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.


The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares. As described in the Shareholder Manual, sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us which Class of shares you want, we will purchase Class A shares for you.

------------------------------------------------------------------------------------------
                                  CLASS A SHARES
Class A shares of a Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

YOUR INVESTMENT         SALES CHARGE AS A PERCENTAGE         SALES CHARGE AS A PERCENTAGE
                             OF OFFERING PRICE                  OF NET AMOUNT INVESTED

Less than $100,000                  5.75%                                6.10%
------------------------------------------------------------------------------------------
$100,000-$249,999                   4.50                                 4.71
------------------------------------------------------------------------------------------
$250,000-$499,999                   3.50                                 3.63
------------------------------------------------------------------------------------------
$500,000-$999,999                   2.50                                 2.56
------------------------------------------------------------------------------------------
$1,000,000 or more                   0*                                   0*
------------------------------------------------------------------------------------------

*IF YOU INVEST $1,000,000 OR MORE IN CLASS A SHARES, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%.

--------------------------------------------------------------------------------
                                  CLASS B SHARES*
Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                        CSDC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                               OR NAV AT REDEMPTION

Within the 1st or 2nd year                                 4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                                 3
--------------------------------------------------------------------------------
In the 5th year                                            2
--------------------------------------------------------------------------------
In the 6th year                                            1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                           0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.



HOW DO I SELL SHARES?


You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, N.J. 07095-1198.

Subject to the policies outlined in our Shareholder Manual, you may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank. Shares that you have owned for less than 15 days may only be redeemed by written request.

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).


If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?


You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.


Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?


To the extent that it has net investment income, Total Return Fund, Growth & Income Fund, Blue Chip Fund and Value Fund will declare and pay a dividend from net investment income on a quarterly basis. To the extent that it has net investment income, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund, Global Fund and All-Cap Growth Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.


Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.


You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.


A dividend or distribution paid on a class of shares will be paid in additional shares of the distributing class if it is under $10 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?


The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.



--------------------------------------------------------------------------------
TOTAL RETURN FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

PER SHARE DATA


              NET ASSET   INCOME FROM                                 LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                       FROM
              BEGINNING
              OF PERIOD   Net          Net Realized    Total from     Net          Net Realized   Total
                          Investment   and             Investment     Investment   Gain           Distributions
                          Income       Unrealized      Operations     Income
                          (Loss)       Gain (Loss)
                                       on Investments

CLASS A

1997(h)          $12.80      $.26         $2.04          $2.30           $.28          $1.08      $1.36

1998(a)           13.74       .23           .43            .66            .13             --        .13

1999(f)           14.27       .29          1.26           1.55            .30           1.18       1.48

2000(f)           14.34       .31          2.29           2.60            .27            .40        .67

2001(f)           16.27       .26         (2.86)         (2.60)           .32           1.07       1.39

2002(f)**         12.28       .22         (1.59)         (1.37)           .32             --        .32

CLASS B

1997(h)          $12.72      $.21         $1.97          $2.18           $.19          $1.08      $1.27

1998(a)           13.63       .17           .41            .58            .08             --        .08

1999(f)           14.13       .21          1.22           1.43            .21           1.18       1.39

2000(f)           14.17       .21          2.24           2.45            .17            .40        .57

2001(f)           16.05       .18         (2.84)         (2.66)           .21           1.07       1.28

2002(f)**         12.11       .15         (1.59)         (1.44)           .21             --        .21

-------------------------------------------------------------------------------------------------------
+        ANNUALIZED.
++       NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*        CALCULATED WITHOUT SALES CHARGES.
**       PRIOR TO OCTOBER 1, 2001, THE TOTAL RETURN FUND DID NOT AMORTIZE PREMIUMS ON
         DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001
         HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE
         HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
(a)      FOR THE PERIOD JANUARY 1, 1998 TO SEPTEMBER 30, 1998.
(f)      FOR THE FISCAL  YEAR ENDED SEPTEMBER 30.
(h)      FOR THE FISCAL  YEAR ENDED DECEMBER 31.


--------------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE          RATIO TO AVERAGE         PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++              NET ASSETS               TURNOVER
 VALUE AT     (%)         END OF                                BEFORE EXPENSES          RATE (%)
 END OF                   PERIOD      Expenses    Net           WAIVED OR ASSUMED
 PERIOD                   (IN         (%)         Investment
                          MILLIONS)               Income        Expenses    Net
                                                  (Loss)(%)     (%)         Investment
                                                                            Income
                                                                            (Loss)(%)

 CLASS A

   $13.74      18.08         $67       1.49        1.94         1.74        1.69         149
    14.27       4.76          73       1.42+       2.15+        1.65+       1.92+        111
    14.34      11.50          92       1.40        2.08         1.63        1.85         127
    16.27      18.67         120       1.33        2.00         1.58        1.75         118
    12.28     (17.31)        121       1.37        2.02         1.62        1.77         130
    10.59     (11.44)        129       1.47        1.91         1.72        1.66         185

 CLASS B

   $13.63      17.24          $3       2.19        1.24         2.44         .99         149
    14.13       4.25           4       2.12+       1.45+        2.35+       1.22+        111
    14.17      10.72           9       2.10        1.38         2.33        1.15         127
    16.05      17.79          16       2.03        1.30         2.28        1.05         118
    12.11     (17.82)         19       2.07        1.32         2.32        1.07         130
    10.46     (12.09)         22       2.17        1.21         2.42         .96         185
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
VALUE FUND***
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PER SHARE DATA


              NET ASSET   INCOME FROM                                LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                      FROM
              BEGINNING
              OF PERIOD   Net          Net Realized    Total from    Net          Net Realized   Total
                          Investment   and             Investment    Investment   Gain           Distributions
                          Income       Unrealized      Operations    Income
                          (Loss)       Gain (Loss)
                                       on Investments


CLASS A

1997(d)         $6.41       $.20        $.61                $.81        $.19        $ --            $.19
1998(c)          7.03        .14         .96                1.10         .14         .37             .51
1999(f)          7.62        .13         .74                 .87         .13         .37             .50
2000(f)          7.99        .13        1.21                1.34         .13         .60             .73
2001(f)          8.60        .10       (2.10)              (2.00)        .11         .56             .67
2002(f)**        5.93        .11       (1.65)              (1.54)        .13          --             .13

CLASS B

1997(d)         $6.35       $.15        $.61                $.76        $.15       $  --            $.15
1998(c)          6.96        .10         .94                1.04         .10         .37             .47
1999(f)          7.53        .08         .72                 .80         .08         .37             .45
2000(f)          7.88        .08        1.18                1.26         .07         .60             .67
2001(f)          8.47        .06       (2.07)              (2.01)        .06         .56             .62
2002(f)**        5.84        .07       (1.63)              (1.56)        .08          --             .08
--------------------------------------------------------------------------------------------------------
+        ANNUALIZED.
++       NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*        CALCULATED WITHOUT SALES CHARGES.
**       PRIOR TO OCTOBER 1, 2001, THE VALUE FUND DID NOT AMORTIZE PREMIUMS ON DEBT
         SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001 HAVE
         NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE HAD
         NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
***      PRIOR TO DECEMBER 31, 2002, THE FUND WAS KNOWN AS THE UTILITIES INCOME FUND.
(c)      FOR THE PERIOD NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(d)      FOR THE FISCAL YEAR ENDED OCTOBER 31.
(f)      FOR THE FISCAL  YEAR ENDED SEPTEMBER 30.

---------------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE         RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++             NET ASSETS           TURNOVER
 VALUE AT     (%)         END OF                               BEFORE EXPENSES      RATE (%)
 END OF                   PERIOD      Expenses    Net          WAIVED OR ASSUMED
 PERIOD                   (IN         (%)         Investment
                          MILLIONS)               Income       Expenses   Net
                                                  (Loss)(%)    (%)        Investment
                                                                          Income
                                                                          (Loss)(%)

 CLASS A

   $7.03        12.86       $102         1.40       2.98          1.48    2.90         60
    7.62        16.05        123         1.43+      2.10+          N/A     N/A         83
    7.99        11.99        145         1.37       1.69           N/A     N/A         65
    8.60        17.58        187         1.31       1.57           N/A     N/A         46
    5.93       (24.98)       149         1.37       1.47           N/A     N/A         51
    4.26       (26.34)        99         1.51       1.93           N/A     N/A         40

 CLASS B

   $6.96        12.08         $9         2.10       2.28          2.18     2.20        60
    7.53        15.38         14         2.13+      1.40+         N/A      N/A         83
    7.88        11.13         21         2.07        .99          N/A      N/A         65
    8.47        16.77         32         2.01        .87          N/A      N/A         46
    5.84       (25.46)        26         2.07        .77          N/A      N/A         51
    4.20       (26.94)        17         2.21       1.23          N/A      N/A         40
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

PER SHARE DATA


              NET ASSET   INCOME FROM                                    LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                          FROM
              BEGINNING
              OF PERIOD   Net          Net Realized       Total from     Net          Net Realized   Total
                          Investment   and                Investment     Investment   Gain           Distributions
                          Income       Unrealized         Operations     Income
                          (Loss)       Gain (Loss)
                                       on Investments

CLASS A

1997(h)        $19.47       $.09       $4.98                  $5.07        $.08         $1.62        $1.70
1998(a)         22.84        .04        (.39)                  (.35)        .03            --          .03
1999(f)         22.46         --        5.46                   5.46         .02           .75          .77
2000(f)         27.15       (.09)       5.68                   5.59          --          1.65         1.65
2001(f)         31.09         --       (8.64)                 (8.64)        .01          3.30         3.31
2002(f)         19.14       (.03)      (4.55)                 (4.58)         --            --           --

CLASS B

1997(h)        $19.37      $(.03)      $4.91                  $4.88         $--         $1.62        $1.62
1998(a)         22.63       (.06)       (.42)                  (.48)         --            --           --
1999(f)         22.15       (.14)       5.35                   5.21          --           .75          .75
2000(f)         26.61       (.25)       5.50                   5.25          --          1.65         1.65
2001(f)         30.21       (.16)      (8.33)                 (8.49)         --          3.30         3.30
2002(f)         18.42       (.16)      (4.35)                 (4.51)         --            --           --

------------------------------------------------------------------------------------------------------------------

+       ANNUALIZED.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*       CALCULATED WITHOUT SALES CHARGES.
(a)     FOR THE PERIOD JANUARY 1, 1998 TO SEPTEMBER 30, 1998.
(f)     FOR THE FISCAL YEAR ENDED SEPTEMBER 30.
(h)     FOR THE FISCAL YEAR ENDED DECEMBER 31.


--------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++            NET ASSETS           TURNOVER
 VALUE AT     (%)         END OF                              BEFORE EXPENSES      RATE (%)
 END OF                   PERIOD      Expenses   Net          WAIVED OR ASSUMED
 PERIOD                   (IN         (%)        Investment
                          MILLIONS)              Income       Expenses   Net
                                                 (Loss)(%)    (%)        Investment
                                                                         Income
                                                                         (Loss)(%)

 CLASS A

  $22.84          26.05     $351         1.39      .40           1.64       .15        63
   22.46          (1.55)     368         1.37+     .23+          1.47+      .13+       71
   27.15          24.88      471         1.32      .01           1.41      (.08)       97
   31.09          21.49      615         1.27     (.31)          1.34      (.38)      125
   19.14         (30.88)     445         1.35     (.02)          1.43      (.10)      117
   14.56         (23.93)     333         1.48     (.17)          1.58      (.27)      144

 CLASS B

  $22.63          25.19      $37         2.09     (.30)          2.34      (.55)       63
   22.15          (2.12)      47         2.07+    (.47)+         2.17+     (.57)+      71
   26.61          24.07       70         2.02     (.69)          2.11      (.78)       97
   30.21          20.60      105         1.97    (1.01)          2.04     (1.08)      125
   18.42         (31.33)      78         2.05     (.72)          2.13      (.80)      117
   13.91         (24.48)      57         2.18     (.87)          2.28      (.97)      144
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

PER SHARE DATA


              NET ASSET   INCOME FROM                                    LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                          FROM
              BEGINNING
              OF PERIOD   Net          Net Realized       Total from     Net          Net Realized   Total
                          Investment   and                Investment     Investment   Gain           Distributions
                          Income       Unrealized         Operations     Income
                          (Loss)       Gain (Loss)
                                       on Investments


CLASS A

1997(d)           $9.39       $.06        $2.36            $2.42          $.06           $.16               $.22
1998(c)           11.59        .05          .97             1.02           .03            .27                .30
1999(f)           12.31        .04         2.88             2.92           .05             --                .05
2000(f)           15.18        .01         2.98             2.99           .01           1.55               1.56
2001(f)           16.61        .06        (3.99)           (3.93)          .03           1.49               1.52
2002(f)**         11.16        .03        (2.31)           (2.28)          .05             --                .05

CLASS B

1997(d)           $9.33        $--        $2.32            $2.32          $.01           $.16               $.17
1998(c)           11.48       (.01)         .94              .93            --            .27                .27
1999(f)           12.14       (.04)        2.80             2.76            --             --                 --
2000(f)           14.90       (.08)        2.90             2.82            --           1.55               1.55
2001(f)           16.17       (.01)       (3.88)           (3.89)           --           1.49               1.49
2002(f)**         10.79       (.04)       (2.24)           (2.28)           --             --                 --
------------------------------------------------------------------------------------------------------------------
+        ANNUALIZED.
++       NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*        CALCULATED WITHOUT SALES CHARGES.
**       PRIOR TO OCTOBER 1, 2001, THE GROWTH & INCOME FUND DID NOT AMORTIZE PREMIUMS ON
         DEBT SECURITIES. THE PER SHARE DATA AND RATIOS PRIOR TO OCTOBER 1, 2001
         HAVE NOT BEEN RESTATED. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE
         HAD NO IMPACT ON TOTAL NET ASSETS OF THE FUND.
(c)      FOR THE PERIOD NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(d)      FOR THE FISCAL YEAR ENDED OCTOBER 31.
(f)      FOR THE FISCAL YEAR ENDED SEPTEMBER 30.


--------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++            NET ASSETS           TURNOVER
 VALUE AT     (%)         END OF                              BEFORE EXPENSES      RATE (%)
 END OF                   PERIOD      Expenses   Net          WAIVED OR ASSUMED
 PERIOD                   (IN         (%)        Investment
                          MILLIONS)              Income       Expenses   Net
                                                 (Loss)(%)    (%)        Investment
                                                                         Income
                                                                         (Loss)(%)


 CLASS A

   $11.59         26.20     $194         1.39         .55         1.43       .51         28
    12.31          8.84      258         1.39+        .47+         N/A       N/A         36
    15.18         23.75      378         1.36         .29          N/A       N/A        112
    16.61         21.31      494         1.28         .05          N/A       N/A        142
    11.16        (25.91)     383         1.34         .47          N/A       N/A        168
     8.83        (20.53)     318         1.46         .33          N/A       N/A        169

 CLASS B

   $11.48         25.23      $27         2.09        (.15)        2.13      (.19)        28
    12.14          8.19       43         2.09+       (.23)+        N/A       N/A         36
    14.90         22.77       77         2.06        (.41)         N/A       N/A        112
    16.17         20.49      107         1.98        (.65)         N/A       N/A        142
    10.79        (26.38)      82         2.04        (.23)         N/A       N/A        168
     8.51        (21.13)      65         2.16        (.37)         N/A       N/A        169
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

PER SHARE DATA


              NET ASSET   INCOME FROM                                    LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                          FROM
              BEGINNING
              OF PERIOD   Net          Net Realized       Total from     Net          Net Realized   Total
                          Investment   and                Investment     Investment   Gain           Distributions
                          Income       Unrealized         Operations     Income
                          (Loss)       Gain (Loss)
                                       on Investments


CLASS A

2001(g)        $10.00      $(.05)         $(3.42)             $(3.47)        --         --           --

2002(f)          6.53       (.06)          (1.14)              (1.20)        --         --           --


CLASS B

2001(g)        $10.00      $(.08)         $(3.43)             $(3.51)        --         --           --

2002(f)          6.49       (.10)          (1.13)              (1.23)        --         --           --

------------------------------------------------------------------------------------------------------------------

+       ANNUALIZED.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*       CALCULATED WITHOUT SALES CHARGES.
(f)     FOR FISCAL YEAR ENDED SEPTEMBER 30.
(g) FOR THE PERIOD OCTOBER 25, 2000 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 2001.


--------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++            NET ASSETS           TURNOVER
 VALUE AT     (%)         END OF                              BEFORE EXPENSES      RATE (%)
 END OF                   PERIOD      Expenses   Net          WAIVED OR ASSUMED
 PERIOD                   (IN         (%)        Investment
                          MILLIONS)              Income       Expenses   Net
                                                 (Loss)(%)    (%)        Investment
                                                                         Income
                                                                         (Loss)(%)

 CLASS A

    $6.53     (34.70)        $35        1.75+        (.90)+    2.10+       (1.25)+       84
     5.33     (18.38)         44        1.75        (1.03)     1.98        (1.26)       138

 CLASS B

    $6.49     (35.10)         $8        2.45+       (1.60)+     2.80+      (1.95)+      84
     5.26     (18.95)          9        2.45        (1.73)      2.68       (1.96)      138

--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND**
--------------------------------------------------------------------------------

PER SHARE DATA

------------------------------------------------------------------------------------------------------------------

              NET ASSET   INCOME FROM                                    LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                          FROM
              BEGINNING
              OF PERIOD   Net          Net Realized       Total from     Net          Net Realized   Total
                          Investment   and                Investment     Investment   Gain           Distributions
                          Income       Unrealized         Operations     Income
                          (Loss)       Gain (Loss)
                                       on Investments

CLASS A

1997(d)      $15.29       $(.03)          $4.02              $3.99         $.04         $.68           $.72
1998(c)       18.56        (.03)          (2.82)             (2.85)         --          1.18           1.18
1999(f)       14.53        (.13)           6.62               6.49          --            --             --
2000(f)       21.02        (.10)           8.02               7.92          --          2.28           2.28
2001(f)       26.66        (.05)          (7.67)             (7.72)         --          1.30           1.30
2002(f)       17.64        (.13)          (1.73)             (1.86)         --           --              --

CLASS B

1997(d)      $15.10       $(.08)          $3.89              $3.81          $--         $.68           $.68
1998(c)       18.23        (.12)          (2.76)             (2.88)          --         1.18           1.18
1999(f)       14.17        (.23)           6.41               6.18           --           --             --
2000(f)       20.35        (.20)           7.67               7.47           --         2.28           2.28
2001(f)       25.54        (.18)          (7.32)             (7.50)          --         1.30           1.30
2002(f)       16.74        (.24)          (1.63)             (1.87)          --           --             --
------------------------------------------------------------------------------------------------------------------

+      ANNUALIZED.
++     NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*      CALCULATED WITHOUT SALES CHARGES.
** PRIOR TO FEBRUARY 15, 1996, KNOWN AS MADE IN THE U.S.A. FUND, AND PRIOR TO DECEMBER 31, 1997, KNOWN AS U.S.A. MID-CAP OPPORTUNITY FUND.
(c)    FOR THE PERIOD ENDING NOVEMBER 1, 1997 TO SEPTEMBER 30, 1998.
(d)    FOR THE FISCAL YEAR ENDED OCTOBER 31.
(f)    FOR THE FISCAL YEAR ENDED SEPTEMBER 30.


--------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++            NET ASSETS           TURNOVER
 VALUE AT     (%)         END OF                              BEFORE EXPENSES      RATE (%)
 END OF                   PERIOD      Expenses   Net          WAIVED OR ASSUMED
 PERIOD                   (IN         (%)        Investment
                          MILLIONS)              Income       Expenses   Net
                                                 (Loss)(%)    (%)        Investment
                                                                         Income
                                                                         (Loss)(%)

 CLASS A

  $18.56         27.09       $26         1.50     (.21)          1.94      (.65)       90
   14.53        (16.42)       30         1.50+    (.25)+         1.89+     (.64)+     102
   21.02         44.67        50         1.50     (.69)          1.77      (.96)      171
   26.66         41.41       120         1.42     (.52)          1.67      (.77)      180
   17.64        (30.34)      109         1.51     (.27)          1.76      (.52)      123
   15.78        (10.55)      131         1.70     (.82)          1.95      (1.07)     112

CLASS B

  $18.23         26.17        $3         2.20     (.91)          2.64     (1.35)       90
   14.17        (16.91)        4         2.20+    (.95)+         2.59+    (1.34)+     102
   20.35         43.61         7         2.20     (1.39)         2.47     (1.66)      171
   25.54         40.46        24         2.12     (1.22)         2.37     (1.47)      180
   16.74        (30.84)       22         2.21      (.97)         2.46     (1.22)      123
   14.87        (11.17)       25         2.40     (1.52)         2.65     (1.77)      112
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------------------------------------------------------------

PER SHARE DATA

------------------------------------------------------------------------------------------------------------------

              NET ASSET   INCOME FROM                                    LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                          FROM
              BEGINNING
              OF PERIOD   Net          Net Realized       Total from     Net          Net Realized   Total
                          Investment   and                Investment     Investment   Gain           Distributions
                          Income       Unrealized         Operations     Income
                          (Loss)       Gain (Loss)
                                       on Investments


CLASS A

1997(h)        $20.73       $(.09)          $3.44            $3.35        $--            $1.90         $1.90
1998(a)         22.18        (.05)          (4.30)           (4.35)        --              --             --
1999(f)         17.83        (.22)           5.79             5.57         --              --             --
2000(f)         23.40        (.18)           9.81             9.63         --            1.21           1.21
2001(f)         31.82        (.18)         (11.59)          (11.77)        --            4.89           4.89
2002(f)         15.16        (.19)          (2.31)           (2.50)        --              --             --

CLASS B

1997(h)        $20.45       $(.15)          $3.29            $3.14        $--            $1.90         $1.90
1998(a)         21.69        (.13)          (4.22)           (4.35)        --               --            --
1999(f)         17.34        (.36)           5.64             5.28         --               --            --
2000(f)         22.62        (.33)           9.38             9.05         --             1.21          1.21
2001(f)         30.46        (.29)         (11.00)          (11.29)        --             4.89          4.89
2002(f)         14.28        (.29)          (2.15)           (2.44)        --               --            --
------------------------------------------------------------------------------------------------------------------

+       ANNUALIZED.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*       CALCULATED WITHOUT SALES CHARGES.
(a)     FOR THE PERIOD JANUARY 1, 1998 TO SEPTEMBER 30, 1998.
(f)     FOR THE FISCAL YEAR ENDED SEPTEMBER 30.
(h)     FOR THE FISCAL YEAR ENDED DECEMBER 31.


--------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++            NET ASSETS           TURNOVER
 VALUE AT     (%)         END OF                              BEFORE EXPENSES      RATE (%)
 END OF                   PERIOD      Expenses   Net          WAIVED OR ASSUMED
 PERIOD                   (IN         (%)        Investment
                          MILLIONS)              Income       Expenses   Net
                                                 (Loss)(%)    (%)        Investment
                                                                         Income
                                                                         (Loss)(%)


 CLASS A

   $22.18       16.15       $194        1.53      (.45)         1.78       (.70)        84
    17.83      (19.61)       160        1.53+     (.32)+        1.75+      (.54)+       70
    23.40       31.24        186        1.53      (.97)         1.76      (1.20)       132
    31.82       43.07        276        1.41      (.68)         1.60       (.87)       161
    15.16      (42.86)       164        1.54      (.94)         1.75      (1.15)       183
    12.66      (16.49)       138        1.69      (1.24)        1.93      (1.48)       153

 CLASS B

   $21.69       15.34        $17        2.23      (1.15)        2.48       (1.40)       84
    17.34      (20.06)        15        2.23+     (1.02)+       2.45+      (1.24)+      70
    22.62       30.45         20        2.23      (1.67)        2.46       (1.90)      132
    30.46       41.94         34        2.11      (1.38)        2.30       (1.57)      161
    14.28      (43.26)        21        2.24      (1.64)        2.45       (1.85)      183
    11.84      (17.09)        18        2.39      (1.94)        2.63       (2.18)      153
--------------------------------------------------------------------------------------------

                                       93


--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------

PER SHARE DATA

------------------------------------------------------------------------------------------------------------------

              NET ASSET   INCOME FROM                                    LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                          FROM
              BEGINNING
              OF PERIOD   Net          Net Realized       Total from     Net          Net Realized   Total
                          Investment   and                Investment     Investment   Gain           Distributions
                          Income       Unrealized         Operations     Income
                          (Loss)       Gain (Loss)
                                       on Investments

CLASS A

1999(g)        $10.00      $(.04)        $.92                $.88           $--        $--           $--
2000(f)         10.88       (.08)        (.42)               (.50)           --         --            --
2001(f)         10.38       (.03)       (2.63)              (2.66)           --         --            --
2002(f)          7.72       (.07)       (1.92)              (1.99)           --         --            --

CLASS B

1999(g)        $10.00      $(.06)        $.90                $.84           $--        $--           $--
2000(f)         10.84       (.15)        (.43)               (.58)           --         --            --
2001(f)         10.26       (.09)       (2.59)              (2.68)           --         --            --
2002(f)          7.58       (.13)       (1.86)              (1.99)           --         --            --
------------------------------------------------------------------------------------------------------------------

+       ANNUALIZED.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*       CALCULATED WITHOUT SALES CHARGES.
(f)     FOR THE FISCAL YEAR ENDED SEPTEMBER 30.
(g) FOR THE PERIOD MARCH 22, 1999 (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1999.
(i) TURNOVER INCLUDES EFFECT OF INVESTMENT MANAGER CHANGE AND REPOSITIONING OF PORTFOLIO.


--------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++            NET ASSETS           TURNOVER
 VALUE AT     (%)         END OF                              BEFORE EXPENSES      RATE (%)
 END OF                   PERIOD      Expenses   Net          WAIVED OR ASSUMED
 PERIOD                   (IN         (%)        Investment
                          MILLIONS)              Income       Expenses   Net
                                                 (Loss)(%)    (%)        Investment
                                                                         Income
                                                                         (Loss)(%)


 CLASS A

   $10.88          8.80      $59      1.75+      (.93) +       1.90+     (1.08) +       57
    10.38         (4.60)      75      1.62       (.76)         1.52      (.66)         178
     7.72        (25.63)      51      1.75       (.35)          N/A        N/A          240(i)
     5.73        (25.78)      38      1.83       (.90)          N/A        N/A          150

 CLASS B

   $10.84          8.40      $14      2.45+      (1.63)+        2.60+     (1.78) +       57
    10.26         (5.35)      18      2.32       (1.46)         2.22      (1.36)        178
     7.58        (26.12)      13      2.45       (1.05)          N/A        N/A         240(i)
     5.59        (26.25)       9      2.53       (1.60)          N/A        N/A         150
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GLOBAL FUND

--------------------------------------------------------------------------------

PER SHARE DATA

------------------------------------------------------------------------------------------------------------------

              NET ASSET   INCOME FROM                                    LESS DISTRIBUTIONS
              VALUE AT    INVESTMENT OPERATIONS                          FROM
              BEGINNING
              OF PERIOD   Net          Net Realized       Total from     Net          Net Realized   Total
                          Investment   and                Investment     Investment   Gain           Distributions
                          Income       Unrealized         Operations     Income
                          (Loss)       Gain (Loss)
                                       on Investments


CLASS A

1997(h)       $6.59          $.03          $.50               $.53         $.03         $.68            $.71
1998(a)        6.41           .01          (.09)              (.08)          --           --              --
1999(f)        6.33          --            1.86               1.86           --           .08            .08
2000(f)        8.11          (.02)          .91                .89           --           .89            .89
2001(f)        8.11          (.01)        (2.13)             (2.14)          --           .76            .76
2002(f)        5.21          (.01)         (.96)              (.97)          --           --              --

CLASS B

1997(h)       $6.51         $(.01)         $.49               $.48          $--         $.68            $.68
1998(a)        6.31          (.03)         (.09)              (.12)          --           --              --
1999(f)        6.19          (.04)         1.81               1.77           --          .08             .08
2000(f)        7.88          (.07)          .88                .81           --          .89             .89
2001(f)        7.80          (.06)        (2.03)             (2.09)          --          .76             .76
2002(f)        4.95           --           (.95)              (.95)          --           --              --
------------------------------------------------------------------------------------------------------------------

+       ANNUALIZED.
++      NET OF EXPENSES WAIVED OR ASSUMED BY THE INVESTMENT ADVISER.
*       CALCULATED WITHOUT SALES CHARGES.
(a)     FOR THE PERIOD JANUARY 1, 1998 TO SEPTEMBER 30, 1998.
(f)     FOR THE FISCAL YEAR ENDED SEPTEMBER 30.
(h)     FOR THE FISCAL YEAR ENDED DECEMBER 31.


--------------------------------------------------------------------------------------------
              TOTAL       RATIOS/SUPPLEMENTAL DATA
              RETURN

 NET          TOTAL       NET         RATIO TO AVERAGE        RATIO TO AVERAGE     PORTFOLIO
 ASSET        RETURN*     ASSETS AT   NET ASSETS++            NET ASSETS           TURNOVER
 VALUE AT     (%)         END OF                              BEFORE EXPENSES      RATE (%)
 END OF                   PERIOD      Expenses   Net          WAIVED OR ASSUMED
 PERIOD                   (IN         (%)        Investment
                          MILLIONS)              Income       Expenses   Net
                                                 (Loss)(%)    (%)        Investment
                                                                         Income
                                                                         (Loss)(%)


 CLASS A

   $6.41           7.98     $277         1.82        .41          N/A        N/A         70
    6.33          (1.25)     261         1.82+       .12+         N/A        N/A         82
    8.11          29.63      316         1.72       (.03)         N/A        N/A         92
    8.11          11.73      350         1.65       (.26)         N/A        N/A        102
    5.21         (28.87)     234         1.77       (.21)         N/A        N/A        116
    4.24         (18.62)     173         1.87       (.35)         N/A        N/A        125

CLASS B

   $6.31           7.36      $10         2.52       (.29)         N/A         N/A        70
    6.19          (1.90)      12         2.52+      (.58)+        N/A         N/A        82
    7.88          28.78       18         2.42       (.73)         N/A         N/A        92
    7.80          10.99       26         2.35       (.96)         N/A         N/A       102
    4.95         (29.42)      18         2.47       (.91)         N/A         N/A       116
    4.00         (19.19)      14         2.57      (1.05)         N/A         N/A       125
--------------------------------------------------------------------------------------------



FIRST INVESTORS
[LOGO]


  TOTAL RETURN
  VALUE
  BLUE CHIP
  GROWTH & INCOME
  ALL-CAP GROWTH
  MID-CAP OPPORTUNITY
  SPECIAL SITUATIONS
  FOCUSED EQUITY
  GLOBAL


For more information about the Funds, the following documents are available for free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:
These Reports include each Fund's holdings of the Funds as well as a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.


To obtain free copies of Reports, the SAI and the Shareholder Manual or to request other information, contact the Funds at:


ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198
TELEPHONE:  1-800-423-4026


To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including reports, the Shareholder Manual and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-942-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov.

(INVESTMENT COMPANY ACT FILE NO: 811-5690, 811-6618, 811-3169)


FIEQPRO

                                 FIRST INVESTORS
                                  EQUITY FUNDS

FIRST INVESTORS SERIES FUND II, INC.
         ALL-CAP GROWTH FUND
         FOCUSED EQUITY FUND
         GROWTH & INCOME FUND
         MID-CAP OPPORTUNITY FUND
         VALUE FUND (FORMERLY UTILITIES INCOME FUND)
FIRST INVESTORS SERIES FUND
         BLUE CHIP FUND
         SPECIAL SITUATIONS FUND
         TOTAL RETURN FUND
FIRST INVESTORS GLOBAL FUND, INC.
95 Wall Street
New York, New York  10005
1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 31, 2002

         This is a Statement of Additional Information ("SAI") FOR FIRST INVESTORS SERIES FUND II, INC. ("SERIES FUND II"), FIRST INVESTORS SERIES FUND ("SERIES FUND") and FIRST INVESTORS GLOBAL FUND, INC. ("GLOBAL FUND"). SERIES FUND II offers five separate series, each of which has different investment objectives and policies: FIRST INVESTORS ALL-CAP GROWTH FUND ("ALL-CAP GROWTH FUND"), FIRST INVESTORS FOCUSED EQUITY FUND ("FOCUSED EQUITY FUND"), FIRST INVESTORS GROWTH & INCOME FUND ("GROWTH & INCOME FUND"), FIRST INVESTORS MID-CAP OPPORTUNITY FUND ("MID-CAP OPPORTUNITY FUND") and FIRST INVESTORS VALUE FUND ("VALUE FUND"). SERIES FUND offers five separate series, three of which are described in this SAI and each of which has different investment objectives and policies: FIRST INVESTORS BLUE CHIP FUND ("BLUE CHIP FUND"), FIRST INVESTORS SPECIAL SITUATIONS FUND ("SPECIAL SITUATIONS FUND") and FIRST INVESTORS TOTAL RETURN FUND ("TOTAL RETURN FUND"). GLOBAL FUND offers one series. Each series is referred to as a "Series" or "Fund".

         This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectuses dated December 31, 2002, which may be obtained free of cost from the Funds at the address or telephone number noted above. Information regarding the purchase, redemption and exchange of your Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may also be obtained free of charge by contacting a Fund at the address or telephone number noted above.

         This SAI is divided into two parts - Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while Part II contains information that generally applies to each of the funds in the First Investors Family of Funds.

                           TABLE OF CONTENTS - PART I
                                                                           Page
                                                                           ----

History and Classification of the Funds......................................2
Investment Strategies, Policies and Risks....................................2
Portfolio Turnover...........................................................2
Management of the Funds......................................................3
Advisory Agreements and Fees.................................................8
Underwriter and Dealers.....................................................10
Distribution Plans..........................................................12
Allocation of Portfolio Brokerage...........................................13
Performance Information.....................................................15
Purchases, Redemptions, Sales Loads, and Pricing of Fund Shares.............17
Taxes.......................................................................17
Beneficial Ownership Information............................................17
Financial Statements........................................................18
Appendix A Investment Strategies Used by the First Investors
 Equity Funds..............................................................A-1
Appendix B Investment Policies of the First Investors Equity Funds.........B-1
Appendix C Taxes...........................................................C-1
Appendix D First Investors Shareholder Manual..............................D-1

                     HISTORY AND CLASSIFICATION OF THE FUNDS

         SERIES FUND II is a Maryland corporation organized on April 1, 1992. SERIES FUND II is authorized to issue shares of common stock, $0.001 par value, in such separate and distinct series and classes of shares as SERIES FUND II'S Board of Directors shall from time to time establish. The shares of common stock of SERIES FUND II are presently divided into five separate and distinct series, each having two classes of shares, designated Class A shares and Class B shares. Each class of shares represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares. Prior to December 31, 2002, Value Fund was known as Utilities Income Fund.

         SERIES FUND is a Massachusetts business trust organized on September 23, 1988. SERIES FUND is authorized to issue shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board of Trustees shall from time to time establish. The shares of beneficial interest of Series Fund are presently divided into five separate and distinct series, each having classes of shares, designated Class A shares and Class B shares. Each class of shares represents interests in the assets of a series, has equal voting rights, and votes together except on matters that are particular to one class of shares.

         GLOBAL FUND was incorporated in the state of Maryland on March 9, 1981. GLOBAL FUND'S authorized capital stock consists of shares of common stock, all of one series, with a par value per share of $1.00. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of shares as the Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of shares represents interests in the same assets, has equal voting rights, and votes together except on matters that are particular to one class of shares.

         The Funds are not required to hold annual shareholder meetings. The Board of Directors/Trustees ("Board") of each Fund may, in its discretion, call a shareholders' meeting. Furthermore, if requested to do so by the holders of at least 10% of a Fund's outstanding shares, the Fund's Board will call a special meeting of shareholders for any purpose, including the removal of Directors/Trustees.

         Each Fund is an open-end management investment company. Each series of each Fund is diversified, except FOCUSED EQUITY Fund, which is non-diversified.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS

         Each Fund's objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to
Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to Part I of this SAI. Part II of this SAI provides more detailed descriptions of the investment strategies and risks that may be used by the Funds.

                               PORTFOLIO TURNOVER

         The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended September 30, 2001 and September 30, 2002. Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------

                               FISCAL YEAR ENDED      FISCAL YEAR ENDED
FUND                          SEPTEMBER 30, 2001      SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
All-Cap Growth                        84%                    138%
--------------------------------------------------------------------------------
Focused Equity                       240%                    150%
--------------------------------------------------------------------------------
Growth & Income                      168%                    169%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            PORTFOLIO TURNOVER RATES
--------------------------------------------------------------------------------

                               FISCAL YEAR ENDED      FISCAL YEAR ENDED
FUND                          SEPTEMBER 30, 2001      SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
Mid-Cap Opportunity                  123%                    112%
--------------------------------------------------------------------------------
Value                                 51%                    40%
--------------------------------------------------------------------------------
Blue Chip                            117%                    144%
--------------------------------------------------------------------------------
Special Situations                   183%                    153%
--------------------------------------------------------------------------------
Total Return                         130%                    185%
--------------------------------------------------------------------------------
Global                               116%                    125%
--------------------------------------------------------------------------------


                             MANAGEMENT OF THE FUNDS

         The First Investors Family of Funds share one common investment adviser, First Investors Management Co. ("FIMCO"), and one common Board. Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board and any standing committees of the Board, the Code of Ethics that has been adopted by the Board, the investment advisory agreements of the Funds ("Advisory Agreements"), the subadvisory agreements of the Funds that have subadvisers ("Subadvisory Agreements"), and the material factors that were considered by the Board in approving the Advisory and Subadvisory Agreements.

         Set forth below is information about the Directors/Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Directors/Trustees. Information is also set forth concerning Fund officers who are not Directors/Trustees.

                                               DIRECTORS/TRUSTEES AND OFFICERS
                                               -------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                              DISINTERESTED DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
                                       POSITION(S) HELD                                     NUMBER OF
                                      WITH FUNDS COVERED                                    PORTFOLIOS        0THER
                                       BY THIS SAI AND                                       IN FUND       TRUSTEESHIPS
        NAME, DATE OF BIRTH               LENGTH OF           PRINCIPAL OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
           AND ADDRESS *                 SERVICE****            DURING PAST 5 YEARS          OVERSEEN          HELD
--------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol          1/16/1932    Director/Trustee             None/Retired                50             None
                                       since 6/30/2000
--------------------------------------------------------------------------------------------------------------------------
Rex R. Reed               3/19/1922    Director/Trustee             None/Retired                50             None
                                       since 3/31/1984
--------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein        6/14/1921    Director/Trustee             None/Retired                50             None
                                       since 9/20/1979
--------------------------------------------------------------------------------------------------------------------------
James M. Srygley                       Director/Trustee       Owner Hampton Properties          50             None
10/17/1932                             since 1/19/1995       (real property management
                                                                  and investments)
--------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth       7/5/1929     Director/Trustee             None/Retired                50             None
                                       since 10/15/1992
--------------------------------------------------------------------------------------------------------------------------

*Each Director/Trustee serves for an indefinite term with the Funds covered by the SAI, until his/her successor is elected.
Unless otherwise noted, each Director/Trustee's  address is c/o First Investors Legal Department, 95 Wall Street, New York,
NY 10005.

--------------------------------------------------------------------------------------------------------------------------

                                               INTERESTED DIRECTORS/TRUSTEES**
--------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD                                      NUMBER OF         OTHER
                                       WITH FUNDS COVERED                                    PORTFOLIOS
                                        BY THIS SAI AND                                       IN FUND      TRUSTEESHIPS
                                           LENGTH OF           PRINCIPAL OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
NAME, DATE OF BIRTH AND ADDRESS           SERVICE****            DURING PAST 5 YEARS          OVERSEEN         HELD
--------------------------------------------------------------------------------------------------------------------------
Glenn O. Head        8/16/1925          Director/Trustee    Chairman of First Investors          50            None
c/o First Investors                        since 1968       Corporation, Chairman of
Management Company, Inc.                                    First Investors Consolidated
95 Wall Street                                              Corporation, Chairman of
New York, NY  10005                                         First Investors Management
                                                            Company, Inc., Chairman of
                                                            Administrative Data
                                                            Management Corp., and officer
                                                            of other affiliated
                                                            companies.***
--------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head     12/31/1955          President since     Vice President of First              50            None
c/o First Investors                          2001;          Investors Corporation,
Management Company, Inc.                Director/Trustee    President of First Investors
581 Main Street                         since 3/17/1994     Consolidated Corporation,
Woodbridge, NJ  07095-1198                                  President of First Investors
                                                            Management Company, Inc.,
                                                            President of Administrative
                                                            Data Management Corp.,
                                                            Chairman of First Investors
                                                            Federal Savings Bank and
                                                            officer of other affiliated
                                                            companies.***
--------------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie        9/12/1947        Director/Trustee    General Counsel of First             50            None
c/o First Investors                     since 9/17/1998     Investors Corporation and
Management Company, Inc.                                    other affiliated companies.***
95 Wall Street
New York, NY  10005
--------------------------------------------------------------------------------------------------------------------------
John T. Sullivan      1/18/1932         Director/Trustee    Of Counsel of Hawkins,               50            None
c/o First Investors                     since 9/20/1979     Delafield & Wood; Director
Management Company, Inc.                                    and Chairman of Executive
95 Wall Street                                              Committee of First Investors
New York, NY  10005                                         Corporation.
--------------------------------------------------------------------------------------------------------------------------
**Mr.  Head and Ms. Head are Interested  Directors/Trustees  because (a) they are indirect  owners of more than 5% of the voting stock of the adviser and principal  underwriter  of the Funds,  (b) they are officers,  directors and employees of the adviser and principal  underwriter of the Funds,  and (c) they are officers of the Funds. Ms. Head is the daughter of
Mr. Head.  Mr.  Lavoie is an Interested  Director/Trustee  of the funds  because he owns  securities  issued by and is an officer of the adviser and principal  underwriter of the Funds.  Mr. Sullivan is an Interested  Director/Trustee  because he is a director and Chairman of the Executive Committee of First Investors Corporation.

***Other affiliated  companies consist of: First Investors Realty Company,  Inc., First Investors Life Insurance Company,
First Investors Leverage  Corporation,  Route 33 Realty Corporation,  First Investors Credit Funding Corporation,  N.A.K.
Realty Corporation,  Real Property Development  Corporation,  School Financial Management Services, Inc., First Investors
Federal Savings Bank, First Investors Credit Corporation and First Investors Resources, Inc.

****Each  date  indicates  a  Director's/Trustee's  appointment/election  to the Board of the First  Investors  Family of
Funds. Where a Director/Trustee  was  elected/appointed  to the Board prior to a Fund's inception,  the  Director/Trustee has been a member of that Fund's Board since the Fund's inception.

----------------------------------------------------------------------------------------------------------------------
                                           OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------------------------------------
NAME, DATE OF BIRTH AND ADDRESS          POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                       FUNDS COVERED BY THIS SAI
                                       AND LENGTH OF SERVICE****
----------------------------------------------------------------------------------------------------------------------
Dennis T. Fitzpatrick     5/15/1958      Vice President, Series    Portfolio Manager of First Investors Management
c/o First Investors                         Fund, since 1998       Company, Inc.
Management Company, Inc.
95 Wall Street
New York, NY  10005
----------------------------------------------------------------------------------------------------------------------
Clark D. Wagner           2/25/1959      Vice President, Series    Director of Fixed Income (previously, Chief
c/o First Investors                         Fund, since 1991       Investment Officer) of First Investors Management
Management Company, Inc.                                           Company, Inc.
95 Wall Street
New York, NY  10005
----------------------------------------------------------------------------------------------------------------------
George V. Ganter         5/29/1952       Vice President, Series    Portfolio Manager of First Investors Management
c/o First Investors                     Fund and Series Fund II,   Company, Inc.
Management Company, Inc.                       since 2000
95 Wall Street
New York, NY  10005
----------------------------------------------------------------------------------------------------------------------
Joseph I. Benedek      8/2/1957           Treasurer since 1988     Treasurer and Principal Accounting Officer of
c/o First Investors                                                First Investors Management Company, Inc.
Management Company, Inc.
581 Main Street
Woodbridge, NJ  07095-1198
----------------------------------------------------------------------------------------------------------------------
Concetta Durso           9/12/1931         Vice President and      Vice President of First Investors Management
c/o First Investors                       Secretary since 1984     Company, Inc. and Vice President and Secretary of
Management Company, Inc.                                           the First Investors Family of Funds
95 Wall Street
New York, NY  10005
----------------------------------------------------------------------------------------------------------------------
****Each date  indicates an Officer's  appointment  to a Fund's Board.  Where an  appointment  date occurs prior to a Fund's inception, the Officer has been a member of that Fund's Board since the Fund's inception.
----------------------------------------------------------------------------------------------------------------------


                                         DIRECTOR OWNERSHIP OF FIRST INVESTORS FUNDS
                                                   AS OF DECEMBER 2, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                   DISINTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                  DOLLAR RANGE OF     EQUITY SECURITIES - ALL REGISTERED
                                                                    OWNERSHIP OF             INVESTMENT COMPANIES
                                                                  FUNDS COVERED BY     OVERSEEN BY DIRECTOR/TRUSTEE IN
                        FUND                                          THIS SAI         FIRST INVESTORS FAMILY OF FUNDS
--------------------------------------------------------------------------------------------------------------------------
Robert Grohol           First Investors All-Cap Growth Fund       $50,001-$100,000            $50,001 - $100,000
--------------------------------------------------------------------------------------------------------------------------
Rex Reed                First Investors Blue Chip Fund            $10,001-$50,000               Over $100,000
-----------------------------------------------------------------------------------
                        First Investors Global Fund               $50,001-$100,000
-----------------------------------------------------------------------------------
                        First Investors Special Situations Fund   $50,001-$100,000
-----------------------------------------------------------------------------------
                        First Investors All-Cap Growth Fund       $50,001-$100,000
-----------------------------------------------------------------------------------
                        First Investors Focused Equity Fund       $10,001-$50,000
-----------------------------------------------------------------------------------
                        First Investors Mid-Cap Opportunity       $50,001-$100,000
                        Fund
--------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein      First Investors Global Fund, Inc.         $10,001-$50,000               Over $100,000
---------------------------------------------------------------------------------
                        First Investors Utilities Income Fund        $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
James Srygley           First Investors Global Fund, Inc.         $10,001-$50,000               Over $100,000
----------------------------------------------------------------------------------
                        First Investors Blue Chip Fund            $10,001-$50,000
----------------------------------------------------------------------------------
                        First Investors Special Situations Fund   $10,001-$50,000
----------------------------------------------------------------------------------
                        First Investors All-Cap Growth Fund       $10,001-$50,000
----------------------------------------------------------------------------------
                        First Investors Focused Equity Fund       $10,001-$50,000
----------------------------------------------------------------------------------
                        First Investors Total Return Fund         $50,001-$100,000
----------------------------------------------------------------------------------
                        First Investors Growth & Income Fund      $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
Robert Wentworth        First Investors Global Fund, Inc.            $1-$10,000                $10,001-$50,000
----------------------------------------------------------------------------------
                        First Investors All-Cap Growth Fund          $1-$10,000
--------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

                                                INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------

                      FUND                                      DOLLAR RANGE OF        AGGREGATE DOLLAR RANGE OF
                                                                                        EQUITY SECURITIES - ALL
                                                                  OWNERSHIP OF      REGISTERED INVESTMENT COMPANIES
                                                                FUNDS COVERED BY        OVERSEEN BY DIRECTOR IN
                                                                    THIS SAI        FIRST INVESTORS FAMILY OF FUNDS
----------------------------------------------------------------------------------------------------------------------
Glenn O. Head         First Investors Global Fund, Inc.          Over $100,000               Over $100,000
--------------------------------------------------------------------------------
                      First Investors Blue Chip Fund             Over $100,000
--------------------------------------------------------------------------------
                      First Investors Special Situations Fund    Over $100,000
--------------------------------------------------------------------------------
                      First Investors Growth & Income Fund       Over $100,000
--------------------------------------------------------------------------------
                      First Investors Utilities Income Fund     $50,001-$100,000
--------------------------------------------------------------------------------
                      First Investors All-Cap Growth Fund        Over $100,000
--------------------------------------------------------------------------------
                      First Investors Mid-Cap Opportunity        Over $100,000
                      Fund
----------------------------------------------------------------------------------------------------------------------
Kathryn S. Head       First Investors Global Fund, Inc.         $10,001-$50,000              Over $100,000
--------------------------------------------------------------------------------
                      First Investors Special Situations Fund   $10,001-$50,000
--------------------------------------------------------------------------------
                      First Investors All-Cap Growth Fund       $10,001-$50,000
--------------------------------------------------------------------------------
                      First Investors Focused Equity Fund          $1-$10,000
--------------------------------------------------------------------------------
                      First Investors Growth & Income Fund         $1-$10,000
--------------------------------------------------------------------------------
                      First Investors Mid-Cap Opportunity       $10,001-$50,000
                      Fund
--------------------------------------------------------------------------------
                      First Investors Total Return Fund            $1-$10,000
----------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie       First Investors Global Fund, Inc.         $10,001-$50,000            $50,001 - $100,000
--------------------------------------------------------------------------------
                      First Investors Special Situations Fund      $1-$10,000
--------------------------------------------------------------------------------
                      First Investors All-Cap Growth Fund       $10,001-$50,000
--------------------------------------------------------------------------------
                      First Investors Focused Equity Fund       $10,001-$50,000
--------------------------------------------------------------------------------
                      First Investors Growth & Income, Inc.     $10,001-$50,000
----------------------------------------------------------------------------------------------------------------------
John T. Sullivan      None                                            None                        None
----------------------------------------------------------------------------------------------------------------------

As of December 2, 2002, the Directors and officers, as a group, owned less than 1% of either Class A or Class B shares of each Fund.


                                          COMPENSATION OF DIRECTORS/TRUSTEES

         The following table lists compensation paid to the Directors or Trustees of each Fund for the year ended
September 30, 2002.

---------------------------------------------------------------------------------------------------------------------

                                               AGGREGATE                            TOTAL COMPENSATION FROM FIRST
                            AGGREGATE        COMPENSATION         AGGREGATE                   INVESTORS
                          COMPENSATION        FROM SERIES       COMPENSATION           FAMILY OF FUNDS PAID TO
DIRECTOR/TRUSTEE        FROM SERIES FUND*      FUND II*       FROM GLOBAL FUND*          DIRECTORS/TRUSTEES+
----------------        -----------------    ------------     -----------------     -----------------------------
Glenn O. Head                  $0                 $0                 $0                           $0
---------------------------------------------------------------------------------------------------------------------
Kathryn S. Head                $0                 $0                 $0                           $0
---------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie                $0                 $0                 $0                           $0
---------------------------------------------------------------------------------------------------------------------
Rex R. Reed                  $7,850             $8,550             $2,250                      $43,970
---------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein           $7,850             $8,550             $2,250                      $43,970
---------------------------------------------------------------------------------------------------------------------
James M. Srygley             $7,850             $8,550             $2,250                      $43,970
---------------------------------------------------------------------------------------------------------------------
John T. Sullivan               $0                 $0                 $0                           $0
---------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth          $7,850             $8,550             $2,250                      $43,970
---------------------------------------------------------------------------------------------------------------------
Robert Grohol                $7,850             $8,550             $2,250                      $43,970
---------------------------------------------------------------------------------------------------------------------

*  Compensation to officers and interested  Directors/Trustees  of the Funds is paid by the Adviser.

+  The First Investors Family of Funds consists of 14 separate registered investment companies.

         No pension or retirement benefits are proposed to be paid under any existing plan to any Director/Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.


                          ADVISORY AGREEMENTS AND FEES

         Part II of this SAI describes the terms of each Fund's Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreements. It also describes the Subadvisory Agreement of any Fund which has a subadviser.

         Set forth below are the method for calculating the advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid, fees waived, and expenses reimbursed for each Fund for the past three fiscal years. Information about subadvisory fees is also included for any Fund which has a subadviser.

         Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

 FOCUSED EQUITY FUND, GROWTH & INCOME FUND, VALUE FUND, AND ALL-CAP GROWTH FUND

Average Daily Net Assets                                       Annual Rate
------------------------                                       -----------
Up to $300 million..........................................      0.75%
In excess of $300 million up to $500 million................      0.72
In excess of $500 million up to $750 million................      0.69
Over $750 million...........................................      0.66

                                   GLOBAL FUND

Average Daily Net Assets                                       Annual Rate
------------------------                                       -----------
Up to $250 million..........................................       1.00%
In excess of $250 million up to $500 million................       0.97
In excess of $500 million up to $750 million................       0.94
Over $750 million...........................................       0.91


          BLUE CHIP FUND, TOTAL RETURN FUND, MID-CAP OPPORTUNITY FUND,
                          AND SPECIAL SITUATIONS FUND

Average Daily Net Assets                                       Annual Rate
------------------------                                       -----------
Up to $200 million...........................................      1.00%
In excess of $200 million up to $500 million.................      0.75
In excess of $500 million up to $750 million.................      0.72
Over $750 million............................................      0.69
Over $1.0 billion............................................      0.66

         The following tables reflect the advisory fees paid, advisory fees waived and expenses reimbursed with respect to each Fund for the fiscal years ended September 30, 2000, September 30, 2001 and September 30, 2002.

--------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR ENDED 9/30/00
--------------------------------------------------------------------------------------------------------------
FUND                       ADVISORY FEES PAID       ADVISORY FEES WAIVED           EXPENSES REIMBURSED
--------------------------------------------------------------------------------------------------------------
Focused Equity                  $700,304                     $0                            $0
--------------------------------------------------------------------------------------------------------------
Growth & Income                $4,119,353                    $0                            $0
--------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity             $762,757                  $254,259                         $0
--------------------------------------------------------------------------------------------------------------
Value                          $1,512,689                    $0                            $0
--------------------------------------------------------------------------------------------------------------
Blue Chip                      $4,991,134                 $498,634                         $0
--------------------------------------------------------------------------------------------------------------
Special Situations             $1,981,632                 $498,619                         $0
--------------------------------------------------------------------------------------------------------------
Total Return                    $924,415                  $308,139                         $0
--------------------------------------------------------------------------------------------------------------
Global                         $3,806,620                    $0                            $0
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR ENDED 9/30/01
--------------------------------------------------------------------------------------------------------------
FUND                       ADVISORY FEES PAID       ADVISORY FEES WAIVED           EXPENSES REIMBURSED
--------------------------------------------------------------------------------------------------------------
All-Cap Growth                  $250,820                     $0                        $118,064
--------------------------------------------------------------------------------------------------------------
Focused Equity                  $607,479                     $0                           $0
--------------------------------------------------------------------------------------------------------------
Growth & Income                $4,001,695                    $0                           $0
--------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity            $1,091,997                 $363,999                        $0
--------------------------------------------------------------------------------------------------------------
Value                          $1,512,832                    $0                           $0
--------------------------------------------------------------------------------------------------------------
Blue Chip                      $4,739,829                 $498,630                        $0
--------------------------------------------------------------------------------------------------------------
Special Situations             $1,771,864                 $495,942                        $0
--------------------------------------------------------------------------------------------------------------
Total Return                   $1,047,446                 $349,148                        $0
--------------------------------------------------------------------------------------------------------------
Global                         $3,164,316                  $0                             $0
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                        FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------------------------------------
FUND                       ADVISORY FEES PAID       ADVISORY FEES WAIVED           EXPENSES REIMBURSED
--------------------------------------------------------------------------------------------------------------
All-Cap Growth                     $418,786                    $0                        $128,803
--------------------------------------------------------------------------------------------------------------
Focused Equity                     $494,472                    $0                           $0
--------------------------------------------------------------------------------------------------------------
Growth & Income                   $3,560,045                   $0                           $0
--------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity               $1,235,377                $411,793                        $0
--------------------------------------------------------------------------------------------------------------
Value                             $1,212,153                   $0                           $0
--------------------------------------------------------------------------------------------------------------
Blue Chip                         $3,900,455                $500,000                        $0
--------------------------------------------------------------------------------------------------------------
Special Situations                $1,458,260                $475,750                        $0
--------------------------------------------------------------------------------------------------------------
Total Return                      $1,188,582                $396,194                        $0
--------------------------------------------------------------------------------------------------------------
Global                            $2,526,615                   $0                           $0
--------------------------------------------------------------------------------------------------------------

         Pursuant to Subadvisory Agreements, the Adviser has undertaken to pay to WMC an annual subadvisory fee, paid monthly, according to the following schedules:

                       ALL-CAP GROWTH FUND AND GLOBAL FUND

Average Daily Net Assets                                       Annual Rate
------------------------                                       -----------
Up to $50 million...........................................      0.400%
In excess of $50 million up to $150 million.................      0.275
In excess of $150 million up to $500 million................      0.225
Over $500 million...........................................      0.200


                               FOCUSED EQUITY FUND

Average Daily Net Assets                                       Annual Rate
------------------------                                       -----------
Up to $50 million...........................................       0.400%
In excess of $50 million up to $150 million.................       0.275
In excess of $150 million up to $500 million................       0.250
Over $500 million...........................................       0.225


                             UNDERWRITER AND DEALERS

         Part II of this SAI describes the Underwriting Agreement of each Fund which has an underwriting agreement with FIC, the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FIC to outside dealers expressed as a percentage of the offering price.

         The following tables list the underwriting fees paid to FIC during the fiscal years ended September 30, 2000, 2001 and 2002:

--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/00
--------------------------------------------------------------------------------
                                                            AMOUNTS ALLOWED
FUND                     UNDERWRITING FEES PAID TO FIC      TO OTHER DEALERS
--------------------------------------------------------------------------------
Focused Equity                     $1,379,490                    $1,001
--------------------------------------------------------------------------------
Growth & Income                    $3,870,753                    $9,331
--------------------------------------------------------------------------------
Mid-Cap Opportunity                $1,907,532                    $8,141
--------------------------------------------------------------------------------
Value                              $1,447,756                    $2,607
--------------------------------------------------------------------------------
Blue Chip                          $4,102,228                    $12,973
--------------------------------------------------------------------------------
Special Situations                 $1,564,579                    $3,207
--------------------------------------------------------------------------------
Total Return                        $905,408                     $2,818
--------------------------------------------------------------------------------
Global                             $1,376,222                    $2,554
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            FISCAL YEAR ENDED 9/30/01
--------------------------------------------------------------------------------
                                                            AMOUNTS ALLOWED
FUND                     UNDERWRITING FEES PAID TO FIC      TO OTHER DEALERS
--------------------------------------------------------------------------------
All-Cap Growth                    $1,925,094                      $51
--------------------------------------------------------------------------------
Focused Equity                     $461,434                        $0
--------------------------------------------------------------------------------
Growth & Income                   $3,076,630                     $3,121
--------------------------------------------------------------------------------
Mid-Cap Opportunity               $1,707,440                     $2,966
--------------------------------------------------------------------------------
Value                             $1,175,193                     $2,974
--------------------------------------------------------------------------------
Blue Chip                         $3,739,031                    $10,192
--------------------------------------------------------------------------------
Special Situations                $1,277,553                     $3,067
--------------------------------------------------------------------------------
Total Return                      $1,372,159                      $570
--------------------------------------------------------------------------------
Global                             $755,101                      $2,895
--------------------------------------------------------------------------------


                            FISCAL YEAR ENDED 9/30/02
--------------------------------------------------------------------------------
                                                            AMOUNTS ALLOWED
FUND                     UNDERWRITING FEES PAID TO FIC      TO OTHER DEALERS
--------------------------------------------------------------------------------

All-Cap Growth                    $1,122,749                      $158
--------------------------------------------------------------------------------
Focused Equity                     $437,060                       $340
--------------------------------------------------------------------------------
Growth & Income                   $3,298,040                     $6,847
--------------------------------------------------------------------------------
Mid-Cap Opportunity               $2,306,329                      $714
--------------------------------------------------------------------------------
Value                              $801,194                       $70
--------------------------------------------------------------------------------
Blue Chip                         $3,178,998                    $11,888
--------------------------------------------------------------------------------
Special Situations                $1,109,721                      $149
--------------------------------------------------------------------------------
Total Return                      $1,789,778                      $786
--------------------------------------------------------------------------------
Global                             $551,542                     $42,043
--------------------------------------------------------------------------------

                               DISTRIBUTION PLANS

         Part II of this SAI describes the distribution plans of those Funds which have adopted such plans. For the fiscal year ended September 30, 2002, the Funds paid the following in fees pursuant to their plans:

----------------------------------------------------------------------------------------------------------------------
                                                         CLASS A
----------------------------------------------------------------------------------------------------------------------
                             COMPENSATION TO        COMPENSATION TO         COMPENSATION TO      TOTAL DISTRIBUTION
FUND                           UNDERWRITER              DEALERS             SALES PERSONNEL        PLAN FEES PAID
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                  $138,912                   $0                     $0                  $138,912
----------------------------------------------------------------------------------------------------------------------
Focused Equity                   $75,851                  $377                  $82,284               $158,512
----------------------------------------------------------------------------------------------------------------------
Growth & Income                 $549,572                $10,432                $632,283              $1,192,287
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity             $186,615                 $3,574                $221,747               $411,936
----------------------------------------------------------------------------------------------------------------------
Value                           $188,975                 $2,733                $221,288               $412,996
----------------------------------------------------------------------------------------------------------------------
Blue Chip                       $626,280                $12,714                $690,938              $1,329,932
----------------------------------------------------------------------------------------------------------------------
Special Situations              $238,820                $11,755                $265,907               $516,482
----------------------------------------------------------------------------------------------------------------------
Total Return                    $185,145                 $2,933                $219,613               $407,691
----------------------------------------------------------------------------------------------------------------------
Global                          $263,068                 $3,942                $435,943               $702,953
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                         CLASS B
----------------------------------------------------------------------------------------------------------------------
FUND                         COMPENSATION TO        COMPENSATION TO         COMPENSATION TO      TOTAL DISTRIBUTION
                               UNDERWRITER              DEALERS             SALES PERSONNEL        PLAN FEES PAID
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth                   $93,294                 $2,048                   $0                   $95,342
----------------------------------------------------------------------------------------------------------------------
Focused Equity                   $78,935                 $6,621                 $45,365               $130,921
----------------------------------------------------------------------------------------------------------------------
Growth & Income                 $590,839                $24,537                $231,045               $846,421
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity             $226,223                 $8,491                 $39,336               $274,050
----------------------------------------------------------------------------------------------------------------------
Value                           $156,384                 $3,635                 $79,531               $239,550
----------------------------------------------------------------------------------------------------------------------
Blue Chip                       $534,500                $36,573                $207,349               $778,422
----------------------------------------------------------------------------------------------------------------------
Special Situations              $146,598                 $9,597                 $66,543               $222,738
----------------------------------------------------------------------------------------------------------------------
Total Return                    $198,240                 $1,952                 $25,617               $225,809
----------------------------------------------------------------------------------------------------------------------
Global                           $92,772                $15,339                 $78,903               $187,014
----------------------------------------------------------------------------------------------------------------------

                        ALLOCATION OF PORTFOLIO BROKERAGE

         Part II of this SAI describes the brokerage allocation policies of the First Investors Funds. Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers (or their parent companies) during the past fiscal year.

---------------------------------------------------------------------------------------------------
                             COMMISSIONS PAID FISCAL YEAR ENDED 9/30/00
---------------------------------------------------------------------------------------------------
                                                                            TRANSACTIONS FOR WHICH
                                                   COMMISSIONS PAID FOR      COMMISSIONS PAID FOR
FUND                      TOTAL COMMISSIONS PAID     RESEARCH SERVICES         RESEARCH SERVICES
---------------------------------------------------------------------------------------------------
Focused Equity                $228,803                   $0                        $0
---------------------------------------------------------------------------------------------------
Mid-Cap Opportunity           $284,416                 $27,228                 $14,659,638
---------------------------------------------------------------------------------------------------
Growth & Income              $1,787,319                $77,250                 $62,500,450
---------------------------------------------------------------------------------------------------
Value                         $324,634                 $20,778                 $11,670,447
---------------------------------------------------------------------------------------------------
Blue Chip                    $1,458,875                $56,250                 $51,472,260
---------------------------------------------------------------------------------------------------
Special Situations            $417,141                 $48,687                 $25,503,760
---------------------------------------------------------------------------------------------------
Total Return                  $242,778                 $12,612                 $8,993,964
---------------------------------------------------------------------------------------------------
Global                       $1,311,489               $190,470                $113,062,025
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                             COMMISSIONS PAID FISCAL YEAR ENDED 9/30/01
---------------------------------------------------------------------------------------------------
                                                                            TRANSACTIONS FOR WHICH
                                                   COMMISSIONS PAID FOR      COMMISSIONS PAID FOR
FUND                      TOTAL COMMISSIONS PAID     RESEARCH SERVICES         RESEARCH SERVICES
---------------------------------------------------------------------------------------------------
All-Cap Growth                 $61,673                    $775                   $599,278
---------------------------------------------------------------------------------------------------
Focused Equity                $316,809                   $9,215                 $8,762,949
---------------------------------------------------------------------------------------------------
Growth & Income              $1,895,513                  $79,750                $46,695,160
---------------------------------------------------------------------------------------------------
Mid-Cap Opportunity           $352,709                   $29,610                $13,535,831
---------------------------------------------------------------------------------------------------
Value                         $410,357                   $26,064                $11,828,993
---------------------------------------------------------------------------------------------------
Blue Chip                    $1,287,259                  $46,866                $39,834,450
---------------------------------------------------------------------------------------------------
Special Situations            $445,931                   $13,008                $9,695,522
---------------------------------------------------------------------------------------------------
Total Return                  $261,734                   $6,786                 $5,310,095
---------------------------------------------------------------------------------------------------
Global                       $1,114,675                 $196,002               $101,569,491
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                             COMMISSIONS PAID FISCAL YEAR ENDED 9/30/02
---------------------------------------------------------------------------------------------------
                                                                            TRANSACTIONS FOR WHICH
                                                   COMMISSIONS PAID FOR      COMMISSIONS PAID FOR
FUND                      TOTAL COMMISSIONS PAID     RESEARCH SERVICES         RESEARCH SERVICES
---------------------------------------------------------------------------------------------------
All-Cap Growth                $220,447                   $26,780                $14,510,902
---------------------------------------------------------------------------------------------------
Focused Equity                $241,598                   $16,462                $14,312,661
---------------------------------------------------------------------------------------------------
Growth & Income              $2,590,463                 $142,043                $97,457,322
---------------------------------------------------------------------------------------------------
Mid-Cap Opportunity           $673,930                   $57,406                $29,384,551
---------------------------------------------------------------------------------------------------
Value                         $286,204                   $32,879                $14,432,173
---------------------------------------------------------------------------------------------------
Blue Chip                    $2,120,733                 $102,466                $71,232,222
---------------------------------------------------------------------------------------------------
Special Situations           $1,126,394                  $57,757                $21,478,000
---------------------------------------------------------------------------------------------------
Total Return                  $636,414                   $28,152                $20,245,553
---------------------------------------------------------------------------------------------------
Global                       $1,106,892                 $183,249               $103,918,877
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
           OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE PREVIOUS FISCAL YEAR
---------------------------------------------------------------------------------------------------------------------
FUND                                        BROKER-DEALER                PARENT CO.           9/30/02 MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
GLOBAL:                              Salomon Smith Barney          Citigroup                       $2,489,088
---------------------------------------------------------------------------------------------------------------------
                                     Merrill Lynch                                                 $1,393,785
---------------------------------------------------------------------------------------------------------------------
                                     CS First Boston               Credit Suisse Group             $2,040,793
---------------------------------------------------------------------------------------------------------------------
                                     BNP Paribas                                                   $1,309,415
---------------------------------------------------------------------------------------------------------------------
                                     Legg Mason                                                     $877,000
---------------------------------------------------------------------------------------------------------------------
                                     JP Morgan Chase                                                   $0
---------------------------------------------------------------------------------------------------------------------
                                     Goldman Sachs & Co.                                               $0
---------------------------------------------------------------------------------------------------------------------
                                     Deutsche Bank AG                                                  $0
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
BLUE CHIP:                           Bank of America                                               $6,992,480
---------------------------------------------------------------------------------------------------------------------
                                     Wachovia Corp.                                                $3,000,942
---------------------------------------------------------------------------------------------------------------------
                                     Merrill Lynch & Co.                                            $721,605
---------------------------------------------------------------------------------------------------------------------
                                     Bank One Corp.                                                $2,857,360
---------------------------------------------------------------------------------------------------------------------
                                     Lehman Bros.                                                      $0
---------------------------------------------------------------------------------------------------------------------
                                     JP Morgan Chase                                                   $0
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                        Bank of America (Equity)                                      $1,473,780
---------------------------------------------------------------------------------------------------------------------
                                     Bank of America (Debt)                                         $605,250
---------------------------------------------------------------------------------------------------------------------
                                     Bear Stearns                                                   $772,680
---------------------------------------------------------------------------------------------------------------------
                                     Merrill Lynch & Co.                                            $227,355
---------------------------------------------------------------------------------------------------------------------
                                     Wells Fargo & Co.                                             $1,449,616
---------------------------------------------------------------------------------------------------------------------
                                     Bank One Corp.                                                 $880,182
---------------------------------------------------------------------------------------------------------------------
                                     Wachovia Corp.                                                $1,330,483
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY:                 Lehman Brothers                                                   $0
------------------------------------ ----------------------------- ------------------------ -------------------------

---------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME:                     Bear Stearns                                                  $3,102,000
---------------------------------------------------------------------------------------------------------------------
                                     Bank of America                                               $5,837,700
---------------------------------------------------------------------------------------------------------------------
                                     Wachovia Corp.                                                $5,230,400
---------------------------------------------------------------------------------------------------------------------
                                     Merrill Lynch & Co.                                            $988,500
---------------------------------------------------------------------------------------------------------------------
                                     Wells Fargo & Co.                                             $5,779,200
---------------------------------------------------------------------------------------------------------------------
                                     JP Morgan Chase                                                   $0
---------------------------------------------------------------------------------------------------------------------

                                                         I-14

---------------------------------------------------------------------------------------------------------------------
           OWNERSHIP OF REGULAR BROKER-DEALERS AND/OR THEIR PARENT COMPANIES DURING THE PREVIOUS FISCAL YEAR
---------------------------------------------------------------------------------------------------------------------
FUND                                        BROKER-DEALER                PARENT CO.           9/30/02 MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY:                      Merrill Lynch                                                  $948,960
---------------------------------------------------------------------------------------------------------------------
                                     Bank One                                                       $867,680
---------------------------------------------------------------------------------------------------------------------
                                     Bank of America                                               $1,314,280
---------------------------------------------------------------------------------------------------------------------
                                     Wachovia Corp.                                                 735,525
---------------------------------------------------------------------------------------------------------------------


                                                PERFORMANCE INFORMATION

         Part II of this SAI describes how performance information is computed. Average annual return and total return computed at the public offering price (maximum sales charge for Class A shares and applicable CDSC for Class B shares)
for the period ended September 30, 2002 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN AT PUBLIC OFFERING PRICE: (1), (2)

----------------------------------------------------------------------------------------------------------------------
                                ONE YEAR               FIVE YEARS              TEN YEARS            LIFE OF FUND
----------------------------------------------------------------------------------------------------------------------
                          CLASS A    CLASS B     CLASS A     CLASS B     CLASS A    CLASS B     CLASS A     CLASS B
FUND                       SHARES     SHARES(3)    SHARES     SHARES(3)   SHARES     SHARES(3)    SHARES     SHARES(3)
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth             -23.09%    -22.19%       N/A         N/A         N/A        N/A       -30.00%     -29.80%
----------------------------------------------------------------------------------------------------------------------
Focused Equity             -30.04%    -29.20%       N/A         N/A         N/A        N/A       -16.01%     -15.92%
----------------------------------------------------------------------------------------------------------------------
Growth & Income            -25.10%    -24.29%      -2.51%      -2.43%       N/A        N/A        6.27%       7.33%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity        -15.71%    -14.72%      -0.85%      -0.78%      6.20%       N/A         N/A        7.41%
----------------------------------------------------------------------------------------------------------------------
Value                      -30.56%    -29.86%      -4.60%      -4.54%       N/A        N/A        1.80%       2.87%
----------------------------------------------------------------------------------------------------------------------
Blue Chip                  -28.31%    -27.51%      -5.69%      -5.62%      5.25%       N/A         N/A        5.49%
----------------------------------------------------------------------------------------------------------------------
Special Situations         -21.27%    -20.40%      -8.98%      -8.91%      4.15%       N/A         N/A        1.22%
----------------------------------------------------------------------------------------------------------------------
Total Return               -16.53%    -15.61%      -1.06%      -0.98%      5.38%       N/A         N/A        6.20%
----------------------------------------------------------------------------------------------------------------------
Global                     -23.33%    -22.42%      -6.12%      -6.07%      2.90%       N/A         N/A        1.89%
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN AT PUBLIC OFFERING PRICE: (1), (2)
----------------------------------------------------------------------------------------------------------------------
                                ONE YEAR               FIVE YEARS              TEN YEARS            LIFE OF FUND
----------------------------------------------------------------------------------------------------------------------
                          CLASS A    CLASS B     CLASS A     CLASS B     CLASS A    CLASS B     CLASS A     CLASS B
FUND                       SHARES     SHARES(3)    SHARES     SHARES(3)   SHARES     SHARES(3)    SHARES     SHARES(3)
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth             -23.09%    -22.19%       N/A         N/A         N/A        N/A       -49.76%     -49.50%
----------------------------------------------------------------------------------------------------------------------
Focused Equity             -30.04%    -29.20%       N/A         N/A         N/A        N/A       -45.99%     -45.78%
----------------------------------------------------------------------------------------------------------------------
Growth & Income            -25.10%    -24.29%     -11.94%     -11.56%       N/A        N/A        72.84%     72.69%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity        -15.71%    -14.72%      -4.19%      -3.83%     82.58%       N/A         N/A       73.64%
----------------------------------------------------------------------------------------------------------------------
Value                      -30.56%    -29.86%     -20.99%     -20.73%       N/A        N/A        18.74%     24.44%
----------------------------------------------------------------------------------------------------------------------
Blue Chip                  -28.31%    -27.51%     -25.41%     -25.11%     66.73%       N/A         N/A       51.12%
----------------------------------------------------------------------------------------------------------------------
Special Situations         -21.27%    -20.40%     -37.54%     -37.29%     50.15%       N/A         N/A        9.84%
----------------------------------------------------------------------------------------------------------------------
Total Return               -16.53%    -15.61%      -5.19%      -4.80%     68.95%       N/A         N/A       59.07%
----------------------------------------------------------------------------------------------------------------------
Global                     -23.33%    -22.42%     -27.08%     -26.87%     33.09%       N/A         N/A       15.60%
----------------------------------------------------------------------------------------------------------------------

(1) All Class A total return figures assume the maximum front-end sales charge of 5.75% and dividends reinvested at net asset value. All Class B total return figures assume the maximum applicable CDSC. Prior to December 29, 1989, the maximum front-end sales charge was 7.25% for BLUE CHIP FUND and 8.50% for GLOBAL FUND. From December 29, 1989 to July 1, 1993, the maximum front-end sales charge was 6.90%. From July 1, 1993 to June 30, 2002, the maximum front-end sales charge was 6.25%.

(2) Certain expenses of the Funds have been waived from commencement of operations through September 30, 2002. Accordingly, return figures are higher than they would have been had such expenses not been waived.

(3) The inception dates for Class A shares of the Funds are as follows: ALL-CAP GROWTH FUND - OCTOBER 25, 2000, FOCUSED EQUITY FUND - March 22, 1999; MID-CAP OPPORTUNITY FUND - August 24, 1992; UTILITIES INCOME FUND - February 22, 1993; GROWTH & INCOME FUND - October 4, 1993 ; BLUE CHIP FUND - January 3, 1989; SPECIAL SITUATIONS FUND - September 18, 1990; TOTAL RETURN FUND - April 24, 1990; and GLOBAL FUND - November 16, 1981. The commencement date for the offering of Class B shares, with the exception of FOCUSED EQUITY FUND, is January 12, 1995. FOCUSED EQUITY FUND Class B shares were first offered on March 12, 1999.

         Average annual total return and total return may also be based on investment at reduced sales charge levels or at net asset value ("NAV"). Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Average annual return and total return computed at net asset value for the period ended September 30, 2002 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN AT NAV: (1), (2)

----------------------------------------------------------------------------------------------------------------------
                                ONE YEAR               FIVE YEARS              TEN YEARS            LIFE OF FUND
----------------------------------------------------------------------------------------------------------------------
                          CLASS A    CLASS B     CLASS A     CLASS B     CLASS A    CLASS B     CLASS A     CLASS B
FUND                       SHARES      SHARES      SHARES      SHARES     SHARES      SHARES      SHARES     SHARES
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth             -18.38%    -18.95%       N/A         N/A         N/A        N/A       -27.82%     -28.30%
----------------------------------------------------------------------------------------------------------------------
Focused Equity             -25.78%    -26.25%       N/A         N/A         N/A        N/A       -14.59%     -15.19%
----------------------------------------------------------------------------------------------------------------------
Growth & Income            -20.53%    -21.13%      -1.35%      -2.03%       N/A        N/A        6.97%       7.33%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity        -10.55%    -11.17%      0.33%       -0.38%      6.84%       N/A         N/A        7.41%
----------------------------------------------------------------------------------------------------------------------
Value                      -26.34%    -26.94%      -3.48%      -4.15%       N/A        N/A        2.43%       2.87%
----------------------------------------------------------------------------------------------------------------------
Blue Chip                  -23.93%    -24.48%      -4.57%      -5.24%      5.87%       N/A         N/A        5.49%
----------------------------------------------------------------------------------------------------------------------
Special Situations         -16.49%    -17.09%      -7.90%      -8.54%      4.76%       N/A         N/A        1.22%
----------------------------------------------------------------------------------------------------------------------
Total Return               -11.44%    -12.09%      0.12%       -0.58%      6.01%       N/A         N/A        6.20%
----------------------------------------------------------------------------------------------------------------------
Global                     -18.62%    -19.19%      -5.02%      -5.69%      3.52%       N/A         N/A        1.89%
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN AT NAV: (1), (2)

----------------------------------------------------------------------------------------------------------------------
                                ONE YEAR               FIVE YEARS              TEN YEARS            LIFE OF FUND
----------------------------------------------------------------------------------------------------------------------
                          CLASS A    CLASS B     CLASS A     CLASS B     CLASS A    CLASS B     CLASS A     CLASS B
FUND                       SHARES      SHARES      SHARES      SHARES     SHARES      SHARES      SHARES     SHARES
----------------------------------------------------------------------------------------------------------------------
All-Cap Growth             -18.38%    -18.95%       N/A         N/A         N/A        N/A       -46.70%     -47.40%
----------------------------------------------------------------------------------------------------------------------
Focused Equity             -25.78%    -26.25%       N/A         N/A         N/A        N/A       -42.70%     -44.10%
----------------------------------------------------------------------------------------------------------------------
Growth & Income            -20.53%    -21.13%      -6.55%      9.75%        N/A        N/A        83.38%     72.69%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Opportunity        -10.55%    -11.17%      1.67%       -1.86%     93.71%       N/A         N/A       73.64%
----------------------------------------------------------------------------------------------------------------------
Value                      -26.34%    -26.94%     -16.23%     -19.11%       N/A        N/A        25.96%     24.44%
----------------------------------------------------------------------------------------------------------------------
Blue Chip                  -23.93%    -24.48%     -20.87%     -23.58%     76.89%       N/A         N/A       51.12%
----------------------------------------------------------------------------------------------------------------------
Special Situations         -16.49%    -17.09%     -33.72%     -36.01%     59.27%       N/A         N/A        9.84%
----------------------------------------------------------------------------------------------------------------------
Total Return               -11.44%    -12.09%      0.59%       -2.86%     79.30%       N/A         N/A       59.07%
----------------------------------------------------------------------------------------------------------------------
Global                     -18.62%    -19.19%     -22.68%     -25.38%     41.28%       N/A         N/A       15.60%
----------------------------------------------------------------------------------------------------------------------

(1) Certain expenses of the Funds have been waived from commencement of operations through September 30, 2002. Accordingly, return figures are higher than they would have been had such expenses not been waived.

(2) The inception dates for Class A shares of the Funds are as follows: ALL-CAP GROWTH FUND - October 25, 2000, FOCUSED EQUITY FUND - March 22, 1999; MID-CAP OPPORTUNITY FUND - August 24, 1992; UTILITIES INCOME FUND - February 22, 1993; GROWTH & INCOME FUND - October 4, 1993 ; BLUE CHIP FUND - January 3, 1989; SPECIAL SITUATIONS FUND - September 18, 1990; TOTAL RETURN FUND - April 24, 1990; and GLOBAL FUND - November 16, 1981. The commencement date for the offering of Class B shares, with the exception of FOCUSED EQUITY FUND and the ALL-CAP GROWTH FUND, is January 12, 1995. ALL-CAP GROWTH FUND Class B shares were first offered on October 25, 2000. FOCUSED EQUITY FUND Class B shares were first offered on March 22, 1999.


         PURCHASES, REDEMPTIONS, SALES LOADS, AND PRICING OF FUND SHARES

         The First Investors Shareholder Manual, attached hereto as Appendix D, provides a description of the policies and procedures that are used for purchases and sales of the shares of the Funds, the pricing of Fund shares, and the applicable sales charges and contingent deferred sales charges. Additional information concerning the methodologies that are used to compute NAV is set forth in Part II of this SAI.

                                      TAXES

         Information concerning the tax laws applicable to the Equity Funds is set forth in Appendix C.


                        BENEFICIAL OWNERSHIP INFORMATION

         As of December 2, 2002, the following shareholders owned of record or beneficially 5% or more of the outstanding Class A shares of the GLOBAL FUND:

              SHAREHOLDER                                    % OF SHARES
              -----------                                    -----------
              Pert & Co.                                        11.9%
              Bank of New York
              c/o Administrative Data Management Corp.
              581 Main Street
              Woodbridge, NJ 07095-1198

                              FINANCIAL STATEMENTS

         Registrants incorporate by reference the financial statements and reports of independent accounts contained in the annual reports to shareholders for the fiscal year ended September 30, 2002.

                                   APPENDIX A
         INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

      The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below on a Fund-by-Fund basis. The strategies that each Fund currently uses or currently anticipates using are noted by a check (|X|) mark. Each Fund reserves the right to use any other strategy that is not prohibited by its policies. Investment strategies which a Fund does not currently anticipate using but which the Fund reserves the freedom to use are denoted by a dash (-) mark. The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

TOTAL RETURN FUND                                    |X|Fund uses or currently        - Fund may use but does not
                                                         anticipates using            currently anticipate using
-------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         |X|
     CORPORATE BONDS AND NOTES                                                 |X|
     CONVERTIBLE DEBT SECURITIES                                               |X|
     HIGH YIELD SECURITIES                                                     |X|
     MORTGAGE-BACKED SECURITIES                                                |X|
     OTHER ASSET-BACKED SECURITIES                                             |X|
     MUNICIPAL SECURITIES                                                      |X|
     U.S. GOVERNMENT SECURITIES                                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                                      --
     ZERO COUPON AND PAY-IN-KIND BONDS                                         |X|
     INVERSE FLOATERS                                                           --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                              --
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         |X|
STAND-BY COMMITMENTS                                                            --
OPTIONS                                                                         --
FUTURES                                                                         --
REPURCHASE AGREEMENTS                                                           --
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|





                                                         A-1

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------
VALUE FUND                                           |X|Fund uses or currently        - Fund may use but does not
                                                         anticipates using            currently anticipate using
-------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         |X|
     CORPORATE BONDS AND NOTES                                                 |X|
     CONVERTIBLE DEBT SECURITIES                                               |X|
     HIGH YIELD SECURITIES                                                     |X|
     MORTGAGE-BACKED SECURITIES                                                 --
     OTHER ASSET-BACKED SECURITIES                                              --
     MUNICIPAL SECURITIES                                                       --
     U.S. GOVERNMENT SECURITIES                                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                                      --
     ZERO COUPON AND PAY-IN-KIND BONDS                                         |X|
     INVERSE FLOATERS                                                           --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                       --
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                              --
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         |X|
STAND-BY COMMITMENTS                                                           |X|
FUTURES                                                                         --
OPTIONS                                                                         --
REPURCHASE AGREEMENTS                                                           --
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|



                                                         A-2

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

BLUE CHIP FUND                                       |X|Fund uses or currently          - Fund may use does not
                                                         anticipates using            currently anticipate using
---------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES                                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         |X|
     CORPORATE BONDS AND NOTES                                                 |X|
     CONVERTIBLE DEBT SECURITIES                                               --
     HIGH YIELD SECURITIES                                                     --
     MORTGAGE-BACKED SECURITIES                                                --
     OTHER ASSET-BACKED SECURITIES                                             --
     MUNICIPAL SECURITIES                                                      --
     U.S. GOVERNMENT SECURITIES                                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                                         --
     INVERSE FLOATERS                                                          --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              --
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                             --
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         |X|
STAND-BY COMMITMENTS                                                           --
OPTIONS                                                                        --
FUTURES                                                                        --
REPURCHASE AGREEMENTS                                                          --
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|



                                                         A-3

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

GROWTH & INCOME FUND                                 |X|Fund uses or currently        - Fund may use but does not
                                                         anticipates using            currently anticipate using
----------------------------------------------------------------------------- ------------------- -------------------
DEBT SECURITIES                                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         |X|
     CORPORATE BONDS AND NOTES                                                 |X|
     CONVERTIBLE DEBT SECURITIES                                               |X|
     HIGH YIELD SECURITIES                                                     |X|
     MORTGAGE-BACKED SECURITIES                                                --
     OTHER ASSET-BACKED SECURITIES                                             --
     MUNICIPAL SECURITIES                                                      --
     U.S. GOVERNMENT SECURITIES                                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                                         --
     INVERSE FLOATERS                                                          --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                             --
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         |X|
STAND-BY COMMITMENTS                                                           --
OPTIONS                                                                        --
FUTURES                                                                        --
REPURCHASE AGREEMENTS                                                          --
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|



                                                         A-4

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

ALL CAP GROWTH FUND                                  |X|Fund uses or currently        - Fund may use but does not
                                                         anticipates using            currently anticipate using
----------------------------------------------------------------------------- ------------------- -------------------
DEBT SECURITIES                                                                --
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         --
     CORPORATE BONDS AND NOTES                                                 --
     CONVERTIBLE DEBT SECURITIES                                               --
     HIGH YIELD SECURITIES                                                     --
     MORTGAGE-BACKED SECURITIES                                                --
     OTHER ASSET-BACKED SECURITIES                                             --
     MUNICIPAL SECURITIES                                                      --
     U.S. GOVERNMENT SECURITIES                                                --
     VARIABLE AND FLOATING RATE SECURITIES                                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                                         --
     INVERSE FLOATERS                                                          --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                             |X|
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         --
STAND-BY COMMITMENTS                                                           --
OPTIONS                                                                        --
FUTURES                                                                        --
REPURCHASE AGREEMENTS                                                          |X|
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|



                                                         A-5

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

MID-CAP OPPORTUNITY FUND                             |X|Fund uses or currently        - Fund may use but does not
                                                         anticipates using            currently anticipate using
----------------------------------------------------------------------------- ------------------- -------------------
DEBT SECURITIES                                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         |X|
     CORPORATE BONDS AND NOTES                                                 --
     CONVERTIBLE DEBT SECURITIES                                               |X|
     HIGH YIELD SECURITIES                                                     --
     MORTGAGE-BACKED SECURITIES                                                --
     OTHER ASSET-BACKED SECURITIES                                             --
     MUNICIPAL SECURITIES                                                      --
     U.S. GOVERNMENT SECURITIES                                                |X|
     VARIABLE AND FLOATING RATE SECURITIES                                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                                         --
     INVERSE FLOATERS                                                          --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                             --
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         |X|
STAND-BY COMMITMENTS                                                           --
OPTIONS
FUTURES                                                                        --
REPURCHASE AGREEMENTS                                                          --
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|


                                                         A-6



INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

SPECIAL SITUATIONS FUND                              |X|Fund uses or currently        - Fund may use but does not
                                                         anticipates using            currently anticipate using
----------------------------------------------------------------------------- ------------------- -------------------
DEBT SECURITIES                                                                |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         |X|
     CORPORATE BONDS AND NOTES                                                 --
     CONVERTIBLE DEBT SECURITIES                                               --
     HIGH YIELD SECURITIES                                                     --
     MORTGAGE-BACKED SECURITIES                                                --
     OTHER ASSET-BACKED SECURITIES                                             --
     MUNICIPAL SECURITIES                                                      --
     U.S. GOVERNMENT SECURITIES                                                --
     VARIABLE AND FLOATING RATE SECURITIES                                     |X|
     ZERO COUPON AND PAY-IN-KIND BONDS                                         --
     INVERSE FLOATERS                                                          --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              --
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                             --
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         --
STAND-BY COMMITMENTS                                                           --
OPTIONS
FUTURES                                                                        --
REPURCHASE AGREEMENTS                                                          --
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|




                                                         A-7

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

FOCUSED EQUITY FUND                                  |X|Fund uses or currently        - Fund may use but does not
                                                         anticipates using            currently anticipate using
----------------------------------------------------------------------------- ------------------- -------------------
DEBT SECURITIES                                                                --
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         --
     CORPORATE BONDS AND NOTES                                                 --
     CONVERTIBLE DEBT SECURITIES                                               --
     HIGH YIELD SECURITIES                                                     --
     MORTGAGE-BACKED SECURITIES                                                --
     OTHER ASSET-BACKED SECURITIES                                             --
     MUNICIPAL SECURITIES                                                      --
     U.S. GOVERNMENT SECURITIES                                                --
     VARIABLE AND FLOATING RATE SECURITIES                                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                                         --
     INVERSE FLOATERS                                                          --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                             --
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         |X|
STAND-BY COMMITMENTS                                                           --
OPTIONS                                                                        |X|
FUTURES                                                                        |X|
REPURCHASE AGREEMENTS                                                          |X|
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|



                                                         A-8

INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

GLOBAL FUND                                          |X|Fund uses or currently        - Fund may use but does not
                                                         anticipates using            currently anticipate using
----------------------------------------------------------------------------- ------------------- -------------------
DEBT SECURITIES                                                                --
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                         --
     CORPORATE BONDS AND NOTES                                                 --
     CONVERTIBLE DEBT SECURITIES                                               --
     HIGH YIELD SECURITIES                                                     --
     MORTGAGE-BACKED SECURITIES                                                --
     OTHER ASSET-BACKED SECURITIES                                             --
     MUNICIPAL SECURITIES                                                      --
     U.S. GOVERNMENT SECURITIES                                                --
     VARIABLE AND FLOATING RATE SECURITIES                                     --
     ZERO COUPON AND PAY-IN-KIND BONDS                                         --
     INVERSE FLOATERS                                                          --
EQUITY SECURITIES                                                              |X|
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                             |X|
     SHARES OF OTHER INVESTMENT COMPANIES                                      |X|
     SHARES OF EXCHANGE TRADED FUNDS                                           |X|
     REAL ESTATE INVESTMENT TRUSTS                                             |X|
FOREIGN SECURITIES EXPOSURE                                                    |X|
     DEPOSITORY RECEIPTS                                                       |X|
     FOREIGN SECURITIES TRADED IN THE U.S.                                     |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                              |X|
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                             |X|
RESTRICTED AND ILLIQUID SECURITIES                                             |X|
WHEN-ISSUED SECURITIES                                                         |X|
STAND-BY COMMITMENTS                                                           --
OPTIONS                                                                        |X|
FUTURES                                                                        |X|
REPURCHASE AGREEMENTS                                                          |X|
TEMPORARY BORROWING                                                            |X|
TEMPORARY DEFENSIVE INVESTMENTS                                                |X|

                                   APPENDIX B
             INVESTMENT POLICIES OF THE FIRST INVESTORS EQUITY FUNDS

         The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund's prospectus. Each Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendices A and C of this SAI.

         Other than Value Fund, each Fund's investment objective, as set forth in its prospectus, is a fundamental investment policy which may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund as defined by the Investment Company Act of 1940, as amended ("1940 Act"). As defined by the 1940 Act, "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Value Fund's investment object is a non-fundamental policy which means that it may be changed without shareholder approval.

          Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. Non-fundamental policies may be changed by the Board of Directors/Trustees ("Board") of a Fund without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a particular Fund's assets as a whole will not cause a violation of the following investment policies so long as percentage restrictions are observed by each Fund at the time it purchases any security.

         TOTAL RETURN FUND will not:

         (1) Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 5% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 5% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 5% limitation. This policy shall not prohibit deposits of assets to provide margin or guarantee positions in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments or the segregation of assets in connection with such transactions.

         (2)      Issue senior securities.

         (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

         (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

         (5) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

         (6) Buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, including limited partnership interests.

         (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (8)      Make investments  for  the purpose  of exercising   control or
management.

         (9) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

         (10) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

         The following investment restrictions are not fundamental and may be changed without shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund will not purchase or sell physical commodities unless acquired as a result of ownership of securities (but this restriction shall not prevent the Fund from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

         (3) The Fund will not enter into futures contracts or options on futures contracts for non-bona fide hedging purposes if immediately thereafter the aggregate margin deposits on all outstanding futures contracts positions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions and options on future contracts written by the Fund would exceed the market value of the total assets of the Fund.

         (4) The Fund will not pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the Fund's use of options, futures contracts or options on futures contracts.

         (5) The Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

         (6) The Fund may invest up to 5% of its net assets in zero coupon and pay in kind securities.

         (7) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

         (8) No more than 25% of the Fund's assets may be invested in corporate debt securities and municipal bonds rated below Baa by Moody's or BBB by S&P.

         (9) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S.
securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

         VALUE FUND will not:

         (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

         (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, as to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer.

         (3) With respect to 75% of the total assets of the Fund, purchase more than 10% of the voting securities of any one issuer.

         (4) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

         (6) Buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell futures contracts, options on future contracts, securities that are secured by real estate, securities or companies which invest or deal in real estate, and interests in real estate investment trusts.

         (7)      Act  as  an  underwriter,   except  to  the  extent  that,  in
connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (8) Purchase any securities on margin, except the Fund may make deposits or margin in connection with futures contracts and options.

         (9)      Make   loans,  except  loans   of   portfolio  securities  and
repurchase agreements.

         The following investment restrictions are not fundamental and may be changed without shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

         (2) The Fund will not make short sales of securities, except short sales "against the box."

         (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S.
securities exchange, or the Nasdaq, either directly or through depository receipts. Although the fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a

U.S. securities exchange or the Nasdaq, it will nto invest more than 5% of its assets in such securities.

         (4) The Fund may not invest more than 5% of its total assets in debt securities rated below Baa or by Moody's or BBB by S&P.

         (5) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the repurchase is made.

         BLUE CHIP FUND will not:

         (1)      Make short sales of securities to maintain a short position.

         (2) Issue senior securities, borrow money or pledge its assets except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings.

         (3) Make loans, except loans of portfolio securities (limited to 10% of the Fund's total assets).

         (4) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (1) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (2) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

         (5) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

         (6) Pledge, mortgage or hypothecate any of its assets except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

         (7) Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

         (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (9)      Make investments  for the  purpose of   exercising  control or
management.

         (10)     Purchase any securities on margin.

         (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

         (12) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

         The following investment restrictions are not fundamental and may be changed without shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S.
securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

         (3) No more than 5% of the Fund's net assets may be invested in corporate debt securities rated below Baa by Moody's or BBB by S&P.

         GROWTH & INCOME FUND will not:

         (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

         (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, more than 5% of such assets would then be invested in securities of a single issuer.

         (3) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

         (4) Concentrate its investments in any particular industry. (At present, it is the Fund's understanding that the Staff of the SEC interprets concentration to mean investing 25% or more of the Fund's total assets (taken at current value) in a single industry.)

         (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

         (6) Buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

         (7)      Act  as  an  underwriter,   except  to  the  extent  that,  in
connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (8)      Make   loans,   except  loans   of  portfolio   securities and
repurchase agreements.

         The following investment restrictions are not fundamental and may be changed without shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

         (2)      The   Fund will  not   make  investments  for  the  purpose of
exercising control or management.

         (3)      The Fund will not purchase any securities on margin.

         (4) The Fund will not purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.

         (5) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S.
securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

         (6) The Fund may invest up to 20% of its total assets in convertible debt securities rated below Baa by Moody's or BBB by S&P (including convertible debt securities that have been downgraded below such ratings), or in unrated convertible debt securities that are of comparable quality as determined by the Fund's Adviser.

         (7) It is the Fund's policy to attempt to sell, within a reasonable time period, a debt security which has been downgraded below investment grade (other than convertible debt securities, as previously discussed), provided that such disposition is in the best interests of the Fund and its shareholders.

         (8) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

         The ALL-CAP GROWTH FUND will not:

         (1) Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets including the amount borrowed less liabilities (other than borrowings).

         (2)      Issue  senior  securities, except  as permitted under the 1940
Act.

         (3) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (4) Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies that invest or deal in real estate and publicly traded securities or real estate investment trusts.

         (5)      Make loans, except as permitted under the 1940 Act.

         (6)      Concentrate its investments in any particular industry.

         (7) Buy or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

         The following investment restrictions are not fundamental and may be changed without shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.

         (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq Stock Market ("Nasdaq"), either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

         (3) The Fund may invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.

         MID-CAP OPPORTUNITY FUND will not:

         (1) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its net assets (not including the amount borrowed).

         (2) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (a) as to 75% of the Fund's total assets more than 5% of such assets would then be invested in securities of a single issuer, or (b) 25% or more of the Fund's total assets would be invested in a single industry.

         (3) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

         (4) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

         (5) Buy or sell commodities or commodity contracts, including futures contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate, and interests in real estate investment trusts.

         (6)      Act  as  an  underwriter,   except  to  the  extent  that,  in
connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws.

         (7) Make investments for the purpose of exercising control or management.

         (8)      Purchase any securities on margin.

         (9)      Make loans, except through repurchase agreements.

         (10) Purchase or sell portfolio securities from or to the Adviser or any director or officer thereof or of SERIES FUND II, as principals.

         (11) Invest in any securities of any issuer if, to the knowledge of the Fund, any officer or director of SERIES FUND II or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

         The following investment restrictions are not fundamental and may be changed without shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

         (2) The Fund will not write, purchase or sell options (puts, calls or combinations thereof).

         (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S.
securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

         (4) No more than 5% of the Fund's net assets will remain invested in securities which have been downgraded below investment grade.

         (5) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

         SPECIAL SITUATIONS FUND will not:

         (1) Make short sales of securities "against the box" in excess of 10% of the Fund's total assets.

         (2) Issue senior securities or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

         (3) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (ii) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

         (4) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

         (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

         (6) Buy or sell commodities or commodity contracts including futures contracts, or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and interests in real estate investment trusts.

         (7) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (8) Make investments for the purpose of exercising control or management.

         (9)      Purchase any securities on margin.

         (10)     Make loans, except through repurchase agreements.

         (11) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

         (12) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

         The following investment restrictions are not fundamental and may be changed without shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Adviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for
Section 4(2) commercial paper and securities that are eligible for resale without registration pursuant to Rule 144A or any other exemption under the 1933 Act, and therefore that such securities are not subject to the foregoing limitation on illiquid securities. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board.

         (2) The Fund will not write, purchase or sell options (puts, calls or combinations thereof).

         (3) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S.
securities exchange, or the Nasdaq, either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

         (4) The Fund may invest up to 5% of its total assets in the securities of other registered investment companies.

         FOCUSED EQUITY FUND will not:

         (1) Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets including the amount borrowed less liabilities (other than borrowings).

         (2)      Issue senior  securities,  except as  permitted under the 1940
Act.

         (3) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         (4) Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate, securities of companies that invest or deal in real estate and publicly traded securities or real estate investment trusts.

         (5)      Make loans, except as permitted under the 1940 Act.

         (6)      Concentrate its investments in any particular industry.

         (7) Buy or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

         The following investment restrictions are not fundamental and may be changed without shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Fund's Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation. The Fund's Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.

         (2) The Fund may invest without limitation in securities of foreign companies that are U.S. dollar denominated and traded on a U.S. securities exchange, or the Nasdaq , either directly or through depository receipts. Although the Fund may also invest in securities of foreign companies that are denominated in foreign currencies or that are not listed or traded on a U.S. securities exchange or the Nasdaq, it will not invest more than 5% of its assets in such securities.

         (3) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

         GLOBAL FUND will not:

         (1) Borrow money, except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets taken at cost or value, whichever is the lesser.

         (2) Make loans to other persons, except that the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors that it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceed 10% of the value of the Fund's total assets. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan. This restriction is not intended to prohibit the Fund from investing in repurchase agreements.

         (3) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         (4) Invest more than 15% of the value of its total assets in warrants.

         (5) Invest more than 25% of the value of its total assets in securities of foreign issuers, other than American Depository Receipts, that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of the value of its assets in securities with a limited trading market.

         (6) Invest 25% or more of the value of its total assets in a particular industry at one time. The Fund, however, is not limited in the amount of its total assets that may be invested in any particular country.

         (7) Underwrite securities of other issuers, except to the extent that the purchase and sale of restricted securities may be deemed to be underwriting.

         (8) Purchase or sell real estate, commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable, and may purchase or sell options on securities, securities indices and foreign currencies, stock index futures, interest rate futures and foreign currency futures, as well as options on such futures contracts.

         (9) Invest in companies for the purpose of exercising control or management.

         (10) Purchase any securities on margin or sell any securities short, except to make margin deposits in connection with the use of options, futures contracts and options on futures contracts.

         (11) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and, together such officers and Directors own more than 5% of the securities of such issuer.

         (12) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

         (13) Buy or sell puts, calls, straddles or spreads, except with respect to options on securities, securities indices and foreign currencies or on futures contracts.

         (14)     Issue senior securities.

         (15) Invest more than 5% of the value of its total assets in securities of issuers that have been in business for less than three years.

         (16) Invest in securities of other domestic investment companies, except in connection with a merger of another investment company, although the Fund may purchase the securities of foreign investment companies or investment trusts in the open market where no commissions or profits accrue to a sponsor or dealer other than customary broker's commission, provided such securities do not have an aggregate value (at cost) of more than 10% of the value of the Fund's total net assets. Investment in securities of other investment companies may cause a duplication of management and/or advisory fees.

         The following investment restrictions are not fundamental and may be changed without prior shareholder approval.

         (1) The Fund will not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Fund's Board, or the Fund's Subadviser acting pursuant to authority delegated by the Board, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation. The Fund's Subadviser will monitor the liquidity of such restricted securities under the supervision of the Board.

          (2) The Fund will not pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

         (3) The Fund may invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis.

                                   APPENDIX C
                                      TAXES

         The following description applies to each Fund within the First Investors Family of Funds except for the Life Series Funds, Tax Exempt Money Market Fund, Inc., Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Inc., Insured Tax Exempt Fund II (a series of Executive Investors) Trust, New York Insured Tax Free Fund, Inc., and Multi-State Insured Tax Free Fund.

         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a Fund (each of which is treated as a separate corporation for tax purposes) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Dividends a Fund distributes to its shareholders that are derived from dividends and interest it receives on its investments (including interest on municipal bonds), together with distributions from net realized short-term capital gains and net gains from certain foreign currency transactions, if any, are taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether received in cash or reinvested in Fund shares. Distributions from a Fund's net capital gain are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

         Dividends and other distributions a Fund declares in October, November or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from a Fund's investment company taxable income may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder deducts by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Although the Taxable Bond Funds are authorized to hold equity securities, it is expected that any dividend income a Fund receives likely will be minimal; accordingly, very little, if any, of the distributions made by the Funds will be eligible for the dividends-received deduction.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

         Dividends and interest a Fund receives, and gains a Fund realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         With respect to the Equity Funds, if more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid. Pursuant to any such election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) could either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the tax credit against the shareholder's Federal income tax. If the Fund takes this election, it will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         Each Fund, other than Cash Management Fund, may each invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to Federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Each applicable Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over a Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A

Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         Each of the Taxable Bond Funds (except Cash Management Fund), All-Cap Growth Fund, Blue Chip Fund, Focused Equity Fund, Growth & Income Fund, Total Return Fund, and Value Fund may acquire zero coupon or other securities issued with original issue discount. As a holder of those securities, each such Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, each such Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

         When applicable, a Fund's use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a Fund derived with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Some futures, foreign currency contracts and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which the Funds invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked-to-market" (THAT IS, treated as having been sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any "mixed straddle" (I.E., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

         Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

         Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures or forward contract may constitute a "straddle" for Federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

         If a call option written by a Fund lapses (i.e. terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

         If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                                   APPENDIX D
                       FIRST INVESTORS SHAREHOLDER MANUAL

            [FIRST INVESTORS LOGO]





            SHAREHOLDER MANUAL























A GUIDE TO YOUR
FIRST INVESTORS
MUTUAL FUND ACCOUNT
-------------------------------------

AS OF DECEMBER 31, 2002

INTRODUCTION

First Investors offers a wide variety of mutual funds to meet your financial needs ("FI Funds"). New client accounts must be established through your registered representative. While your registered representative is available to service your account on an ongoing basis, once you have established an account, you can contact us directly for account services.

This easy-to-follow guide tells you how to contact us and explains our policies and procedures. The policies and procedures referenced in this manual are subject to change.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors Fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                        PAGE
                                                         ----

WHEN WE ARE OPEN FOR BUSINESS ..............................1

HOW TO CONTACT US...........................................1

HOW FUND SHARES ARE PRICED .................................1

HOW TO OPEN AN ACCOUNT
   Non-Retirement Accounts..................................2
   Retirement Accounts......................................3
   Telephone Privileges.....................................3

HOW TO BUY SHARES
   Placing Your Purchase Order..............................4
   Paying For Your Order....................................4
      By Check..............................................5
      By Money Line.........................................5
      By Automatic Payroll Investment.......................6
      By Federal Funds Wire Transfers.......................6
      By Distribution Cross-Investment......................7
      By Systematic Withdrawal Plan Payment Investments.....7
   Choosing Between Share Classes ..........................7
      Class A Shares........................................8
      Class B Shares........................................10
   Minimum Initial Investment Requirements..................11
   Additional Investments...................................11

HOW TO SELL SHARES
   Written Redemptions......................................12
   Telephone Redemptions....................................13
   Electronic Funds Transfer Redemptions  ..................13
   Systematic Withdrawals...................................13
   Expedited Wire Redemptions...............................14
   Money Market Draft Check Redemptions.....................14
   Super Checking Program...................................14

HOW TO EXCHANGE SHARES
   Exchange Conditions......................................16
   Telephone Exchanges......................................17
   Written Exchanges........................................17

WHEN SIGNATURE GUARANTEES ARE REQUIRED .....................18

                                                          PAGE
                                                          ----
STATEMENTS & REPORTS
   Transaction Confirmation Statements......................19
   Master Account Statements................................19
   Annual and Semi-Annual Reports...........................19

DIVIDENDS AND DISTRIBUTIONS.................................20

TAX FORMS...................................................21

OTHER POLICIES
   Right to Reject Purchase or Exchange Orders..............22
   Share Certificates.......................................22
   Transferring Ownership of Shares.........................22
   Householding of Disclosure Documents.....................22
   Returned Mail............................................23
   Reinstatement Privilege..................................23
   Your Privacy.............................................23
   Redemptions-in-Kind......................................23

HOW TO COMMUNICATE WITH US
   Our Shareholder Services Department......................24
   E-Mail...................................................24
   Web Access...............................................25

WHEN WE ARE OPEN FOR BUSINESS

We are open for business every day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Days"). In addition to weekends, the NYSE is generally closed in observance of the following holidays:

-New Year's Day
-Martin Luther King, Jr. Day
-President's Day
-Good Friday
-Memorial Day
-Independence Day
-Labor Day
-Thanksgiving Day
-Christmas Day

HOW TO CONTACT US


While we encourage you to use the services of your representative, if you want or need to contact us directly, you can:
1:    For Express Mail, write us at:
      Administrative Data Management Corp.
      581 Main Street
      Woodbridge, NJ 07095-1198
2:    For Regular Mail, write us at:
      Administrative Data Management Corp.
      P.O. Box 5198
      Woodbridge, NJ 07095-0916
3:    Call our Shareholder Services Department at 1 (800) 423-4026 between the hours of 9:00 a.m. to 6:00 p.m., ET; or

4:    Visit us at any time on-line at www.firstinvestors.com


We do not accept purchase, exchange or redemption orders via our website or e-mail. See "How to Communicate With Us".

HOW FUND SHARES ARE PRICED

Each First Investors Fund prices its shares each Business Day. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., ET).

The Fund prices are generally listed later in the evening on our web site (www.firstinvestors.com). The prices for our larger funds are also reported the next day in many newspapers, including The Wall Street Journal and The New York Times.

In pricing its shares, each Fund, other than our money market funds, calculates the net asset value of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class.

Our money market funds attempt to maintain a stable $1.00 per share for each class of shares by valuing their assets using the amortized cost method. The NAV's of these Funds could nevertheless decline below $1.00 per share.

Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

The price that you will pay for a share is the NAV plus any applicable front-end sales charge. The price you receive if you redeem or exchange your shares is the NAV less any applicable contingent deferred sales charge ("CDSC").

The processing and price date for a purchase, redemption or exchange depends upon how your order is placed.

HOW TO OPEN AN ACCOUNT

To open a mutual fund account through First Investors Corporation ("FI"), you must first complete and sign a Master Account Agreement ("MAA"). The MAA requires that you certify that you are a legal resident of the U.S. and that you provide us with your street address, taxpayer identification number, date of birth, and such other information as may be required by law.

Your registered representative will assist you in completing the MAA, explain our product line and services, and help you select the right investments. Some types of accounts require additional paperwork, as explained below. After you determine the fund(s) you want to purchase, deliver your completed MAA and your check, made payable to FI, to your registered representative.

If you are opening a FI mutual fund account through a broker-dealer other than FI, you must follow the policies and procedures of that broker-dealer. Moreover, you may not be eligible to have all of the account privileges that are discussed in this Shareholder Manual and you may also have to contact your broker-dealer to effect certain transactions in your account.

As required by the new regulations of the USA PATRIOT Act, we have adopted and implemented an anti-money laundering program. As a result, whether you open a mutual fund account through FI or through another broker-dealer, we may ask you for additional information or other identification documents. If you do not provide it to us, we may not be able to open an account or effect transactions for you.

NON-RETIREMENT ACCOUNTS
We offer a variety of "non-retirement" accounts, which is the term used to describe all accounts other than retirement accounts.

INDIVIDUAL ACCOUNTS.  These accounts may be opened by any adult individual.

JOINT ACCOUNTS. These accounts may be opened by two or more individuals. Joint ownership may take several forms- e.g., joint tenants with rights of survivorship, tenants in common, etc.. You are responsible for verifying that the type of joint registration you select is valid in your state of residence. If you choose a tenancy in common registration and you do not provide the ownership percentage for each joint owner, the account will be divided equally. All joint owners must sign requests to process transactions however, telephone exchange and redemption privileges are accepted from either tenant unless they are declined.

GIFTS AND TRANSFERS TO MINORS ACCOUNTS. These are custodial accounts for minors established under your state's Uniform Gifts/Transfers to Minors Act. They are registered under the minor's social security number.

CORPORATE/ PARTNERSHIP/ TRUST ACCOUNTS. A trust account may be opened only if you have a valid written trust document. To establish a corporate, partnership, or trust account, you must also complete a First Investors Certificate of Authority ("COA") so that we know who has authority to effect transactions in the account.

TRANSFER ON DEATH (TOD) ACCOUNTS. TOD registrations, available on all FI Funds in all states, allow individual and joint account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiaries in the event of the death of all account owners. To establish a TOD account, you must also complete a First Investors TOD Registration Request Form.

First Investors follows the TOD guidelines of the Securities Transfer Association with the following exceptions. First Investors:
o     allows you to designate more than one TOD beneficiary;
o does not print the beneficiaries' names on dividend and liquidation checks; and
o     confirms TOD beneficiaries on quarterly statements.

CONSERVATORSHIPS/ GUARDIANSHIPS/ ESTATE ACCOUNTS. Only legal representatives may open these accounts. To establish an estate account, you must provide an original or certified copy of death certificate, a certified copy of Letters Testamentary/Administration, and a First Investors Executors Indemnification Form. To establish a conservatorship or guardianship account, you must furnish a certified copy of the court document appointing you as the conservator/guardian and a First Investors Guardian/Conservator Certification & Indemnification Form.

EDUCATION SAVINGS ACCOUNT (ESA). ESAs allow you to accumulate assets on a tax-deferred basis to help satisfy qualified educational expenses for a Designated Beneficiary (generally, a minor child). To establish an ESA, you must complete an ESA Application as the Responsible Individual (parent/legal guardian) of the Designated Beneficiary. If someone other than yourself is making the initial contribution he or she must sign the ESA Application as the Depositor.

RETIREMENT ACCOUNTS
We offer the following types of retirement plans for individuals and employers:

INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Conduit IRAs.

IRA FOR MINORS with earned income. A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.

SIMPLE IRAS for employers.

SEP-IRAS (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment. SARSEP-IRAs can be established through trustee-to-trustee transfers.


403(b)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

401(k) plans for employers.

MONEY PURCHASE PENSION & PROFIT SHARING plans for sole proprietors and partnerships.

Currently, there are no annual service fees chargeable to an account holder in connection with an IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, or 403(b) account. Each Fund currently pays the annual $10.00 custodian fee for such accounts. This policy may be changed at any time by a Fund on 45 days' written notice to the account holder. First Investors Federal Savings Bank has reserved the right to waive its fees at any time or to change the fees on 45 days' prior written notice to the holder of any IRA.

TELEPHONE PRIVILEGES
Telephone privileges are automatically granted when you open a First Investors individual, joint, or custodial account unless you decline the privileges by sending the Fund written instructions.

For joint accounts, telephone privileges allow any one of the owners to process telephone transactions independently.

For trusts, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, telephone privileges are not automatically granted; you must complete additional documentation. Telephone exchange privileges are automatically granted on IRAs, IRAs for Minors, Simple-IRAs, SEP-IRAs, 403(b)(7)s and ESAs unless you decline the privilege on the product application or send the Fund written instructions.

For non-retirement accounts, telephone privileges allow you or your registered representative to exchange or redeem eligible shares and authorize other transactions with a simple phone call. For ESA accounts, telephone redemptions are not permitted.

For retirement accounts, telephone privileges allow you to exchange shares from one Fund to another. Telephone redemptions are not permitted on retirement accounts.

For a description of the types of exchanges and redemptions that may be made using Telephone Privileges (see "How to Sell Shares-Telephone Redemptions" and "How to Exchange Shares-Telephone Exchanges"). For further assistance, please call Shareholder Services at 1(800) 423-4026.

For your protection, the following security measures are taken:

1:  Telephone requests are recorded to verify accuracy.

2:  Some or all of the following information is obtained:
-Account number.
-Address.
-Social security number.
-Other information as deemed necessary.

3:  A written confirmation of each transaction is mailed to you.

We will not be liable for following instructions if we reasonably believe the telephone instructions are genuine based on our verification procedures. For security purposes, telephone privileges may be suspended on joint accounts upon notice of divorce or separation.

During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our Woodbridge, NJ office.

HOW TO BUY SHARES

PLACING YOUR PURCHASE ORDER
Purchases may always be made by written application. Such purchases are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received prior to the close of trading on the NYSE, it will receive that day's price. This procedure applies whether your order is given to your registered representative or mailed directly by you to our Woodbridge, NJ office.

As described more fully below, certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both written application and the rollover proceeds. Thus, for example, if it takes 30 days for another fund group to send us the retirement account proceeds, your purchase of First Investors funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV by your broker-dealer. If you give your order to a registered representative before the close of trading on the NYSE and the order is phoned or transmitted to our Woodbridge, NJ office prior to the close of business (generally, 5:00 p.m., ET), your shares will be purchased at that day's price. If you are buying a First Investors Fund through a broker-dealer other than First Investors, other requirements may apply. Consult your broker-dealer about its requirements.

All orders placed through a First Investors registered representative must be reviewed and approved by a principal officer of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

It is the responsibility of your broker-dealer to forward or transmit orders to the Fund promptly and accurately. A fund will not be liable for any change in the price per share due to the failure of a broker-dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and your broker-dealer.

PAYING FOR YOUR ORDER
Payment is due within three Business Days of placing an order or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your orders, you may open a money market account and use it to pay for subsequent purchases. Purchases made pursuant to our Automatic Investment Programs are processed as follows:

- Money Line purchases are processed on the date you select on your application (or the Business Day following a weekend or holiday).
- Automatic Payroll Investment Service purchases are processed on the date that we receive funds from your employer.

We accept the following forms of payment in U.S. funds:
- Checks drawn on U.S. banks (including subsidiaries of U.S. banks) payable to FI.
- Money Line and Automatic Payroll Investment electronic funds transfers.
- Federal Funds wire transfers (required for investments of $500,000 or more).
- ACH transfers.

We do not accept:
- Third Party Checks.
- Traveler's Checks.
- Checks drawn on non-US banks.
- Money Orders.
- Cash.
- Post Dated Checks.
- Starter Checks.

BY CHECK
You can send us a check for purchases under $500,000. If you are opening a new fund account, your check must meet the fund minimum. When making purchases to an existing account, include your fund account number on your check. Investments of $500,000 or more must be made via Federal Fund wire.

BY MONEY LINE
With our Money Line program, you can invest in a FI fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account. You can invest up to $50,000 a month through Money Line.

You select the payment amount and frequency that is best for you (bi-weekly, semi-monthly, monthly, quarterly, semi-annually, or annually).

The Money Line investment date you select is the date on which shares will be purchased. If the investment date falls on a weekend or holiday shares will be purchased on the next Business Day. The proceeds must be available in your bank account two business days prior to the investment date.

HOW TO APPLY FOR MONEY LINE:

1: Complete the Electronic Funds Transfer ("EFT") section of the application and provide complete bank account information. Attach a voided check or account statement. A signature guarantee of all shareholders and bank account owners is required. Please allow at least 10 business days for initial processing.

2: Complete the Money Line section of the application to specify the amount, frequency and beginning date of the investments.

3:  Submit the paperwork to your registered representative or:

For Express Mail, send it to:
      Administrative Data Management Corp.
      581 Main Street
      Woodbridge, NJ 07095-1198

For Regular Mail, send it to:
      Administrative Data Management Corp.
      P.O. Box 5198
      Woodbridge, NJ 07095-0916

HOW TO CHANGE A MONEY LINE:

To change investment amounts, reallocate or cancel Money Line, you must notify us at least 3 Business Days prior to the investment date.

Provided you have telephone privileges, certain changes may be made by calling Shareholder Services at 1 (800) 423-4026. You may:
- Change the date or frequency of the Money Line debit.
- Reallocate Money Line to a new or existing account with the same registration.
- Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided the bank and fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and fund account registrations are different.
- Decrease the payment to the minimum amount of $50 per month.
- Discontinue the service.

For all other changes, you must submit a signature guaranteed written request to Administrative Data Management Corp. To change from one bank to another or change your bank account number you must also send a new Money Line application, voided check or account statement and allow at least 10 days for the change to become effective.

A medallion signature guarantee (see "When Signature Guarantees are Required") is required to increase a Money Line payment by $25,000 or more. Money Line service will be suspended upon notification that all account owners are deceased.

BY AUTOMATIC PAYROLL INVESTMENT
With our Automatic Payroll Investment service ("API") you can systematically purchase shares by payroll deduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

How To Apply for API:

1:  Complete an API Application.

2:  Complete an API Authorization Form.

3: Complete the government's Direct Deposit Sign-up Form if you are receiving a government payment.

4:  Submit the paperwork to your registered representative or:

For Express Mail, send it to:
      Administrative Data Management Corp.
      581 Main Street
      Woodbridge, NJ 07095-1198

For Regular Mail, send it to:
      Administrative Data Management Corp.
      P.O. Box 5198
      Woodbridge, NJ 07095-0916

BY FEDERAL FUNDS WIRE TRANSFER
You may purchase shares via a Federal Funds wire transfer from your bank account into your existing First Investors Fund accounts. Investments of $500,000 or more must be purchased by a Federal Funds wire.

To wire funds to an existing First Investors Fund account, you must provide us with the wire confirmation number, amount of the wire, and the existing account number(s) to be credited. Instruct your bank to wire your investment, as applicable, to:

Cash Management Fund - Class A
Bank of New York
ABA #021000018
FI Cash Mgmt. Account 8900005696
For Further Credit To:  Your Name

Your First Investors Account #

Tax-Exempt Money Market Fund - Class A
Bank of New York
ABA #021000018
FI Tax Exempt Account 8900023198
For Further Credit To: Your Name
Your First Investors Account #

All other existing FI Fund accounts: FI Fund (specify fund name & class of shares) First Investors Federal Savings Bank
ABA# 221272604
Credit: FST Investors FED
Account # 03060000142
For Further Credit To: Your Name
Your First Investors Account #

If we receive a wire and we have not received all of the above noted information, your purchase will not occur until we receive the required information.

SPECIAL RULES FOR MONEY MARKET WIRE PURCHASES

If you notify us that we will be receiving a Federal Funds wire transfer prior to 12:00 p.m., ET, and we in fact receive the wire prior to 12:00 p.m., ET, your shares will start earning dividends the same day (see, "Dividends and Distributions"). To notify us, you must call 1-800-423-4026 and provide the Federal Funds wire reference number and the amount of the wire.

BY DISTRIBUTION CROSS-INVESTMENT
You can invest the dividends and capital gains from one fund account, excluding the money market funds, into another fund account in the same class of shares. The shares will be purchased at the net asset value on the Business Day after the record date of the distribution.

- You must invest at least $50 a month or $600 a year into a new fund account.
- A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

BY SYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS
You can invest Systematic Withdrawal Plan payments (see "How to Sell Shares") from one fund account in shares of another fund account in the same class of shares.

- Payments are invested without a sales charge.
- A signature guarantee is required if the ownership on both accounts is not identical.
- Both accounts must be in the same class of shares.
- You must invest at least $600 a year if into a new fund account.
- You can invest on a monthly, quarterly, semi-annual, or annual basis.

Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

CHOOSING BETWEEN SHARE CLASSES
All FI Funds are available in Class A and Class B shares. It's very important to specify which class of shares you wish to purchase when you open a new account. All First Investors account applications have a place to designate your selection. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share distribution cross-investment.

Each class of shares has its own cost structure. Class A shares have a front-end sales charge. Class B shares may have a contingent deferred sales charge ("CDSC"). While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. As a result, different classes of shares in the same fund generally have different prices. The principal advantages of Class A shares are that they have lower overall expenses, quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or over time. Your registered representative can help you decide which class of shares is best for you.

CLASS A SHARES
When you buy Class A shares, you pay the offering price - the net asset value of the fund plus a front-end sales charge. The front-end sales charge declines with larger investments.

      CLASS A SALES CHARGES

--------------------------------------------------------------------------------
                                      AS A % OF             AS A % OF YOUR
      YOUR INVESTMENT                OFFERING PRICE         INVESTMENT
      less than $100,000                5.75%                 6.10%
      $100,000 - $249,999               4.50%                 4.71%
      $250,000 - $499,999               3.50%                 3.63%
      $500,000 - $999,999               2.50%                 2.56%
      $1,000,000 or more                   0%*                   0%*


   * If you invest $1,000,000 or more you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a contingent deferred sales charge ("CDSC") of 1.00%.
--------------------------------------------------------------------------------

If you qualify for one of the sales charge reductions or waivers, it is very important to let us know at the time you place your order. Include a written statement with your check explaining which privilege applies. If you do not include this statement we cannot guarantee that you will receive the reduction or waiver.

CLASS A SHARES MAY BE PURCHASED WITHOUT A SALES CHARGE:

1: By an officer, trustee, director, or employee of the Fund, the Fund's adviser or subadviser, FI, or any affiliates of FI, or by his/her spouse, child (under age 21) or grandchild (under age 21).

2: By a former FI associate or his/her spouse, child or grandchild (under age
21) provided the person worked for the company for at least 5 years and retired or terminated employment in good standing.

3: By a FI registered representative or an authorized dealer, or by his/her spouse, child (under age 21) or grandchild (under age 21).

4: When Class A share fund dividends and distributions are reinvested in Class A shares.

5: When Class A share Systematic Withdrawal Plan payments are automatically reinvested in Class A shares (except for certain payments from money market accounts which may be subject to a sales charge).

6: When qualified retirement plan loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract or First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.

8: When dividends (at least $50 a year) from a First Investors Life Insurance Company policy are invested into an existing account.

9: When a group qualified plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

10: With distribution proceeds from a First Investors group qualified plan account into an IRA.

11: By a group qualified plan with 100 or more eligible employees or $1,000,000 or more in assets.

12:  In amounts of $1 million or more.

13: By individuals under a Letter of Intent or Cumulative Purchase Privilege of $1 million or more.

14: When an Education Savings Account ("ESA") is opened with the proceeds from another ESA which was subject to a sales charge or CDSC.

FOR ITEMS 9 THROUGH 14 ABOVE: A CDSC OF 1.00% WILL BE DEDUCTED IF SHARES ARE REDEEMED WITHIN 2 YEARS OF PURCHASE.

SALES CHARGES ON CLASS A SHARES MAY BE REDUCED FOR:

1: Group qualified retirement plans which have made special arrangements with First Investors for a sales charge discount.

2: Unit trust holders ("unitholders") whose trust sponsors have made special arrangements with First Investors for a sales charge discount.

3: 403(b)(7) accounts of clients whose employers have made special arrangements with First Investors for a sales charge discount.

4: Clients of unaffiliated broker-dealers who have made prior special arrangements with First Investors for a sales charge discount.

CUMULATIVE PURCHASE PRIVILEGE:

The Cumulative Purchase Privilege lets you add the values of all of your existing FI Fund accounts (except for amounts that have been invested directly in Cash Management or Tax Exempt Money Market accounts on which no sales charge was previously imposed) to the amount of your next Class A share investment in determining whether you are entitled to a sales charge discount. While sales charge discounts are available only on Class A shares, we will also include any Class B shares you may own in determining whether you have achieved a discount level. For example, if the combined current value of your existing FI Fund accounts is $100,000 (measured by offering price), your next purchase will be eligible for a sales charge discount at the $100,000 level. Cumulative Purchase discounts are applied to purchases as indicated in the first column of the Class A Sales Charge table.

All your accounts registered with the same social security number will be linked together under the Cumulative Purchase Privilege. Your spouse's accounts and custodial accounts held for minor children residing at your home can also be linked to your accounts upon request.

-Conservator accounts are linked to the social security number of the ward, not the conservator.

-Sole proprietorship accounts are linked to personal/family accounts only if the account is registered with a social security number, not an employer identification number ("EIN").

-Testamentary trusts and living trusts may be linked to other accounts registered under the same trust EIN, but not to the personal accounts of the trustee(s).

 -Estate accounts may only be linked to other accounts registered under the same EIN of the estate or social security number of the decedent.

 -Church and religious organizations may link accounts to others registered with the same EIN but not to the personal accounts of any member.

LETTER OF INTENT:

A Letter of Intent ("LOI") lets you purchase Class A shares at a discounted sales charge level even though you do not yet have sufficient investments to qualify for that discount level. An LOI is a nonbinding commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. Under an LOI, you can reduce the initial sales charge on Class A share purchases based on the total amount you agree to invest in both Class A and Class B shares during the 13 month period.

Purchases made 90 days before the date of the LOI may be included, in which case the 13 month period begins on the date of the first purchase. Your LOI can be amended in two ways. First, you may file an amended LOI to raise or lower the LOI amount during the 13 month period. Second, your LOI will be automatically amended if you invest more than your LOI amount during the 13 month period and qualify for an additional sales charge reduction. Amounts invested in the Cash Management or Tax Exempt Money Market Funds are not counted toward an LOI.

By purchasing under an LOI, you acknowledge and agree to the following:

-You authorize First Investors to reserve 5% of your total intended investment in shares held in escrow in your name until the LOI is completed.

-First Investors is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event you do not fulfill the LOI.

-Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

CLASS B SHARES
Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within 6 years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a 6-year period, as shown in the chart below.

      CLASS B SALES CHARGES
      --------------------------------------------------------------------------
      YEAR OF REDEMPTION           CDSC AS A PERCENTAGE OF PURCHASE OR
                                           NAV AT REDEMPTION
      Within the 1st or 2nd year                  4%
      Within the 3rd or 4th year                  3%
      In the 5th year                             2%
      In the 6th year                             1%
      Within the 7th year and 8th year            0

SALES CHARGE REDUCTIONS ON CLASS B SHARES:

If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

FIRST-Class B shares representing dividends and capital gains that are not subject to a CDSC.

SECOND-Class B shares held more than six years which are not subject to a CDSC.

THIRD-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.


SALES CHARGE WAIVERS ON CLASS B SHARES:
The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2: Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts the death of the last surviving joint owner), provided that the shares were purchased prior to the death or disability and the redemptions are made within one year of death or disability. Proof of death or disability is required.

3:  Distributions from employee benefit plans due to plan termination.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Required Minimum Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Shares redeemed from advisory accounts managed by or held by the Fund's investment advisor or any of its affiliates.

8:  Tax-free returns of excess contributions from employee benefit plans.

9: Redemptions of non-retirement shares purchased with proceeds from the sale of shares of another fund group between April 29, 1996 and June 30, 1996 that did not pay a sales charge (other than money market fund accounts or retirement plan accounts).

10:  Redemptions by the Fund when the account falls below the minimum.

11:  Redemptions to pay account fees.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

CONVERSION TO CLASS A SHARES:

Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after 8 years, reducing future annual expenses.

1: Conversions will be made into existing Class A share fund accounts provided the accounts have identical ownership and the same broker-dealer. If you do not own an identically registered Class A share fund account with the same broker-dealer, a new Class A share fund account will be established.

2: All automated payments including Money Line, Automatic Payroll Investment, and other regularly scheduled retirement investment programs, will continue to be invested into the Class B share fund account after the initial conversion.

3: Systematic withdrawal programs and required minimum distributions will continue to redeem shares from the Class B share fund account after the initial conversion provided there are a sufficient number of shares. If the Class B share account has insufficient shares to satisfy a scheduled distribution, ADM will contact the shareholder for further instruction. The automated redemption programs will move to Class A share fund accounts if the conversion closes the Class B share fund account.

4: If dividends and/or capital gains from a Class B share fund account are cross-reinvested into another Class B share fund, the service will remain in effect after the conversion provided shares remain in the source account. The cross-reinvestment option will not automatically move to Class A share fund accounts. Dividends and capital gains earned on Class A shares purchased as a result of the conversion will be reinvested.

5: Duplicate statements and secondary addresses (for checks), if any, that have been authorized on Class B share fund accounts will also be assigned to the new Class A share fund accounts.

MINIMUM INITIAL INVESTMENT REQUIREMENTS
Your initial investment in a non-retirement or ESA fund account may be as little as $1,000. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion. These minimums are waived if you use one of our Automatic Investment Programs (see "Paying for Your Order") or if you open a Fund account through a full exchange from another FI Fund.

ADDITIONAL INVESTMENTS
Once you have established an account, you generally can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing fund accounts. Remember to include your FI Fund account number on your check made payable to First Investors Corporation.

For Express Mail, send checks to:
First Investors Corporation
Attn: Dept. CP
581 Main Street
Woodbridge, NJ 07095-1198

For Regular Mail, send checks to:
First Investors Corporation
Attn: Dept. CP
P.O. Box 5198
Woodbridge, NJ 07095-0916

HOW TO SELL SHARES

You can sell your shares on any Business Day. In the mutual fund industry, a sale is referred to as a "redemption." If your redemption request is received in "good order" at our Woodbridge, NJ office prior to the close of trading on the NYSE, you will receive that day's price. If you redeem through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements.

Payment of redemption proceeds generally will be made within seven days of receipt of your order. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to 15 days from the date of purchase. Unless you have declined Telephone Privileges, most non-retirement account redemptions can be made by phone by you or your registered representative. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least 15 days.

Redemptions of shares are not subject to the 15 day verification period if the shares were purchased via:

-Automatic Payroll Investment.
-FIC registered representative payroll checks.
-Checks issued by First Investors Life Insurance Company, FIC or ADM. -Federal funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares. There are special procedures to redeem shares held in a First Investors retirement plan account. If your employer is the trustee or plan administrator of your retirement account, your employer must submit the request on your behalf. Please call 1(800) 423-4026 for a distribution request form to avoid any delay in processing your request.


WRITTEN REDEMPTIONS
You can write a letter of instruction or contact your registered representative for a liquidation request form. A written liquidation request will be processed when received in our Woodbridge, NJ office provided it is in good order. Good order must include:

1:  The name of the fund;
2:  Your account number;
3: The dollar amount, number of shares or percentage of the account you want to redeem;
4: Share certificates (if they were issued to you);
5: Original signatures of all owners exactly as your account is registered; and

6: Signature guarantees, if required (see "When Signature Guarantees are Required").

Shares purchased by check or electronic funds transfer that you have owned for less than 15 days may only be redeemed by written request. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we will also require a Letter of Acceptance from the successor custodian before we effect the redemption.

For your protection, the Fund reserves the right to require additional supporting legal documentation.

For Express Mail, send written redemption requests to:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

For Regular Mail, send written redemption requests to:

Administrative Data Management Corp.
P.O. Box 5198
Woodbridge, NJ 07095-0916

If your redemption request is not in good order or information is missing, the Transfer Agent will seek additional information and process the redemption on the Business Day it receives such information.

TELEPHONE REDEMPTIONS
You, or any person we believe is authorized to act on your behalf, may redeem shares held in a non-retirement account which have been owned for at least 15 days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., ET, on any Business Day provided:

-Telephone privileges are available for your account registration and you have not declined telephone privileges (see "Telephone Privileges");

-You do not hold share certificates (issued shares);

-The redemption is made payable to the registered owner(s) or electronically transferred by Federal Funds wire transfer or ACH to a pre-designated account;

-The redemption amount is $50,000 or less; and

-The redemption amount, combined with the amount of all telephone redemptions made within the previous 30 days does not exceed $100,000 per fund account.

Telephone redemptions will not be honored if your address has been changed within 60 days unless the address change request was signed by all shareholders and signature guaranteed.

If your telephone redemption order is received before 4:00 p.m., ET, it will be processed the same day. If it is received between 4:00 to 5:00 p.m., ET, will be processed on the following Business Day.

ELECTRONIC FUNDS TRANSFER REDEMPTIONS
Electronic Funds Transfer ("EFT") redemptions allow you to redeem shares and electronically transfer proceeds to your bank account.

YOU MUST ENROLL IN THE ELECTRONIC FUNDS TRANSFER SERVICE AND PROVIDE COMPLETE BANK ACCOUNT INFORMATION BEFORE USING THE PRIVILEGE. Signature guarantees of all shareholders and all bank account owners are required. Please allow at least 10 business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application.

You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least 15 days. Each EFT redemption:

1: Must be electronically transferred to your pre-designated bank account;
2: Must be at least $500;
3: Cannot exceed $50,000; and
4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous 30 days.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see "Money Line") and transfer systematic withdrawal payments (see "Systematic Withdrawal Plan Payment Investments") and dividend distributions to your bank account.

SYSTEMATIC WITHDRAWALS
Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. Your payments can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment Investment service (see "Paying for Your Order - Systematic Withdrawal Plan Payment Investments").

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals. The redemption of shares in connection with a systematic withdrawal plan will also generally result in a gain or loss for tax purposes.

You should avoid making investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC. If you own Class B shares in a retirement account and if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than 3 years.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

EXPEDITED WIRE REDEMPTIONS
(CLASS A MONEY MARKET FUNDS ONLY)
Enroll in our Expedited Redemption service to wire proceeds via Federal Funds from your Class A FI money market account to your bank account. Shares must be owned for at least 15 days to be eligible for expedited redemption. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m., ET, on a Business Day, to be processed the same day. Wire redemption requests received after 12:00 p.m., ET, will be processed the following Business Day.

-Each wire under $5,000 is subject to a $15 fee.
-Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15.
-Wires must be directed to your predesignated bank account.

MONEY MARKET DRAFT CHECK REDEMPTIONS  (CLASS A SHARES ONLY)

Free draft check writing privileges are available for First Investors Cash Management Fund and First Investors Tax Exempt Money Market Fund non-retirement account owners who maintain a minimum balance of $1,000. We will not issue draft checks if your account balance is less than $1,000. Each check drawn on an account with a balance of less than $1,000 will be subject to a $10 processing fee which is deducted when the check is paid. Shares purchased by check or by electronic funds transfer that you have owned for less than 15 days are not included in your available balance. It is your responsibility to ensure that your available balance covers the amount of your draft check and any applicable fees including a possible contingent deferred sales charge (CDSC) since, if there are insufficient shares, your redemption check will be returned through banking channels marked "insufficient funds" and may also be subject to fees imposed by your depository bank.

Daily dividends are earned on shares of the First Investors Cash Management Fund and First Investors Tax Exempt Money Market Fund shares until a draft check clears against them. Because the Funds accrue daily dividends, you may not redeem your account in its entirety by writing a draft check. Draft checks are subject to the rules and regulations of the Custodian covering checking accounts. We will return your canceled draft checks once a month. Neither the Funds nor the Custodian can certify or directly cash a draft check.

Draft checks are not available for:

1.    retirement accounts;

2.    Super Checking accounts;

3.    Class B share fund accounts;

Please notify us immediately if your draft checks are lost or stolen. "Stop payment" requests must be directed to Administrative Data Management Corp. However, there is no guarantee that a "stop payment" request will stop the payment of the draft check.


Complete the Money Market Check Redemption section of the account application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026. Additional documentation is required to establish draft check writing privileges for trusts, corporations, partnerships, and other entities. Call Shareholder Services for further information.

THE FUNDS BEAR ALL EXPENSES RELATING TO THE MONEY MARKET DRAFT CHECK REDEMPTION PRIVILEGE. WE RESERVE THE RIGHT TO AMEND OR TERMINATE THE PRIVILEGE AT ANY TIME.

SUPER CHECKING PROGRAM

Class A shareholders may establish Super Checking. Super Checking links your Fund account with a non-interest bearing checking account at First Investors Federal Savings Bank ("FFS"), an affiliates of the Funds. Each day, each Fund automatically "sweeps" or transfers funds to your FFS account to cover your withdrawals, in increments of $100 ($1,000 for Business Super Checking) to maintain a balance of $1,000 ($3,000 in Business Super Checking). FFS will accept deposits into the FFS account only by an electronic direct deposit, a federal funds wire transfer or by "sweep" from your Fund account. You will receive a consolidated monthly reconciliation statement summarizing all transactions. The Federal Deposit Insurance Corporation ("FDIC") insures your funds in your FFS account up to $100,000. Shares of your Fund are not insured by the FDIC are not obligations of or guaranteed by FFS, and are subject to risk of loss of principal. For more information of the Super Checking Program, see the Super Checking Account and Sweep Agreement or call FFS at 1 (800) 304-7748.

HOW TO EXCHANGE SHARES

Subject to the conditions listed below, you have the right to exchange shares of any First Investors Fund for the shares of the same class of any other First Investors Fund without incurring an additional sales charge. This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change. Since an exchange of fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Read the prospectus of the FI Fund you are purchasing carefully before you exchange into it.

Unless you have declined telephone privileges, you or your representative may be able to exchange shares by phone. Exchanges can also be made by written instructions. Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office.

Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.

EXCHANGE CONDITIONS
There are a number of conditions on the free exchange privilege.

1:  You may only exchange shares within the same class.

2:  Exchanges can only be made into identically owned accounts.

3: Exchanges into a new fund account must meet the new fund's minimum initial investment.

4:  The fund you are exchanging into must be eligible for sale in your state.

5: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

6: If you exchange shares to a new fund account, the dividend and capital gain options will apply to the new fund account as well as the original account if it remains open. If you exchange shares into an existing fund account, the dividend and capital gain options on the existing fund account will remain in effect.

7: If you exchange shares of a fund which are subject to a CDSC (e.g., any Class B shares or Class A shares to be purchased at NAV because the value of your accounts exceeds $1 million), the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares.

8: Since there is no sales charge on Class A share money market fund purchases, you cannot exchange Class A money market fund shares into the shares of another First Investors Fund without incurring a sales charge unless you have already paid a sales charge on the shares (e.g., you purchased a First Investors Fund with a sales charge and exchanged into the money market fund).

9: If you are exchanging shares on which a sales charge was already paid, the dividends earned on those shares are also eligible for the free exchange privilege.

10: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

11: If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

12: If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original fund or the fund you are exchanging into ("receiving fund") or if you want it terminated.

Without specific instructions, we will amend account privileges as outlined below:

                        EXCHANGE          EXCHANGE            EXCHANGE A
                        ALL SHARES TO     ALL SHARES TO       PORTION OF
                        ONE FUND          MULTIPLE            SHARES TO ONE OR
                                          FUNDS               MULTIPLE FUNDS
--------------------------------------------------------------------------------
MONEY LINE              ML moves to       ML stays with       ML stays with
(ML)                    Receiving Fund    Original Fund       Original Fund

AUTOMATIC PAYROLL       API moves to      API is allocated    API stays with
INVESTMENT (API)        Receiving Fund    equally to          Original Fund
                                          Receiving Funds

SYSTEMATIC              SWP moves to      SWP                 SWP stays
WITHDRAWALS             Receiving Fund    Canceled            with Original Fund
(SWP)

403(b)                  403(b) $ moves    403(b) $ stays      403(b) $ stays with
CONTRIBUTIONS           to Receiving      with Original Fund  Original Fund
                        Fund




TELEPHONE EXCHANGES
You can exchange by phone shares of any non-retirement account provided you have telephone privileges (see "Telephone Privileges").

You can also use telephone privileges to exchange shares of any eligible FI fund
(1) within any participant directed FI prototype IRA, 403(b), or 401(k) Simplifier Plan, (2) from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file); and (3) within 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file. Contact your registered representative or call Shareholder Services at 1(800) 423-4026 to obtain a Qualified Retirement Plan Application.

By Phone:         Call Special Services from 9:00 a.m. to 5:00 p.m., ET. Orders
1(800) 342-6221   received after the close of the NYSE, usually 4:00 p.m., ET, are processed the following Business Day.

                  1.    You must have telephone privileges.   (see
                        "Telephone Privileges".)
                  2.    Certificate shares cannot be exchanged by phone.
                  3. For trusts, estates, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call Shareholder Services Department at 1 (800) 423-4026 to determine whether additional documents to are necessary.

WRITTEN EXCHANGES
Written instructions are acceptable for any exchange.

For Express Mail, send to:

Administrative Data Management Corp.
581 Main Street
Woodbridge,  NJ 07095-1198

For Regular Mail, send   1.    Send us written instructions signed by all
to:                      account owners exactly as the account is registered.

Administrative Data      2.    Include the name and account number of your fund.
Management Corp.
P.O. Box 5198            3.    Indicate either the dollar amount, number of
Woodbridge,  NJ          shares or percent of the source account you want to
07095-0916               exchange.

                         4. Specify the existing account number or the name of the new Fund you want to exchange into.

                         5. Include any outstanding share certificates for shares you want to exchange. A signature guarantee is required.

                         6. For trusts, estates, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call Shareholder Services at 1 (800) 423-4026.


WHEN SIGNATURE GUARANTEES ARE REQUIRED

A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP").

A signature guarantor may not amend or limit the scope of the guarantee in any way. The guarantee may not be dated or altered in an attempt to guarantee less than all signatures on a document. The surety bond coverage provided must equal or exceed the amount of the transaction. Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.

Signature guarantees are required:

1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record, pre-authorized bank account, or a major financial institution on your behalf.

4: For redemptions to the address of record when the address of record has changed within 60 days of the request (unless the written address change request was signed by all owners and signature guaranteed).

5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account.

6: When shares are transferred to a new registration.

7: When certificated (issued) shares are redeemed or exchanged.

8: To establish any EFT service.

9: For requests to change the address of record to a P.O. box. The residential street address must also be provided.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address is updated on an account which has been coded "Do Not Mail" because mail has been returned as undeliverable.

14: Any other instance whereby a fund or its transfer agent deems it necessary as a matter of prudence.

STATEMENTS & REPORTS

TRANSACTION CONFIRMATION STATEMENTS
You will receive a confirmation statement immediately after most transactions. These include:

-dealer purchases.
-check investments.
-Federal Funds wire purchases.
-redemptions.
-exchanges.
-transfers.
-systematic withdrawals.

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled quarterly statement.

 A separate confirmation statement is generated for each fund account you own. It provides:

-Your fund account number.
-The date of the transaction.
-A description of the transaction (purchase, redemption, etc.).
-The number of shares bought or sold for the transaction.
-The dollar amount of the transaction.
-The dollar amount of the dividend payment (if applicable).
-The total share balance in the account.
-The dollar amount of any dividends or capital gains paid.
-The number of shares held by you, held for you (including escrow shares), and the total number of shares you own.

The confirmation statement also may provide a perforated investment stub with your preprinted name, registration, and fund account number for future investments.

You should review your confirmation statements carefully. If you fail to notify us of any errors or omissions within 30 days, we will not accept responsibility for any resulting liability.

MASTER ACCOUNT STATEMENTS
If FI is your broker, you will receive a Master Account Statement for all your identically owned First Investors fund accounts on a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance variable annuities or life insurance you may own. Joint accounts registered under your taxpayer identification number and custodial accounts for which you are the custodian will appear on separate Master Account Statements but may be mailed in the same envelope upon request. You may request that the quarterly statements for different customers that reside at the same address be mailed in one envelope by contacting Shareholder Services and ordering a Combined Mailing Authorization Form.

The Master Account Statement provides the following information for each First Investors fund you own:

-fund name.
-fund's current market value.
-total distributions paid year-to-date.



ANNUAL AND SEMI-ANNUAL REPORTS
You will also receive an Annual and a Semi-Annual Report covering each fund that you own. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the fund as well as a detailed accounting of all portfolio holdings. The Annual report will also contain an analysis by the Portfolio Manager of the Fund's performance over the prior year. You will receive one report per household.

DIVIDENDS AND DISTRIBUTIONS

Except as provided below, for funds that declare daily dividends, your shares start earning dividends on the first Business Day following the day of purchase. Your shares continue to earn dividends until, but not including, the next Business Day following the day of redemption.

For First Investors money market fund purchases, if we receive a Federal Funds wire transfer prior to 12:00 p.m., ET, and you have given us the proper notification beforehand (see "Federal Funds Wire Transfer"), your shares start earning dividends on the day of purchase. Redemptions by wire out of the money market funds will not earn dividends on the day of redemption.

The funds pay dividends from net investment income and distribute the accrued earnings to shareholders as noted below:



--------------------------------------------------------------------------------
DIVIDEND PAYMENT SCHEDULE
--------------------------------------------------------------------------------

MONTHLY:                            QUARTERLY:              ANNUALLY (IF ANY):
Cash Management Fund                Blue Chip Fund          All-Cap Growth Fund
Fund for Income                     Growth & Income Fund    Focused Equity Fund
Government Fund                     Total Return Fund       Global Fund
Insured Intermediate Tax Exempt     Value Fund              Mid-Cap Opportunity Fund
Insured Tax Exempt Fund                                     Special Situations Fund
Insured Tax Exempt Fund II
Investment Grade Fund
Single State Insured Tax Free Funds
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund

--------------------------------------------------------------------------------


Capital gains distributions, if any, are paid annually, usually near the end of the fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.

Dividends or capital gains distributions are automatically reinvested to purchase additional fund shares unless otherwise instructed. Dividends and capital gains distributions of less than $10.00 are automatically reinvested to purchase additional fund shares.

If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

There is no advantage to buying a dividend because a fund's net asset value per share is reduced by the amount of the dividend.

TAX FORMS

--------------------------------------------------------------------------------
TAX FORM                          DESCRIPTION                          MAILED BY
--------------------------------------------------------------------------------
1099-DIV*     Consolidated report lists all taxable dividend and      January 31
              capital gains distributions for all of the shareholder's accounts. Also includes foreign taxes paid and any federal income tax withheld due to backup withholding.

--------------------------------------------------------------------------------
1099-B        Lists proceeds from all redemptions including           January 31
              systematic withdrawals and exchanges. A separate form is issued for each fund account. Includes amount of federal income tax withheld due to backup withholding.

--------------------------------------------------------------------------------
1099-R        Lists taxable distributions from a retirement           January 31
              account. A separate form is issued for each fund account. Includes federal income tax withheld due to IRS withholding requirements.

--------------------------------------------------------------------------------
5498          Provided to shareholders who made an annual IRA             May 31
              contribution or rollover purchase. Also provides the account's fair market value as of the last business day of the tax year. A separate form is issued for each fund account.

--------------------------------------------------------------------------------
1042-S        Provided to non-resident alien shareholders to            March 15
              report the amount of fund dividends paid and the amount of federal taxes withheld. A separate form is issued for each fund account.

--------------------------------------------------------------------------------
Cost Basis    Uses the "average cost-single category" method to       January 31
Statement     show the cost basis of any shares sold or
              exchanged. Information is provided to assist shareholders in calculating capital gains or losses.
              A separate statement, included with Form 1099-B, is issued for most fund accounts. This statement is not reported to the IRS and does not include money market funds or retirement accounts.

--------------------------------------------------------------------------------

Tax Savings   Consolidated report lists all amounts not subject       January 31
Report for    to federal, state and local income tax for all the
Non-Taxable   shareholder's accounts. Also includes any amounts
Income        subject to alternative minimum tax. Not reported to
              the IRS.

--------------------------------------------------------------------------------
Tax Savings   Provides the percentage of income paid by each fund     January 31
Summary       that may be exempt from state income tax.   Not
              reported to the IRS.
--------------------------------------------------------------------------------

* The IRS does not require investment companies to issue Form 1099-DIV to report taxable dividend and capital gain distributions of less than $10 per fund account, unless the account is subject to IRS imposed backup withholding tax.

OTHER POLICIES

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS
A fund reserves the right to reject or restrict any specific purchase or exchange request if the fund determines that doing so is in the best interest of the fund and its shareholders. Investments in a fund are designed for long-term purposes and are not intended to provide a vehicle for short-term market timing. The funds also reserve the right to reject any exchange that in the funds' opinion is part of a market timing strategy. In the event a fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

SHARE CERTIFICATES
Every time you make a purchase of Class A shares, we will credit shares to your fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, or any shares in retirement accounts.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

Certificates can only be issued in the name of the accountholder(s).

TRANSFERRING OWNERSHIP OF SHARES
A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same fund. You can transfer your shares at any time. Partial transfers must meet the minimum initial investment requirement of the fund.

To transfer shares, submit a letter of instruction including:

-     Your account number.
-     Dollar amount, percentage, or number of shares to be transferred.
-     Existing account number receiving the shares (if any).

- The name, address, date of birth, taxpayer identification number and such other information as may be required by law of each customer receiving the shares.
- The signature of each account owner requesting the transfer with signature guarantee(s).

If FI is your broker-dealer, we will request that the transferee complete a MAA to establish a brokerage account with FI and certify his or her social security number to avoid back-up withholding. If the transferee declines to complete a MAA, all transactions in the account must be on an unsolicited basis and the account will be so coded. Furthermore, a W-9 Form will be required to certify the taxpayer identification number.

Depending upon your account registration, additional documentation may be required to transfer shares. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1
(800) 423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your tax advisor before initiating a transfer.

HOUSEHOLDING OF DISCLOSURE DOCUMENTS
It is our policy to send only one copy of the fund's prospectus, annual report, and semi-annual report to all family members who reside in the same household. This reduces fund expenses, which benefits you and other shareholders.

We will continue to "household" these disclosure documents for you as long as you remain a shareholder, unless you tell us otherwise. If you do not want us to household these documents, simply call us at 1(800) 423-4026 and let us know. We will begin sending you individual copies of prospectuses, annual and semi-annual reports within 30 days of receiving your request.

RETURNED MAIL
If mail is returned to the fund marked undeliverable by the U.S. Postal Service with no forwarding address after two consecutive mailings, and the fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information. Telephone privileges will also be discontinued.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see "When Signature Guarantees Are Required"). Additional requirements may apply for certain accounts. Call Shareholder Services at 1
(800) 423-4026 for more information.

Returned dividend checks and other distributions will be reinvested in the fund when an account's status has been changed to "Do Not Mail." No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your fund shares may be turned over in accordance with state laws governing abandoned property.

Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The fund may deduct the costs associated with the search from your account.

REINSTATEMENT PRIVILEGE
If you sell some or all of your Class A or Class B shares, you may be entitled to invest all or a portion of the proceeds in the same class of shares of a FI fund within six months of the redemption without a sales charge. You must notify us that you are eligible for this privilege.

Whether you are reactivating a closed account, opening a new account, or your investment is in Class A or Class B shares, the payment must meet the Fund's minimum investment amount (generally $1,000).

Shares redeemed under our Systematic Withdrawal Plan are not eligible for reinstatement at NAV. Automated purchases may not be used to buy shares under the reinstatement privilege.

If you are reinstating all the proceeds from a Class B share redemption, you will be credited, in additional shares, for the full amount of the CDSC. If you are reinstating a portion of a Class B share redemption, you will be credited with a pro-rated percentage of the CDSC.

YOUR PRIVACY
We use the strictest standards to safeguard your information. We obtain information from you that is necessary to make suitable investment recommendations for you, such as your occupation, age, financial resources, investment experience and objectives. We also keep track of the investments you make through us. If you purchase insurance, we also obtain information concerning your medical history, credit history, and driving record. We use your information only to process transactions that you have authorized, and to service your account. We do not disclose your information to any third party, except as permitted by law. We restrict access to your information to those persons who need to know it. We also maintain physical, electronic, and procedural measures to ensure that unauthorized persons do not obtain access to your information.

REDEMPTIONS-IN-KIND
If a Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash.

HOW TO COMMUNICATE WITH US

OUR SHAREHOLDER SERVICES DEPARTMENT
1 (800) 423-4026

Call our toll-free Shareholder Service line 24 hours a day for procedures, fund information, fund prices and for recent account transactions. To speak to a shareholder services representative, please call Monday through Friday between the hours of 9:00 a.m. and 6:00 p.m., ET.

CALL US TO UPDATE OR CORRECT YOUR:

o Address or phone number. For security purposes, the Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address.
o     Birth date (important for retirement distributions).
o Distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends (non-retirement accounts only).

CALL US TO REQUEST:
o Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only).
o     A stop payment on a dividend, redemption or money market draft check.
o     Suspension (up to six months) or cancellation of Money Line.
o     A duplicate copy of a statement, cancelled check or tax form.

      CANCELLED CHECK FEE:     $10 fee for a copy of a cancelled
                               dividend, liquidation, or
                               investment check.
                               $15 fee for a copy of a cancelled money market draft check.

      DUPLICATE TAX FORM FEES: Current Year      Free
                               Prior Year(s)     $7.50 per tax form per year.

o           Cancellation of cross-reinvestment of dividends.
o A history of your account (the fee can be debited from your non-retirement account).

            Fees: 1974 - 1982*                  $10 per year fee
                  1983 - present                $5 total fee for all years
                  Current & Two Prior Years     Free

            *Account histories are not available prior to 1974.

PROVIDED YOU HAVE TELEPHONE PRIVILEGES, YOU CAN ALSO CALL US TO:

      Increase your total Money Line payment by a maximum of $3,600 per year using any frequency provided bank and fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and fund account registrations differ.

      o Change the allocation of your Money Line or Automatic Payroll Investment payment.
      o Change the amount of your Systematic Withdrawal payment on non-retirement accounts.
      o Request a share certificate to be mailed to your address of record (non-retirement accounts only).
      o Request money market fund draft checks (non-retirement accounts only) provided your account balance is at least $1,000. Additional written documentation may be required for certain registrations.

E-MAIL
You can e-mail service related inquiries to our transfer agent, Administrative Data Management Corp., at admcust@firstinvestors.com with general account inquiries such as:
      o     Literature on our funds and services.
      o Prospectus, annual report, and Statements of Additional Information requests.
      o     Check copy requests.
      o     Duplicate statement requests.
      o     Procedural inquiries.
      o     Account research.

E-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders. First Investors will not honor trades or address change requests e-mailed to admcust@firstinvestors.com, or any other e-mail address.

WEB ACCESS
You can access your account and a wealth of other company information at your convenience - 24 hours a day, 7 days a week- through our Web site at www.firstinvestors.com. Our Web site allows you to:

      o     Review your current account balance.

      o View recent current and prior year transactions, such as investments and redemptions.
      o Access your most recent Quarterly Master Account Statement after you have obtained a password. See below for how to obtain a password.

      o     Check fund prices.
      o     Verify that money market checks have cleared.
      o     Download fund prospectuses and the current Shareholders Manual.
      o     Acquaint yourself with our range of client services.
      o     Explore career opportunities.
      o Download educational articles on a variety of investment-related issues.
      o     Review fund descriptions and top 10 portfolio holdings.
      o     Review fund performance and portfolio management.

To begin enjoying these benefits, follow the directions below:

      o Visit our Web site at www.firstinvestors.com or call us at 1 (800) 423-4026 to request web access.
      o     From the home page, select Your Account.
      o     Click on Request Password.
      o Enter your full "Master Account Number" or full "Account Number" and the last four digits of your "Taxpayer Identification Number" (i.e., your Social Security number or Employee ID number), then click on Submit.
      o Within 3 to 5 business days of your request, we will send a User Name and Password to the address of record. Safeguard this information carefully as it will allow access to your First Investors accounts.
      o After receiving your User Name and Password, visit our Web site and select the Your Account section. Then click on the Your Account button.
      o Enter the User Name and Password that we provided. Click on Submit. Next, enter a new Password that is meaningful to you and that you'll remember. You may want to write it down and keep it in a safe place.
      o     Now, feel free to access your accounts at any time!

First Investors does not accept orders for transactions via our Web site. For trusts, estates, attorney-in-fact, corporations, partnerships, and other entities, additional documentation is required to permit web access. Call Shareholder Services at 1(800) 423-4026 for assistance.

                             [FIRST INVESTORS LOGO]



         PRINCIPAL UNDERWRITER                       TRANSFER AGENT
      First Investors Corporation         Administrative Data Management Corp.
             95 Wall Street                          581 Main Street
           New York, NY 10005                     Woodbridge, NJ 07095
             1-212-858-8000                          1-800-423-4026







SHARMAN  REV 12/31/02

                   STATEMENT OF ADDITIONAL INFORMATION PART II

                             DATED DECEMBER 31, 2002


Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Family of Funds, except as otherwise indicated. The First Investors Family of Funds (or "First Investors Funds") consist of fourteen
(14) registered investment companies: First Investors Cash Management Fund, Inc., First Investors Fund for Income, Inc., First Investors Global Fund, Inc., First Investors Government Fund, Inc., First Investors Insured Tax Exempt Fund, Inc., First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors New York Insured Tax Free Fund, Inc., First Investors Series Fund, First Investors Series Fund II, Inc., First Investors Special Bond Fund, Inc., First Investors Tax-Exempt Money Market Fund, Inc., First Investors U.S. Government Plus Fund and Executive Investors Trust. The term "Fund" as used herein shall also include each individual series of each Fund, except as otherwise indicated.






                           TABLE OF CONTENTS - PART II
                           ---------------------------

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS...............................2
  I.    Debt Securities.......................................................2
  II.   Equity Securities.....................................................6
  III.  Foreign Securities Exposure...........................................7
  IV.   Restricted and Illiquid Securities....................................9
  V.    When-issued Securities................................................9
  VI.   Standby Commitments...................................................9
  VII.  Futures and Options..................................................10
  VIII. Repurchase Agreements................................................14
  IX.   Temporary Borrowing..................................................14
  X.    Temporary Defensive Investments......................................14
PORTFOLIO TURNOVER...........................................................14
MANAGEMENT OF THE FUNDS......................................................15
RESPONSIBILITIES OF THE BOARD OF THE FUNDS...................................16
BOARD CONSIDERATION OF ADVISORY AGREEMENTS...................................16
UNDERWRITER AND DEALERS......................................................16
DISTRIBUTION PLANS...........................................................18
DETERMINATION OF NET ASSET VALUE.............................................19
ALLOCATION OF PORTFOLIO BROKERAGE............................................20
PERFORMANCE INFORMATION AND ADVERTISING......................................21
CREDIT RATINGS INFORMATION...................................................26
GENERAL INFORMATION..........................................................30

                 DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS


      The following are descriptions of investment strategies that are used by one or more of the Funds within the First Investors family of Funds, as well as the risks of those strategies. To determine which strategies are used by a particular First Investors Fund, you must review the prospectus and Appendices A and B of Part I of this SAI. The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies. Appendix A contains schedules listing the investment strategies that may be used by each Fund covered by the SAI. Appendix B of this SAI describes the investment policies that may limit or restrict the Fund's ability to use certain investment strategies. Thus, references below to "Funds" or a "Fund" refer to those Funds that are authorized to invest in the described securities.

I.    DEBT SECURITIES.

      The Funds may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security increases. This is referred to as interest rate risk. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit or an increase in the price of commodities such as oil.

      The market value of most debt securities is influenced by the credit risks associated with such security. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade or may be unrated. Debt obligations rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P") are considered investment grade. Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as "High Yield Securities." In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations which are rated Baa by Moody's or BBB by S&P have speculative characteristics.

      A. COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS. The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations to finance their current operations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities. Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as Section 3(a)(3) or 4(2). The commercial paper purchased by the Funds may be liquid or illiquid. See "Restricted and Illiquid Securities" for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Funds may be rated or unrated. The commercial paper purchased by the Funds may also take the form of short term promissory notes that are backed by assets, such as credit card and other receivables. See "Other Asset-Backed Securities."

      B. CORPORATE BONDS AND NOTES. The Funds may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities. See "Convertible Debt Securities." The Funds may also invest in debt securities that are accompanied by warrants or rights which are convertible into the issuer's equity securities. The Funds may sell or retain such warrants or rights.

      C. CONVERTIBLE DEBT SECURITIES. The Funds may invest in convertible debt securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer's equity securities.

      D. HIGH YIELD SECURITIES. The Funds may invest in high yield, high risk securities also known as junk bonds ("High Yield Securities"), including securities of companies that are in default or undergoing bankruptcy or reorganization ("Distressed Securities). High yield securities include bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's Ratings Group as well as unrated bonds that are determined by the Funds to be of equivalent quality.

      Debt obligations, including convertible debt securities, rated lower than Baa by Moody's or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

      The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There is frequently less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value.

      The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities are typically traded among a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

      The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

      If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

      A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by a Fund's investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

      E. MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the principal which is part of the regular monthly payments.

      There are three types of interest rate risk associated with mortgage-backed securities. The first is ordinary interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third type of interest rate risk is extension risk. When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.

      Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) are guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation). Guarantees by agencies or instrumentalities of the U.S. Government are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

      F. OTHER ASSET-BACKED SECURITIES. The Funds may invest in other forms of asset-backed securities i.e., in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

      To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

      G. MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are "general obligation" and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general money market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

      Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that some or all of the interest income that a Fund receives from municipal securities might become taxable or be determined to be taxable by the Internal Revenue Service ("IRS"), applicable state tax authorities, or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

      H. U.S. GOVERNMENT SECURITIES. The Funds may invest in all types of U.S. Government Securities. U.S. Government Securities include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation). The range of maturities of U.S. Government Securities is usually three months to thirty years. In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

      The Funds may also invest in separated or divided U.S. Government Securities. These instruments represent a single interest, or principal, payment on a U.S. Government Security which has been separated from all the other interest payments as well as the security itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased. Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. See "Zero Coupon and Pay-In-Kind Securities." These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

      The Funds may also purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

      I. VARIABLE RATE AND FLOATING RATE SECURITIES. The Funds may invest in variable rate and floating rate securities. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

      The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. Where these obligations are not secured by letters of credit or other credit support arrangements, the right of a Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Funds will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

      J. ZERO COUPON AND PAY-IN-KIND SECURITIES. The Funds may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay interest through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned each year on zero coupon securities and the "interest" on pay-in-kind securities must be accounted for by the Fund that holds the securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Each Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

      K. INVERSE FLOATERS. The Funds may invest in securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See "Restricted and Illiquid
Securities" for the risks of illiquid securities. The market value of such securities generally is more volatile than that of a fixed rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

II.   EQUITY SECURITIES

      A. COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS. The Funds may invest in all types of equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks. Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. The Funds may invest in equity securities of foreign companies directly or through depository receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities Exposure" for the additional information on the associated strategies and risks. The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small to medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

      B. SHARES OF OTHER INVESTMENT COMPANIES. The Funds may invest in the shares of other investment companies, including Exchange Traded Funds ("ETFs") that are registered as investment companies. Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See "Shares of Exchange Traded Funds." Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses. A Fund that invests in an investment company or an ETF will bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

      C. SHARES OF EXCHANGE-TRADED FUNDS. ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks. ETFs typically seek to replicate selected indices. The value of an ETF is usually determined by demand for the underlying securities themselves. Although the value of an ETF is related to the ETF's underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value. In addition, a failure to maintain the exchange listing of an ETF's shares and substantial market or other disturbances could adversely affect the value of such securities.

      ETFs may or may not be registered as investment companies depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor's Depository Receipts ("SPDRs"). ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts ("HOLDRs"), generally are not required to register as investment companies under the 1940 Act. Investments in ETFs, whether or not registered or not registered as investment companies, expose the Funds to additional fees.

      D. REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in stocks of real estate investment trusts ("REITs"). Equity REITS invest in income producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. REITs may invest in both real estate and real estate loans.

      Unlike most corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To quality, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income for rents, mortgages, and sales of property. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

      REITs are subject to real estate industry risk. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT's performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of IRS status as a qualified REIT may also affect an individual REIT's performance.

      REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

      REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See "Restricted and Illiquid Securities" for the risks of illiquid securities.

III.  FOREIGN SECURITIES EXPOSURE

      The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or Exchange Traded Funds ("ETFs") (generally "foreign securities"). Investing in foreign securities involves more risk than investing in U.S. securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

      A. DEPOSITORY RECEIPTS. The Funds may invest in securities issued by foreign companies through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

      GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets. Unlike ADRs, GDRs are typically denominated in foreign securities. They may not, however, be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities. For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

      B. FOREIGN SECURITIES TRADED IN THE U.S. The Funds may invest directly in foreign equity or debt securities that are traded in the U.S. Such securities are generally denominated in U.S. dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the U.S. ("Yankee Bonds"). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the U.S., and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See "Restricted and Illiquid Securities" for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the U.S. securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

      C. FOREIGN SECURITIES TRADED IN FOREIGN MARKETS. The Funds may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.

      D. FOREIGN SECURITIES TRADED IN EMERGING MARKETS. The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed.
There are special risks associated with investing in emerging markets in addition to those described above in "Foreign Securities Traded in Foreign Markets." These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

IV.   RESTRICTED AND ILLIQUID SECURITIES

      The Funds may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 ("1933 Act"). Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutionally buyers under exemptions from registration under the 1993 Act, such as Rule 144A, or in subsequent registered offerings.

      Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. The Funds consider restricted securities to be illiquid unless their adviser or subadviser determines that such securities are liquid under policies and procedures that have been approved by the Board of Directors or Trustees of the Funds. The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

      It may be difficult or impossible for the Funds to resell restricted or illiquid securities. As a result, the Funds could suffer losses by investing in such securities. It may also be difficult to value such securities. The Funds could also incur costs (such as registration fees) to resell restricted securities.

V.    WHEN-ISSUED SECURITIES

      The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.


VI.   STANDBY COMMITMENTS.

      The Funds may acquire standby commitments from banks with respect to securities held by the Funds. Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the fund's option. A standby commitment is similar to a put option for a particular security in a Fund's portfolio. Standby commitments acquired by a Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. A Fund's ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

      The Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by the Fund are not added to the computation of the Fund's net asset value and are valued at zero. When the Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for the Fund is not affected by standby commitments.

VII.  FUTURES AND OPTIONS.

      The Funds may use financial futures, options or forward currency contracts as part of their investment strategies. The Funds may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Fund is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of a Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure.

      The Funds may also use forward currency contracts to hedge cash positions during the settlement of transactions involving individual foreign securities and in between such transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.

      The Funds may write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase above the strike prices of the options during the terms of the options. When a Fund writes a covered call option, the Fund is attempting to increase the income it receives by holding the underlying security. However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

      The main risks associated with using these instruments are discussed below. A Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund. Moreover, there can be no assurance that any strategy will succeed. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments may be limited by tax considerations.

      To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including (1) dependence on the Adviser's or Subadviser's, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's or a Subadviser's, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

      No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

      Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Fund to close a position and, in the event of adverse price movements a Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      Successful use by a Fund of futures contracts and related options will in part depend upon the Adviser's or Subadviser's, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies. In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to a Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

      Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

      Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

      Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

      A Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

      Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

      Options on foreign currency futures contracts may involve certain additional risks. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

      To the extent that a Fund enters into futures contracts or options thereon other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the in-the-money amount for options that are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any contracts into which the Fund has entered. This policy does not limit a Fund's assets at risk to 5%.

      A Fund may not write options or purchase or sell futures or forward contracts unless it owns either (1) an offsetting ("covered") position in securities, or other options or futures or forward contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction.

Conversely, in order to terminate its right under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

      The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Adviser's or the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

      Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

      A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities. This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      Index options are settled exclusively in cash. If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

      A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

      The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity date of a forward contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

VIII. REPURCHASE AGREEMENTS.

      The Funds may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities which serve as collateral are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities which are subject to repurchase agreements, however, may have long maturities. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

IX.   TEMPORARY BORROWING.

      The Funds may borrow for temporary or emergency purposes in amounts not exceeding their investment policies. Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.

X.    TEMPORARY DEFENSIVE INVESTMENTS.

      From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. For a description of commercial paper and other short-debt instruments, see "Commercial Paper and Other Short-Term Investments." When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see "Debt Securities", "Commercial Paper and Other Short-Term Investments", and "Foreign Securities Exposure."


                               PORTFOLIO TURNOVER

      Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or Subadviser (as applicable), investment considerations warrant such action.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


                             MANAGEMENT OF THE FUNDS

      Investment advisory services to each Fund are provided by FIMCO ("the Adviser"), pursuant to separate Investment Advisory Agreements (each, an
"Advisory Agreement"). Prior to December 18, 2000, Executive Investors Management Company, Inc. ("EIMCO") served as investment adviser to Insured Tax Exempt Fund II, pursuant to an agreement. FIMCO is a wholly owned subsidiary of First Investors Consolidated Corporation, and its address is 95 Wall Street, New York, NY 10005.

      Pursuant to each Advisory Agreement, FIMCO is responsible for supervising and managing each Funds' investments, determining each Funds' portfolio transactions and supervising all aspects of each Fund's operations, subject to review by the Directors/Trustees. The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

      Each Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Directors/Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

      Under the Advisory Agreements, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI. Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

      FIMCO has an Investment Committee composed of the Chairman, President, and General Counsel of FIMCO, the Investment Compliance Manager, and the portfolio managers of each of the Funds. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

      First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.

      Wellington Management Company, LLP ("WMC") serves as the investment subadviser to the Global, All-Cap Growth, Focused Equity, Life Series Growth, Life Series Focused Equity and Life Series International Funds pursuant to subadvisory agreements ("Subadvisory Agreements"). Under these Subadvisory Agreements, WMC is responsible for managing each Fund's investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying WMC a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund. Each Subadvisory Agreement provides that it will continue for a period or more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Directors voting in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement also provides that it will terminate automatically if assigned or upon their termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the Subadviser upon not more than 60 days' nor less than 30 days' written notice. Each Subadvisory Agreement provides that WMC will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds and the Adviser have adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio mangers and other access persons of the Funds. Subject to certain exemptions, all access persons, except the disinterested Directors/Trustees of the Funds: (a) must have all non-exempt trades in covered securities pre-cleared; (b) are prohibited from trading in covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (c) are prohibited from retaining profits from short-term trading in covered securities; (d) must provide duplicate account statements and confirmations to a compliance officer; and (e) are prohibited from purchasing covered securities in initial public offerings or limited offerings unless a compliance officer determines that there is no actual or apparent conflict among the interests of the access persons and the Funds. Similarly, WMC has adopted a Code of Ethics which governs the personal securities trading and conduct of its portfolio managers and other access persons of its mutual fund clients, including the First Investors Funds. Among other things, WMC Code of Ethics requires its access persons to preclear personal securities transactions prior to execution, it imposes "black out restrictions" on buying or selling securities that are being bought or sold by WMC mutual fund clients, and it requires access persons to file reports of personal securities transactions.


                   RESPONSIBILITIES OF THE BOARD OF THE FUNDS

      There is one common Board of the Funds within the First Investors Family of Funds. The Board plays an important supervisory role with respect to oversight of the management of the Funds. Among other things, the Board is responsible for the annual approval of investment advisory contracts, evaluation of portfolio performance, and the oversight of decisions that have been made by the Adviser and subadviser, as applicable, pursuant to delegated authority.

      The Independent Directors have established an "Independent Directors Committee," which is comprised of all the Independent Directors. (Independent Directors are also referred to as Disinterested Directors.) This Committee elects from its members a chairperson, who serves for a one-year term and until a successor is elected. The Independent Directors Committee is responsible for, among other things, nominating and selecting persons to serve as Independent Directors on the Board, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors, overseeing the Funds' accounting and financial reporting, approving the selection, retention, or termination of auditors, evaluating the independence of the auditors, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, monitoring the performance and independence of legal counsel to Independent Directors, and reviewing all matters that require approval of the Independent Directors under the 1940 Act and the rules thereunder. Presently, the Committee does not consider nominees recommended by shareholders. The Committee met 10 times during the last fiscal year.


                   BOARD CONSIDERATION OF ADVISORY AGREEMENTS

      Each Advisory and Subadvisory Agreement has been approved by the Board of the Funds, including a majority of the Directors/Trustees who are not parties to Funds' Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Directors/Trustees"), in person at a meeting called for such purpose.

      The Board most recently approved the Advisory and Subadvisory Agreements for each of the Funds in the First Investors Family of Funds at its meeting on May 16, 2002. The Independent Directors/Trustees were represented by independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. The Independent Directors/Trustees met separately with their independent legal counsel prior to the formal board meeting to discuss matters relating to their consideration of the Advisory and Subadvisory Agreements.

      The Board reviewed and considered the information provided to it in advance of the meeting in response to the request of the Independent Directors/Trustees, the presentations made by management at the meeting and a variety of factors in approving the Advisory and Subadvisory Agreements for the Funds. The factors considered by the Board included, but were not limited to, the following:

      o The Board considered the nature and quality of services provided by the Funds' investment adviser, FIMCO, and by the subadviser, in the case of Funds that have a subadviser. In this regard, the Board reviewed the qualifications of the key portfolio management, compliance and administrative personnel who provide services to each of the Funds, each Fund's performance for each of the prior five years (or shorter period, if applicable) both on an absolute basis and relative to its Lipper peer group, and each Fund's performance relative to an appropriate index. The Board also considered the steps taken by FIMCO to improve the performance of certain of its Funds, including the hiring of a new Director of Equities, the hiring of a new small-cap portfolio manager, and the addition of an equity analyst.

      o The Board considered the fees and expenses of the Funds, including the fee breakpoint schedules. Among other things, the Board reviewed the advisory fee schedule of the Funds, the advisory fees paid by the Funds, the advisory fees waived by FIMCO (if any), the Fund expenses assumed by FIMCO (if any), the portfolio turnover of the Funds, the net expense ratios of the Funds for the past five years (or shorter period, if applicable), and the average and median net expense ratios of funds within each of the Fund's Lipper peer groups for the past five years (to the extent available). In the cases of Funds that have a subadviser, the Board also considered the subadvisory fees paid by FIMCO to the subadviser.

      o The Board considered FIMCO's profitability from the Advisory Agreements. The Board reviewed a report showing the income received by FIMCO from management fees, a breakdown of the direct and indirect expenses incurred by FIMCO in earning the fees, FIMCO's pre-tax profit without regard to distribution expenses, and FIMCO's pre-tax profit after distribution expenses. The Board also reviewed a five-year analysis of FIMCO's profitability. In the case of Funds that have a subadviser, the Board considered profitability information furnished by the subadviser.

      o The Board considered information from FIMCO relating to potential economies of scale in managing the Funds.

      o The Board considered the nature, quality and costs of the non-investment management services provided, and the incidental or "fall-out" benefits that FIMCO and its affiliates may receive as a result of FIMCO's management of the Funds. Among other things, the Board received information regarding the direct and indirect income received by FIMCO's affiliated broker-dealer, transfer agent, and bank as a result of FIMCO's management of the Funds. The Board also considered detailed information concerning the use of Rule 12b-1 fees paid by the Funds.

      o The Board considered FIMCO's policies with respect to best execution, allocation of brokerage, and soft dollar research. In this regard, the Board reviewed, among other things, the portfolio turnover rate of the Funds and the extent to which brokerage of the funds in the First Investors Fund family is used to acquire research that is used by FIMCO, and the extent to which this may benefit the Funds.

      Based upon the foregoing and other factors, the Board, including the Independent Directors/Trustees, concluded that the continuation of each of the Advisory and Subadvisory Agreements is in the best interests of the applicable Fund and its respective shareholders, and unanimously approved the continuation of each Advisory and Subadvisory Agreement.


                             UNDERWRITER AND DEALERS

      Each Fund except the Life Series Funds has entered into an underwriting agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") which requires the Underwriter to use its best efforts to sell shares of the Funds. The Underwriting Agreement was approved by each Fund's Board, including a majority of the Independent Directors. The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically in the event of its assignment.

      The following table lists the current sales charge with respect to Class A shares of each Fund, except Cash Management Fund and Tax-Exempt Money Market Fund, as well as the amount of the sales charge which is reallowed to dealers selling the shares:

                                   SALES CHARGE AS % OF          CONCESSION TO
                                                  NET AMOUNT     DEALERS AS A %
AMOUNT OF INVESTMENT           OFFERING PRICE      INVESTED    OF OFFERING PRICE
--------------------           --------------      --------    -----------------

Less than $100,000..............    5.75%            6.10%            4.72%
$100,000 but under $250,000.....    4.50             4.71             3.69
$250,000 but under $500,000.....    3.50             3.63             2.87
$500,000 but under $1,000,000...    2.50             2.56             2.05


                               DISTRIBUTION PLANS

      Each Fund except Cash Management Fund and the Life Series Funds, has adopted a separate plan of distribution for each class of its shares pursuant to Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan" and, collectively, "Plans"). Cash Management Fund has adopted a Class B Plan (also a "Plan") only. Under the Plans, each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts. Each Class B Plan is a compensation plan. With respect to the Equity Funds, each Class A Plan is a compensation plan. With respect to the Taxable Bond Funds and the Tax Exempt Funds, each Class A Plan is a reimbursement plan, except for Investment Grade Fund Class A Plan which is a compensation plan and Tax-Exempt Money Market Fund Class A Plan which is a defensive plan.

      Each Plan was approved by the applicable Fund's Board, including a majority of the Independent Directors. Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund's Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Directors of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made. While each Plan is in effect, the selection and nomination of the applicable Fund's Independent Directors will be committed to the discretion of such Independent Directors then in office.

      Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

      In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

      In reporting amounts expended under the Plans to the Directors, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

      Tax-Exempt Money Market Fund has adopted a so-called "defensive" plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act ("Money Market Class A Plan"). No fees are paid by the Fund under this Plan. The Underwriter of the Fund may, at its discretion, pay a fee to certain Dealers for distribution services and administrative support services. These fees (if any) are covered by the Plan only if they are deemed to be paid indirectly by the

Fund. The services covered by the defensive Money Market Class A Plan may include, but shall not be limited to, providing office space, equipment, telephone facilities and various personnel including clerical, supervisory and possibly computer, as is necessary or beneficial to establish and maintain Class A shareholder accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations and addresses and providing such other services as the Fund may reasonably request. The schedules of fees (if any) and the basis upon which such fees will be paid is determined from time to time by the Underwriter.

      The Underwriter has the right to select, in its sole discretion, Dealers to participate in the Money Market Class A Plan and has the right to terminate with or without cause and in its sole discretion any agreement with a Dealer. Any agreement may be terminated, without penalty, at any time, by a vote of a majority of the Independent Directors upon not more than 60 days' written notice to any Dealer, or by vote of a majority of the outstanding Class A voting securities of Tax-Exempt Money Market Fund, or upon notice by the Underwriter.

      Each Fund bears all expenses of its operations other than those assumed by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.


                        DETERMINATION OF NET ASSET VALUE

ALL FUNDS EXCEPT CASH  MANAGEMENT  FUND, LIFE SERIES CASH MANAGEMENT FUND AND
-----------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND.
-----------------------------

      For each Fund, other than the Cash Management Fund, the Life Series Cash Management Fund, and the Tax-Exempt Money Market Fund, the Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund's Board. In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default. Debt obligations with maturities of 60 days or less are valued at amortized cost.

      "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

CASH MANAGEMENT  FUND, LIFE SERIES CASH MANAGEMENT FUND AND TAX-EXEMPT  MONEY
-----------------------------------------------------------------------------
MARKET FUND
-----------

      Each of these Funds values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund's investments, some of which are discussed in each Fund's Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

      Each Fund's Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and does not purchase any instrument with a remaining maturity greater than 13 months, limits portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the Directors determine present minimal credit risks as advised by the Adviser, and complies with certain reporting and recordkeeping procedures. There is no assurance that a constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value per share, the Board will take appropriate action.

EMERGENCY PRICING PROCEDURES FOR ALL FUNDS
------------------------------------------

      Each Fund's Board may suspend the determination of a Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

      In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

      1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

      2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

            (a) In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FIC's Woodbridge offices prior to the close of regular trading on the NYSE; and

            (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

      3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

      4. Notwithstanding the foregoing, on business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.


                        ALLOCATION OF PORTFOLIO BROKERAGE

      The Adviser or Subadviser, as applicable, may purchase or sell portfolio securities on behalf of the Funds in agency or principal transactions. In agency transactions, the Funds generally pay brokerage commissions. In principal transactions, the Funds may pay a dealer commission, "mark-up," or selling concession. In the case of a riskless principal transaction, the Funds may pay a

"commission" if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission. The Funds may purchase certain money market instruments directly from an issuer without paying commissions or discounts.

      In purchasing and selling portfolio securities on behalf of a Fund, the Adviser or Subadviser, as applicable, will seek to obtain best execution. A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a Subadviser, to either the Adviser or Subadviser. Additionally, when directed by the Board, the Adviser or Subadviser, as applicable, also uses dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser or Subadviser and the Fund's Board to analyze a Fund's performance relative to other comparable funds. The Subadviser may use research obtained with commissions to service their other clients.

      In   selecting   the   broker-dealers   to  execute  a  Fund's   portfolio
transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing Fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of a Fund.

      The Adviser may combine transaction orders placed on behalf of a Fund and any other Fund in the First Investors Family of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by each Fund's Board.


                     PERFORMANCE INFORMATION AND ADVERTISING

PERFORMANCE INFORMATION
-----------------------

      A Fund may advertise its total return as discussed below. A Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

            T=[(ERV/P)^(1/n)]-1

      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

            (ERV-P)/P  = TOTAL RETURN

      Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, the Fund will deduct the maximum sales charge of 5.75% (as a percentage of the offering price) from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed on a redemption of

Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                  n
            P(1+T) = ATVD

      An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                  n
            P(1+T) = ATVDR

      Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return information will fluctuate over time and return information for any given past period will not be an indication or representation of future rates of return. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.

      Each Fund may also advertise its yield as discussed below. Yield is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interested earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Fund's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA Certificates, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.

      Tax-equivalent yield during the base period may be presented in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting a Fund's tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal to the Fund's tax-exempt yield.

      To calculate a taxable bond yield which is equivalent to a tax-exempt bond yield (for federal tax purposes), shareholders may use the following formula:

               TAX FREE YIELD
               --------------
            1 - Your Tax Bracket  = Taxable Equivalent Yield

      To calculate a taxable bond yield which is equivalent to a tax-exempt bond yield (for state and federal tax purposes), shareholders may use the following formula:

               TAX FREE YIELD
               --------------
      1 - [[(1-Your Federal Tax Bracket) x State Rate]= Taxable Equivalent Yield
               + Your Federal Tax Bracket]

      The Cash Management Fund, Life Series Cash Management Fund, and Tax-Exempt Money Market Fund may advertise current yield quotations based on its daily dividends. Each Fund declares dividends daily and pays dividends monthly from net investment income.

      For purposes of current yield quotations, dividends per share for a seven-day period are annualized (using a 365-day year basis) and divided by each Fund's average net asset value per share for the seven-day period. The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing a Fund's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

      In addition to providing current yield quotations, each Fund provides effective yield quotations for a base period return of seven days. Each Fund may also advertise yield for periods other than seven days, such as thirty days or twelve months. In such cases, the formula for calculating seven-day effective yield will be used, except that the base period will be thirty days or 365 days rather than seven days. An effective yield quotation is determined by a formula that requires the compounding of the unannualized base period return.
Compounding is computed by adding 1 to the annualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

OTHER INFORMATION
-----------------

      Each Fund may advertise some or all of its holdings and may include in advertisements and sales literature, information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gain distributions in additional shares. These examples may also include hypothetical returns comparing taxable versus tax-deferred growth which would pertain to an IRA, section 403(b)(7) Custodial Account or other qualified retirement program. The examples used will be for illustrative purposes only and are not representations by a Fund of past or future yield or return.

      From time to time, in reports and promotional literature, each Fund may compare its performance to, or cite the historical performance of, Overnight Government repurchase agreements, U.S. Treasury bills, notes and bonds, certificates of deposit, and six-month money market certificates or indices of broad groups of unmanaged securities. In doing so, the reports and literature may refer to sources such as:

      Donoghue's Money Fund Average, a published statistic indicating the performance of money market mutual funds.

      Bank Rate Monitor Index, a published statistic indicating a composite interest rate available through banks on their money market deposit accounts.

      Lipper Analytical Services, Inc. ("Lipper") is a widely-recognized independent service that monitors and ranks the performance of regulated investment companies. The Lipper performance analysis includes the reinvestment of capital gain distributions and income dividends but does not take sales charges into consideration. The method of calculating total return data on indices utilizes actual dividends on ex-dividend dates accumulated for the quarter and reinvested at quarter end.

      Morningstar Mutual Funds ("Morningstar"), a semi-monthly publication of Morningstar, Inc. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the Funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

      Salomon Brothers Inc., "Market Performance," a monthly publication which tracks principal return, total return and yield on the Salomon Brothers Broad Investment-Grade Bond Index and the components of the Index.

      Telerate Systems, Inc., a computer system to which the Adviser subscribes which daily tracks the rates on money market instruments, public corporate debt obligations and public obligations of the U.S. Treasury and agencies of the U.S. Government.

      THE WALL STREET JOURNAL, a daily newspaper publication which lists the yields and current market values on money market instruments, public corporate debt obligations, public obligations of the U.S. Treasury and agencies of the U.S. Government as well as common stocks, preferred stocks, convertible preferred stocks, options and commodities; in addition to indices prepared by the research departments of such financial organizations as Lehman Bros., Merrill Lynch, Pierce, Fenner and Smith, Inc., Credit Suisse First Boston, Salomon Smith Barney, Morgan Stanley Dean Witter & Co., Goldman, Sachs & Co., Donaldson, Lufkin & Jenrette, Value Line, Datastream International, HBSC James Capel, Warburg Dillion Read, County Natwest and UBS UK Limited, including information provided by the Federal Reserve Board, Moody's, and the Federal Reserve Bank.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," a monthly corporate government index publication which lists principal, coupon and total return on over 100 different taxable bond indices which Merrill Lynch tracks. They also list the par weighted characteristics of each Index.

      Reuters, a wire service that frequently reports on global business.

      The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of inflation. The Index shows changes in the cost of selected consumer goods and does not represent a return on an investment vehicle.

      The Credit Suisse First Boston High Yield Index is designed to measure the performance of the high yield bond market.

      Ibbotson Associates, Inc. which provides performance data on different types of investments, including performance on different types of bonds and different types of stocks (E.G., by capitalization range).

      The Lehman Brothers Aggregate Index is an unmanaged index which generally covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities.

      The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million.

      Lehman Brothers, Inc., "The Bond Market Report," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

      Lehman Brothers, Inc., "The Global Family of Indices," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

      The Morgan Stanley All Country World Free Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the developed and emerging markets of Eastern Europe, Latin America, Asia and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges and is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

      The Morgan Stanley World Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges.

      The  NYSE  composite  of  component   indices--unmanaged  indices  of  all
      industrial, utilities, transportation, and finance stocks listed on the NYSE.

      The Russell 2000 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 1000 to 3000 by market capitalization.

      The Russell 2500 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 500 to 3000 by market capitalization.

      The Russell 3000 Index, prepared by the Frank Russell Company, consists of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investible U.S. equity market. The Russell 3000 tracks the return on these stocks based on price appreciation and depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

      The Russell 3000 Growth Index, prepared by the Frank Russell Company, consists of those Russell 3000 Index securities with above average growth orientation. Securities in this index generally have higher price-to-book and price-earnings ratios.

      The Salomon Brothers Government Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies.

      The Salomon Brothers Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and FHA and GNMA project notes.

      The   Standard   &   Poor's   400   Mid-Cap    Index   is   an   unmanaged
      capitalization-weighted index that is generally representative of the U.S. market for medium cap stocks.

      The Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average of 30 stocks are unmanaged lists of common stocks frequently used as general measures of stock market performance. Their performance figures reflect changes of market prices and quarterly reinvestment of all distributions but are not adjusted for commissions or other costs.

      The Standard & Poor's Small-Cap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

      The Standard & Poor's Utilities Index is an unmanaged capitalization weighted index comprising common stock in approximately 41 electric, natural gas distributors and pipelines, and telephone companies. The Index assumes the reinvestment of dividends.

      From time to time, in reports and promotional literature, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES and FORTUNE may also be used. In addition, quotations from articles and performance ratings and ratings appearing in daily newspaper publications such as THE WALL STREET JOURNAL, THE NEW YORK TIMES and NEW YORK DAILY NEWS may be cited.

      The Funds may also publish information concerning the benefits of asset allocation, which may include illustrations of potential allocations among stock funds, bond funds, and money market funds by age, objective or risk tolerance.

      From time to time, in reports and promotional literature as well as in the prospectus, the Focused Equity Fund and Life Series Focused Equity Fund may report their performance for the period of time WMC has acted as investment subadviser.

      From time to time, in reports and promotional literature as well as in the prospectus, the Value Fund and Life Series Value Fund may report their performance for the period of time since they changed their investment objectives and fundamental investment limitations.


                           CREDIT RATINGS INFORMATION

STANDARD & POOR'S ("S&P") LONG-TERM CREDIT RATINGS
--------------------------------------------------

      S&P issues the following credit ratings to long-term bonds, including but not limited to corporate bonds, municipal bonds, and government bonds. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

      - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      -     Nature of and provisions of the obligation;

      - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI The rating "CI" is reserved for income bonds on which no interest is being paid.

      D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------

      Moody's issues the following credit ratings to long-term bonds and preferred stock.

      Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Bad Bonds, which are rated "Bad", are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds, which are rated "B" generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Cae Bonds, which are rated "CAE", are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


S&P CREDIT RATINGS FOR COMMERCIAL PAPER
---------------------------------------

      An S&P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

      A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.'

      A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

      B Issues rated `B' are regarded as having only speculative capacity for timely payment.

      C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

      D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S SHORT-TERM CREDIT RATINGS
---------------------------------

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

      PRIME 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            o     Leading market positions in well-established industries.

            o     High rates of return on funds employed.

            o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

            o Well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME 2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

      PRIME 3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P'S RATINGS GROUP SHORT-TERM ISSUE CREDIT RATINGS
---------------------------------------------------

      S&P issues the following credit ratings for short-term debt issues. These ratings reflect the liquidity factors and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

            - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

            - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

      SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

      SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM MUNICIPAL DEBT CREDIT RATINGS

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., ,Aaa/NR or NR/VMIG 1.

      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

      MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protections are ample, although not as large as in the preceding group.

      MIG 3/VMIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

      SG  This  designation  denotes   speculative-grade  credit  quality.  Debt
instruments in this category may lack sufficient margins of protection.


                               GENERAL INFORMATION

      CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except for the Global and Life Series International Funds, and employs foreign sub-custodians to provide custody of foreign assets. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the Global and Life Series International Funds and employs foreign subcustodians to provide custody of their foreign assets.

      AUDITS AND REPORTS. The accounts of the Funds are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Funds.

      TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund, except for Cash Management Fund and Tax-Exempt Money Market Fund, by the Transfer Agent are $7.50 to open a non-retirement account; $15.00 to open a retirement account; $10.00 for each certificate issued; $1.20 per account per month; $15.00 for each legal transfer of shares; $0.25 per account per dividend declared; $5.00 for each exchange of shares into an existing Fund account; $7.50 for each partial withdrawal or complete liquidation from a non-retirement account and $15.00 for a retirement account; $1.00 for each Systematic Withdrawal Plan check; $0.75 each payment; and $1.00 per account per report required by any governmental authority. In addition, the Fund shall reimburse the Transfer Agent for all out-of-pocket costs including, but not limited to, the costs of postage, insurance, forms, envelopes, telephone lines and other similar items, counsel fees, including fees for the preparation of the Transfer Agent Agreement and review the Fund's registration statements and application forms. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to forfeiture of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.

      SHAREHOLDER LIABILITY. The First Investors Series Fund, First Investors Life Series Fund, First Investors Multi-State Insured Tax Free Fund, First Investors U.S. Government Plus Fund, and Executive Investors Trust are organized as "Massachusetts business trusts." Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Fund's Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. Each Fund's Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund. Each Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. Each Fund's Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.       Exhibits
               --------

     (a)(i)    Articles of Incorporation(1)

     (a)(ii) Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on December 10, 1992(9)

     (a)(iii) Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on June 30, 1993(9)

     (a)(iv) Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on October 21, 1994(1)

     (a)(v) Articles of Amendment filed with the Maryland State Department of Assessments and Taxation on February 13, 1996(4)

     (a)(vi) Articles of Amendment filed with the Maryland State Department of Assessments and Taxation on November 25, 1997(4)

     (a)(vii) Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on December 18, 1998(4)

     (a)(viii) Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on March 30, 1999(9)

     (a)(ix) Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on October 13, 2000(9)

     (a)(x) Articles of Amendment filed with the Maryland State Department of Assessments and Taxation on December 19, 2002 - filed herewith

     (b)       By-Laws(1)

     (c) Shareholders rights are contained in (a) Articles Sixth, Seventh and Eighth of Registrant's Articles of Incorporation; (b) Article Third of Registrant's Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on October 21, 1994; (c) Article First of Registrant's Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on December 18, 1998; (d) Article Second of Registrant's Articles Supplementary filed with the Maryland State Department of Assessments and Taxation on March 30, 1999; and (e) Articles II, VII and VIII of Registrant's By-Laws

     (d)(i)    Investment   Advisory  Agreement  between  Registrant  and  First
               Investors Management Company, Inc.(1)

     (d)(ii)   Schedule A to Investment Advisory Agreement(9)

     (d)(iii) Subadvisory Agreement among First Investors Management Company, Inc., Registrant and Wellington Management Company LLP(9)

     (e) Underwriting Agreement between Registrant and First Investors Corporation - filed herewith

     (f)       Bonus, profit sharing or pension plans - none

     (g)(i)    Custody Agreement between Registrant and The Bank of New York(2)

     (g)(ii)   Schedule II to Custodian Agreement(6)

     (g)(iii) Amendment to Custody Agreement between Registrant and The Bank of New York(9)

     (g)(iv) Foreign Custody Manager Agreement between Registrant and The Bank of New York(9)

     (h)(i) Organization Expense Reimbursement Agreement between Registrant and First Investors Management Company, Inc.(3)

     (h)(ii) Transfer Agent Agreement between Registrant and Administrative Data Management Corp.(5)

     (h)(iii)  Amended Schedule A to Transfer Agent Agreement(6)

     (i)       Opinion and Consent of Counsel - filed herewith

     (j)(i)    Consent of Independent Accountants - filed herewith

     (j)(ii)   Powers  of  Attorney  for  Ms.  Head  and  Messrs.   Head,  Reed,
               Rubinstein, Srygley, Sullivan and Wentworth(1)

     (j)(iii)  Power of Attorney for Mr. Grohol(6)

     (j)(iv)   Power of Attorney for Mr. Lavoie(7)

     (k)       Financial statements omitted from prospectus - none

     (l)       Initial capital agreements - none

     (m)(i)    Amended and Restated Class A Distribution Plan(2)

     (m)(ii)   Class B Distribution Plan(2)

     (n)       Amended and Restated Plan pursuant to Rule 18f-3(8)

     (o)       Reserved

     (p)(i) Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters(6)

     (p)(ii)   Code of Ethics of Wellington Management Company LLP(6)

-----------------------
(1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to Registrant's Registration Statement (File No. 33-46924) filed on November 13, 1995.

(2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to Registrant's Registration Statement (File No. 33-46924) filed on January 12, 1996.
(3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to Registrant's Registration Statement (File No. 33-46924) filed on February 25, 1997.
(4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to Registrant's Registration Statement (File No. 33-46924) filed on December 23, 1998.
(5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to Registrant's Registration Statement (File No. 33-46924) filed on January 28, 2000.
(6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to Registrant's Registration Statement (File No. 33-46924) filed on October 11, 2000.
(7) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to Registrant's Registration Statement (File No. 33-46924) filed on January 26, 2001.

(8) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of First Investors Cash Management Fund, Inc. (File No. 2-62347) filed on December 20, 2002.

(9) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 35 to Registrant's Registration Statement (File No. 33-46924) filed on January 28, 2002.

Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

          There are no persons controlled by or under common control with the Fund.

Item 25.  Indemnification
          ---------------

          ARTICLE ELEVENTH OF THE ARTICLES OF INCORPORATION OF REGISTRANT PROVIDES AS FOLLOWS:

          Section 11.1. Limitation on Liability. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) as currently in effect or as it may hereafter be amended, no director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

          Section 11.2. Indemnification. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) currently in effect or as it may hereafter be amended, the Corporation shall indemnify and advance expenses as provided in the By-Laws to its present and past directors, officers, employees and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee, partner, trustee or agent or in similar capacities for other entities.

          Section 11.3. Repeal or Modification. No repeal or modification of this Article ELEVENTH by the stockholders of the Corporation, or adoption or modification of any other provision of the Articles of Incorporation or By-Laws inconsistent with this Article ELEVENTH, shall repeal or narrow any limitation on the liability of any director or officer of the Corporation or right of indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

          ARTICLE X,  SECTION  10.01 OF THE  BY-LAWS OF  REGISTRANT  PROVIDES AS
FOLLOWS:

          Section 10.01. INDEMNIFICATION OF OFFICERS,  DIRECTORS,  EMPLOYEES AND
AGENTS: The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative
("Proceeding"), by reason of the fact that he or she is or was a director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such Proceeding to the maximum extent permitted by law, now existing or hereafter adopted. Notwithstanding the foregoing, the following provisions shall apply with respect to indemnification of the Corporation's directors, officers, and investment adviser (as defined in the 1940 Act):

          (a) Whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any such person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office or under any contract or agreement with the Corporation ("disabling conduct").

          (b)  The Corporation shall not indemnify any such person unless:

               (1) the court or other body before which the Proceeding was brought (a) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (b) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

               (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (a) the vote of a majority of a quorum of the directors of the Corporation who are neither interested persons of the Corporation as defined in the 1940 Act, nor parties to the Proceeding, or (b) if a majority of a quorum of directors described above so directs, or if such quorum is not obtainable, based upon a written opinion by independent legal counsel, that such person was not liable by reason of disabling conduct.

          (c) Reasonable expenses (including attorney's fees) incurred in defending a Proceeding involving any such person will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses unless it is ultimately determined that he or she is entitled to indemnification, if:

               (1) such person shall provide adequate security for his or her undertaking;

               (2) the Corporation shall be insured against losses arising by reason of such advance; or

               (3) a majority of a quorum of the directors of the Corporation who are neither interested persons of the Corporation as defined in the 1940 Act nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

          NUMBER 7 OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENT PROVIDES AS
FOLLOWS:

          7. LIMITATION OF LIABILITY OF THE MANAGER. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

          NUMBER  5  OF  THE  REGISTRANT'S  SUBADVISORY  AGREEMENT  PROVIDES  AS
FOLLOWS:

          5. LIABILITY OF THE SUBADVISER. The Subadviser agrees to perform faithfully the services required to be rendered to the Fund and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by the Fund or its officers, Directors or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to the Fund, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement. Nothing in this Agreement shall protect the Subadviser from any liabilities which it may have under the 1933 Act or the 1940 Act.

             NUMBER 12 OF THE REGISTRANT'S UNDERWRITING AGREEMENT PROVIDES AS
FOLLOWS:

          12. LIMITATION OF LIABILITY. The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended ("1993 Act"), or the 1940 Act.

          ARTICLE XVII, NUMBERS 1 AND 14 OF THE REGISTRANT'S CUSTODY AGREEMENT PROVIDE AS FOLLOWS:

          1. Except as hereinafter provided, neither the Custodian nor its nominee shall be liable for any loss or damage, including counsel fees, resulting from its action or omission to act or otherwise, either hereunder or under any Margin Account Agreement, except for any such loss or damage arising out of its own negligence or willful misconduct. In no event shall the Custodian be liable to the Fund or any third party for special, indirect or consequential damages or lost profits or loss of business, arising under or in connection with this Agreement, even if previously informed of the possibility of such damages and regardless of the form of action. The Custodian may, with respect to questions of law arising hereunder or under any Margin Account Agreement, apply at the expense of the Fund, for and obtain the advice and opinion of counsel to the Fund or of its own counsel, at its own expense, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with such advice or opinion. The Custodian shall be liable to the Fund for any loss or damage resulting from the use of the Book-Entry System or any Depository arising by reason of any negligence or willful misconduct on the part of the Custodian or any of its employees or agents.

          14. The Fund agrees to indemnify the Custodian against and save the Custodian harmless from all liability, claims, losses and demands whatsoever, including reasonable attorney's fees, howsoever arising or incurred because of or in connection with this Agreement, including the Custodian's payment or non-payment of checks pursuant to paragraph 6 of Article XIII as part of any check redemption privilege program of the Fund, except for any such liability, claim, loss and demand arising out of the Custodian's own or its nominee's negligence or willful misconduct.

          ARTICLE V, NUMBERS 1 AND 2 OF THE REGISTRANT'S FOREIGN CUSTODY MANAGER AGREEMENT PROVIDE AS FOLLOWS:

          1. BNY shall not be liable for any costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, the Fund except to the extent the same arises out of the failure of BNY to exercise the care, prudence and diligence required by Section 2 of Article II hereof. In no event shall BNY be liable to the Fund, the Board, or any third party for special, indirect or consequential damages, or for lost profits or loss of business, arising in connection with this Agreement.

          2. The Fund shall indemnify BNY and hold it harmless from and against any and all costs, expenses, damages, liabilities or claims, including attorneys' and accountants' fees, sustained or incurred by, or asserted against, BNY by reason or as a result of any action or inaction, or arising out of BNY's performance hereunder, provided that the Fund shall not indemnify BNY to the extent any such costs, expenses, damages, liabilities or claims arises out of BNY's failure to exercise the reasonable care, prudence and diligence required by Section 2 of Article II hereof.

          NUMBERS 5 AND 6 OF THE REGISTRANT'S TRANSFER AGENT AGREEMENT PROVIDE AS FOLLOWS:

          5. LIMITATIONS ON LIABILITY. ADM shall not be liable for any losses, claims or damages (collectively, "Damages") arising out of or in connection with ADM's performance or failure to perform its duties under this Agreement except to the extent that such Damages arise out of its negligence, reckless disregard of its duties, bad faith or willful misfeasance.

          6.   INDEMNIFICATION.

               A) The Fund shall indemnify and hold ADM harmless against any Damages or expenses (including reasonable attorneys fees) incurred in any action, suit or proceeding brought against it by any person other than the Fund, including a Shareholder, based upon ADM's services for the Fund or its Shareholders, if the Damages sought did not result from ADM's negligence, reckless disregard for its duties, bad faith or willful misfeasance.

               B) The Transfer Agent shall not pay or settle any claim, demand, expense or liability to which it may seek indemnity pursuant to paragraph (A) above an ("Indemnifiable Claim") without the express written consent of the Fund. The Transfer Agent shall notify the Fund promptly of receipt of notification of an Indemnifiable Claim. Unless the Fund notifies the Transfer Agent within 30 days of receipt of Written Notice of such Indemnifiable Claim that the Fund does not intend to defend such Indemnifiable Claim, the Fund shall defend the Transfer Agent for such Indemnifiable Claim. The Fund shall have the right to defend any Indemnifiable Claim at its own expense, such defense to be conducted by counsel selected by the Fund. Further, the Transfer Agent may join the Fund in such defense at the Transfer Agent's own expense, but to the extent that it shall so desire the Fund shall direct such defense. If the Fund shall fail or refuse to defend, pay or settle an Indemnifiable Claim, the Transfer Agent, at the Fund's expense, consistent with the limitation concerning attorney's fees expressed in (A) above, may provide its own defense.

          REFERENCE  IS HEREBY  MADE TO THE  MARYLAND  GENERAL  CORPORATION  LAW
CORPORATIONS  AND  ASSOCIATIONS  ARTICLE,  SECTION  2-418,   INDEMNIFICATION  OF
DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS

          The general effect of this Indemnification will be to indemnify the officers, directors, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a director, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the director's, officer's, employee's or agent's office.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  I.   Business and Other Connections of the Investment Adviser
               --------------------------------------------------------

          First Investors Management Company, Inc. ("FIMCO") is a registered investment adviser and provides investment management services to the Registrant. The description of FIMCO under the caption "Fund Management" in the Prospectus and under the caption "Management" in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption "Directors/Trustees and Officers" and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

          II.  Business and Other Connections of the Investment Subadviser
               -----------------------------------------------------------

          Wellington Management Company, LLP ("WMC") is a registered investment adviser and serves as a investment subadviser to the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of WMC during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-15908).

Item 27.  Principal Underwriters
          ----------------------

          (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

               Executive Investors Trust
               First Investors Cash Management Fund, Inc.
               First Investors Fund for Income, Inc.
               First Investors Global Fund, Inc.
               First Investors Government Fund, Inc.
               First Investors Insured Tax Exempt Fund, Inc.
               First Investors Multi-State Insured Tax Free Fund
               First Investors New York Insured Tax Free Fund, Inc. First Investors Series Fund
               First Investors Tax-Exempt Money Market Fund, Inc.
               First Investors U.S. Government Plus Fund
               First Investors Life Variable Annuity Fund A

               First Investors Life Variable Annuity Fund C
               First Investors Life Variable Annuity Fund D
               First Investors Life Level Premium Variable Life Insurance
                    (Separate Account B)

          (b)  The  following  persons are the  officers  and  directors  of the
Underwriter:

                                  Position and                       Position and
Name and Principal                Office with First                  Office with
Business Address                  Investors Corporation              Registrant
------------------                ---------------------              -------------
Glenn O. Head*                    Chairman of the Board              Director
                                  and Director

Kathryn S. Head**                 Vice President                     President and Director
                                  and Director

Lawrence A. Fauci*                Director                           None

John T. Sullivan*                 Director                           Chairman of the
                                                                     Board and Director

Marvin M. Hecker**                Executive Vice President           None

Larry R. Lavoie*                  Director, Secretary and            Director
                                  General Counsel

Frederick Miller**                Senior Vice President              None

Robert Flanagan*                  President                          None

William M. Lipkus**               Chief Financial Officer            None
                                  and Treasurer

Anne Condon**                     Vice President                     None

Elizabeth Reilly**                Vice President                     None

Matthew Smith**                   Vice President                     None

Concetta Durso*                   Assistant Vice President           Vice President and
                                  and Assistant Secretary            Secretary

Randy Pagan**                     Assistant Vice President           None

Mark Segal**                      Assistant Vice President           None

                                       9

Carol Lerner Brown*               Assistant Secretary                Assistant Secretary
------------------------
*    This person's  principal  business address is 95 Wall Street,  New York, NY
     10005.
**   This person's principal business address is 581 Main Street, Woodbridge, NJ
     07095.

          (c)  Not applicable

Item 28.  Location of Accounts and Records
          --------------------------------

          Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.

Item 29.  Management Services
          -------------------

          Not Applicable.

Item 30.  Undertakings
          ------------

          None.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 20th day of December 2002.

                                            FIRST INVESTORS SERIES FUND II, INC.



                                            By:  /s/ Kathryn S. Head
                                                 -------------------------------
                                                     Kathryn S. Head*
                                                     President and Director


          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 37 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/  Kathryn S. Head            President and Director        December 20, 2002
--------------------------
     Kathryn S. Head*


/s/  Joseph I. Benedek          Treasurer and Principal       December 20, 2002
--------------------------      Accounting Officer
     Joseph I. Benedek


/s/  Glenn O. Head              Director                      December 20, 2002
--------------------------
     Glenn O. Head


/s/  Robert M. Grohol           Director                      December 20, 2002
--------------------------
     Robert M. Grohol*


/s/  Larry R. Lavoie            Director                      December 20, 2002
--------------------------
     Larry R. Lavoie


/s/  Rex R. Reed                Director                      December 20, 2002
--------------------------
     Rex R. Reed*


/s/  Herbert Rubinstein         Director                      December 20, 2002
--------------------------
     Herbert Rubinstein*


/s/  James M. Srygley           Director                      December 20, 2002
--------------------------
     James M. Srygley*

/s/  John T. Sullivan           Chairman of the Board         December 20, 2002
--------------------------      and Director
     John T. Sullivan*


/s/  Robert F. Wentworth        Director                      December 20, 2002
--------------------------
     Robert F. Wentworth*




* By:  /s/ Larry R. Lavoie
       -------------------------------
           Larry R. Lavoie
           (Attorney-in-Fact)

                                INDEX TO EXHIBITS

Exhibit
Number         Description
-------        -----------

23(a)(x) Articles of Amendment filed with the Maryland State Department of Assessments and Taxation on December 19, 2002

23(e)          Underwriting  Agreement  between  Registrant and First  Investors
               Corporation

23(i)          Opinion and Consent of Counsel

23(j)(i)       Consent of Independent Accountants